                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08512
                                   ---------

                               PIMCO Advisors VIT
                               ------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

    Stephen Treadway - 1345 Avenue of the Americas, New York, New York 10105
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3369
                                                    ------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: December 31
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Shareholder Report

PIMCO ADVISORS VIT

OPCAP MID CAP PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                               2003 ANNUAL REPORT
                                   (UNAUDITED)

For the fiscal year ended December 31, 2003, the OpCap Mid Cap Portfolio (the "Portfolio") returned 32.42% versus 43.50% for its benchmark, the Wilshire Mid Cap 750 Universe.

Total Returns:

                                               1 YEAR     3 YEAR*    5 YEAR*    SINCE INCEPTION**
   PIMCO Advisors VIT -- OpCap
   Mid Cap Portfolio                            32.42%      9.52%     14.99%          12.28%

   Wilshire Mid Cap 750 Universe                43.50%      4.17%      8.48%           8.08%

*  Average Annual
** Inception Date: February 9, 1998

For the year, discount retailer Dollar General was the Portfolio's top contributor to performance. The company offers a focused assortment of basic consumer merchandise, including health and beauty aids, packaged food products and home cleaning supplies. Other top performers included Canadian National Railway (transportation), Diebold (computer systems), Oshkosh Truck (trucking/shipping) and Actuant (manufacturing). Actuant is a global manufacturer and marketer of a range of industrial products and systems.

Electro Scientific Industries (electronics) was the largest detractor from performance during the twelve month period. Other detractors included Apogent Technologies (drugs & medical products), Pharmaceutical Product Development (drugs & medical products), Tenet Healthcare (healthcare) and Sylvan Learning Systems (education).

                                TOP TEN HOLDINGS
                             (% of total net assets)

Aramark Corp.                                   4.8%

Lamar Advertising Co.                           4.2%

Millipore Corp.                                 3.8%

Alliant Techsystems Inc.                        3.5%

Canadian National Railroad Co.                  3.0%

Mettler-Toledeo
International Inc.                              2.9%

Rockwell Collins, Inc.                          2.7%

Oshkosh Truck Corp.                             2.5%

Actuant Corp.                                   2.5%

Nationwide Financial Services, Inc.             2.5%

[CHART]

TOP FIVE INDUSTRIES
(% of total net assets)

DRUGS & MEDICAL PRODUCTS                             9.1%
ADVERTISING                                          7.5%
MANUFACTURING                                        6.4%
TRANSPORTATION                                       6.2%
AEROSPACE                                            6.2%

                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
           THE PORTFOLIO AND THE WILSHIRE MID CAP 750 UNIVERSE INDEX+

[CHART]

                         PERIOD ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURN

1 Year                                               32.4%
5 Year                                               15.0%
Since February 9, 1998*                              12.3%

                            OPCAP MID CAP PORTFOLIO      WILSHIRE MIDCAP 750 UNIVERSE INDEX+
   2/9/98*                             $     10,000                             $     10,000
 2/28/1998                             $     10,190                             $     10,407
 3/31/1998                             $     10,720                             $     10,884
 4/30/1998                             $     11,000                             $     10,969
 5/31/1998                             $     10,630                             $     10,479
 6/30/1998                             $     10,521                             $     10,562
 7/31/1998                             $     10,061                             $      9,889
 8/31/1998                             $      8,581                             $      8,036
 9/30/1998                             $      8,641                             $      8,552
10/31/1998                             $      9,201                             $      9,110
11/30/1998                             $      9,591                             $      9,521
12/31/1998                             $      9,838                             $     10,164
 1/31/1999                             $      9,597                             $     10,053
 2/28/1999                             $      9,166                             $      9,474
 3/31/1999                             $      9,397                             $      9,665
 4/30/1999                             $      9,929                             $     10,549
 5/31/1999                             $     10,090                             $     10,736
 6/30/1999                             $     10,301                             $     11,254
 7/31/1999                             $     10,170                             $     11,053
 8/31/1999                             $      9,698                             $     10,708
 9/30/1999                             $      9,668                             $     10,511
10/31/1999                             $     10,331                             $     10,942
11/30/1999                             $     11,095                             $     11,495
12/31/1999                             $     11,967                             $     12,870
 1/31/2000                             $     11,401                             $     12,453
 2/29/2000                             $     11,647                             $     14,111
 3/31/2000                             $     13,001                             $     14,507
 4/30/2000                             $     13,694                             $     13,680
 5/31/2000                             $     13,533                             $     13,016
 6/30/2000                             $     13,800                             $     13,855
 7/31/2000                             $     14,184                             $     13,514
 8/31/2000                             $     15,100                             $     14,733
 9/30/2000                             $     14,535                             $     14,101
10/31/2000                             $     15,101                             $     13,653
11/30/2000                             $     13,992                             $     12,397
12/31/2000                             $     15,065                             $     13,514
 1/31/2001                             $     15,691                             $     13,883
 2/28/2001                             $     14,911                             $     12,869
 3/31/2001                             $     14,249                             $     12,003
 4/30/2001                             $     15,374                             $     13,195
 5/31/2001                             $     15,803                             $     13,580
 6/30/2001                             $     15,456                             $     13,595
 7/31/2001                             $     15,351                             $     13,168
 8/31/2001                             $     14,979                             $     12,578
 9/30/2001                             $     13,227                             $     10,931
10/31/2001                             $     14,073                             $     11,565
11/30/2001                             $     14,955                             $     12,454
12/31/2001                             $     16,053                             $     13,130
 1/31/2002                             $     15,684                             $     12,902
 2/28/2002                             $     15,850                             $     12,663
 3/31/2002                             $     16,744                             $     13,463
 4/30/2002                             $     16,398                             $     13,288
 5/31/2002                             $     16,255                             $     12,983
 6/30/2002                             $     15,169                             $     12,010
 7/31/2002                             $     14,084                             $     10,802
 8/31/2002                             $     14,239                             $     10,906
 9/30/2002                             $     13,321                             $     10,026
10/31/2002                             $     14,335                             $     10,483
11/30/2002                             $     15,444                             $     11,227
12/31/2002                             $     14,907                             $     10,658
 1/31/2003                             $     14,452                             $     10,402
 2/28/2003                             $     14,156                             $     10,139
 3/31/2003                             $     14,218                             $     10,176
 4/30/2003                             $     15,159                             $     10,923
 5/31/2003                             $     16,314                             $     11,713
 6/30/2003                             $     16,502                             $     11,916
 7/31/2003                             $     16,816                             $     12,451
 8/31/2003                             $     17,656                             $     13,071
 9/30/2003                             $     17,167                             $     12,852
10/31/2003                             $     18,573                             $     13,873
11/30/2003                             $     18,924                             $     14,342
12/31/2003                             $     19,740                             $     14,620

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.

+ The Wilshire MidCap 750 Universe Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

*  Commencement of operations.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2003

 SHARES                                                       VALUE
--------                                                   ------------
           COMMON STOCK -- 97.9%
           ADVERTISING -- 7.5%
  13,100   Lamar Advertising Co.*                          $    488,892
   2,300   Omnicom Group Inc.                                   200,859
   3,800   WPP Group plc ADR                                    186,770
                                                           ------------
                                                                876,521
                                                           ------------

           AEROSPACE -- 6.2%
   7,000   Alliant Techsystems, Inc.*                           404,320
  10,400   Rockwell Collins, Inc.                               312,312
                                                           ------------
                                                                716,632
                                                           ------------

           AUTOMOTIVE -- 1.9%
   4,700   Navistar International Corp.*                        225,083
                                                           ------------

           BANKING -- 5.4%
   2,100   M&T Bank Corp.                                       206,430
   5,000   SouthTrust Corp.                                     163,650
   8,900   Trustmark Corp.                                      260,503
                                                           ------------
                                                                630,583
                                                           ------------

           BUSINESS SERVICES -- 4.1%
   4,900   Certegy Inc.                                         160,720
   7,900   Harte-Hanks, Inc.                                    171,825
   5,700   Viad Corp.                                           142,500
                                                           ------------
                                                                475,045
                                                           ------------

           COMMERCIAL SERVICES -- 4.8%
  20,400   Aramark Corp.                                        559,368
                                                           ------------

           COMPUTER SERVICES -- 1.3%
  10,200   Unisys Corp.*                                        151,470
                                                           ------------

           COMPUTER SYSTEMS -- 1.5%
   3,300   Diebold Inc.                                         177,771
                                                           ------------

           CONSULTING SERVICES -- 1.0%
  10,700   Gartner, Inc.*                                       121,017
                                                           ------------

           CONSUMER PRODUCTS -- 1.5%
   6,100   The Dial Corp.                                       173,667
                                                           ------------
           DRUGS & MEDICAL PRODUCTS -- 9.1%
  10,500   Inveresk Research Group, Inc.*                       259,665
  10,400   Millipore Corp.*                                     447,720
   6,100   Pharmaceutical Product
             Development, Inc.*                                 164,517
   7,800   Priority Healthcare Corp.*                           188,058
                                                           ------------
                                                              1,059,960
                                                           ------------

           ELECTRONICS -- 2.8%
   8,700   Arrow Electronics, Inc.*                        $    201,318
   4,300   Jabil Circuit, Inc.*                                 121,690
                                                           ------------
                                                                323,008
                                                           ------------

           FINANCIAL SERVICES -- 2.5%
   8,700   Nationwide Financial Services, Inc.                  287,622
                                                           ------------

           FOOD SERVICES -- 2.3%
   3,300   Ruby Tuesday, Inc.                                    94,017
   4,900   Yum! Brands, Inc.*                                   168,560
                                                           ------------
                                                                262,577
                                                           ------------

           HEALTH & HOSPITALS -- 2.4%
   7,500   Laboratory Corp. of
             America Holdings*                                  277,125
                                                           ------------

           INDUSTRIAL MATERIALS -- 1.0%
   3,400   The Sherwin-Williams Co.                             118,116
                                                           ------------

           INSURANCE -- 5.5%
   2,600   PartnerRe Ltd.                                       150,930
   5,300   Platinum Underwriters
           Holdings, Ltd.                                       159,000
   2,300   Radian Group Inc.                                    112,125
  10,600   Scottish Re Group Ltd.                               220,268
                                                           ------------
                                                                642,323
                                                           ------------

           MACHINERY/ENGINEERING -- 5.4%
   3,900   AMETEK, Inc.                                         188,214
  11,200   National-Oilwell, Inc.*                              250,432
   4,400   Varian Inc.*                                         183,612
                                                           ------------
                                                                622,258
                                                           ------------

           MANUFACTURING -- 6.4%
   8,000   Actuant Corp.*                                       289,600
   2,500   Eaton Corp.                                          269,950
   3,800   Roper Industries, Inc.                               187,188
                                                           ------------
                                                                746,738
                                                           ------------

           MEASURING INSTRUMENTS -- 2.9%
   7,900   Mettler-Toledo International Inc.*                   333,459
                                                           ------------

           MEDICAL RESEARCH -- 2.0%
   6,800   Charles River Laboratories
             International, Inc.*                               233,444
                                                           ------------

 SHARES                                                        VALUE
--------                                                   ------------
           OIL & GAS -- 4.5%
   4,850   Anadarko Petroleum Corp.                        $    247,399
   4,000   GlobalSantaFe Corp.                                   99,320
   4,300   Nabors Industries, Ltd.*                             178,450
                                                           ------------
                                                                525,169
                                                           ------------

           RETAIL -- 4.3%
  13,400   Dollar General Corp.                                 281,266
   8,400   Ross Stores, Inc.                                    222,012
                                                           ------------
                                                                503,278
                                                           ------------

           SECURITY SERVICES -- 1.1%
   5,000   Kroll Inc.*                                          130,000
                                                           ------------

           TRANSPORTATION -- 6.2%
   5,500   Canadian National Railway Co.                        348,040
  12,100   Pacer International, Inc.*                           244,662
   3,400   UTI Worldwide, Inc.                                  128,962
                                                           ------------
                                                                721,664
                                                           ------------

           TRUCKING/SHIPPING -- 2.6%
   5,800   Oshkosh Truck Corp.                                  295,974
                                                           ------------

           UTILITIES -- 1.7%
   5,100   Cinergy Corp.                                   $    197,931
                                                           ------------
            Total Common Stock
             (cost-$9,329,877)                               11,387,803
                                                           ------------
            Total Investments
             (cost-$9,329,877+)              97.9%           11,387,803
            Other assets less
             liabilities                      2.1               247,038
                                            -----          ------------
            Net Assets                      100.0%         $ 11,634,841
                                            =====          ============

----------
ADR - American Depositary Receipt

* Non-income producing security

+ The cost basis of portfolio securities for federal income tax purposes is $9,340,495. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,072,985; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $25,677; net unrealized appreciation for federal income tax purposes is $2,047,308.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$9,329,877)                                       $  11,387,803
Cash                                                                                270,468
Dividends receivable                                                                  5,502
                                                                              -------------
   Total Assets                                                                  11,663,773
                                                                              -------------

LIABILITIES:
Investment advisory fee payable                                                       7,372
Payable for shares of beneficial interest redeemed                                      522
Accrued expenses                                                                     21,038
                                                                              -------------
   Total Liabilities                                                                 28,932
                                                                              -------------
     Net Assets                                                               $  11,634,841
                                                                              =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $       8,154
Paid-in-capital in excess of par                                                  9,274,662
Undistributed net investment income                                                     461
Accumulated net realized gain on investments                                        293,638
Net unrealized appreciation of investments                                        2,057,926
                                                                              -------------
     Net Assets                                                               $  11,634,841
                                                                              =============
Shares outstanding                                                                  815,407
                                                                              -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $       14.27
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $974)                       $     106,960
   Interest                                                                              89
                                                                              -------------
     Total investment income                                                        107,049
                                                                              -------------

EXPENSES:
   Investment advisory fees                                                          83,017
   Custodian fees                                                                    15,649
   Audit and tax services fees                                                       13,814
   Reports to shareholders                                                            8,537
   Transfer agent fees                                                                4,180
   Trustees' fees and expenses                                                        3,376
   Miscellaneous                                                                      2,565
                                                                              -------------
     Total expenses                                                                 131,138
     Less:  investment advisory fees waived                                         (25,666)
            custody credits earned on cash balances                                  (1,700)
                                                                              -------------
     Net expenses                                                                   103,772
                                                                              -------------
        Net investment income                                                         3,277
                                                                              -------------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                               1,455,277
   Net change in unrealized appreciation/depreciation of investments              1,496,280
                                                                              -------------
     Net realized and unrealized gain on investments                              2,951,557
                                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $   2,954,834
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------
                                                                         2003                2002
                                                                    ---------------    ---------------
INVESTMENT OPERATIONS:
Net investment income                                               $         3,277    $           508
Net realized gain on investments                                          1,455,277            554,146
Net change in unrealized appreciation/depreciation of investments         1,496,280         (1,885,008)
                                                                    ---------------    ---------------
   Net increase (decrease) in net assets resulting from
     investment operations                                                2,954,834         (1,330,354)
                                                                    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments                                        (1,275,969)          (308,456)
                                                                    ---------------    ---------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                        125,317          1,014,608
Reinvestment of distributions                                             1,275,969            308,456
Cost of shares redeemed                                                  (1,872,107)        (5,736,463)
                                                                    ---------------    ---------------
   Net decrease in net assets from share transactions                      (470,821)        (4,413,399)
                                                                    ---------------    ---------------
     Total increase (decrease) in net assets                              1,208,044         (6,052,209)

NET ASSETS:
Beginning of year                                                        10,426,797         16,479,006
                                                                    ---------------    ---------------
End of year (including undistributed net investment income of
   $461 at December 31, 2003)                                       $    11,634,841    $    10,426,797
                                                                    ===============    ===============

SHARES ISSUED AND REDEEMED:
Issued                                                                       10,011             75,234
Issued in reinvestment of distributions                                      93,091             25,429
Redeemed                                                                   (147,272)          (465,052)
                                                                    ---------------    ---------------
   Net decrease                                                             (44,170)          (364,389)
                                                                    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                              YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------
                                                          2003          2002            2001           2000          1999
                                                     ------------    -----------    ------------    ----------    -----------
Net asset value, beginning of year                   $      12.13    $     13.46    $      13.02    $    11.63    $      9.79
                                                     ------------    -----------    ------------    ----------    -----------
INVESTMENT OPERATIONS:
Net investment income                                        0.00*          0.00*           0.00*         0.06           0.05
Net realized and unrealized gain (loss)
   on investments                                            3.84          (0.96)           0.85          2.83           2.07
                                                     ------------    -----------    ------------    ----------    -----------
   Total from investment operations                          3.84          (0.96)           0.85          2.89           2.12
                                                     ------------    -----------    ------------    ----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income                                          --             --           (0.02)        (0.04)         (0.05)
Net realized gains                                          (1.70)         (0.37)          (0.36)        (1.46)         (0.23)
Return of capital                                              --             --           (0.03)           --             --
                                                     ------------    -----------    ------------    ----------    -----------
   Total dividends and distributions
     to shareholders                                        (1.70)         (0.37)          (0.41)        (1.50)         (0.28)
                                                     ------------    -----------    ------------    ----------    -----------
Net asset value, end of year                         $      14.27    $     12.13    $      13.46    $    13.02    $     11.63
                                                     ============    ===========    ============    ==========    ===========

TOTAL RETURN (1)                                             32.4%          (7.1)%           6.6%         25.9%          21.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                      $     11,635    $    10,427    $     16,479    $   16,741    $     5,382
Ratio of expenses to average net assets (2)(3)               1.02%          1.00%           1.00%          1.00%         1.03%
Ratio of net investment income (loss) to
   average net assets (3)                                    0.03%          0.00%**         0.06%         0.65%          0.62%
Portfolio Turnover                                             81%            93%             85%          100%           108%


----------

*   Less than $0.005 per share
**  Less than 0.005%
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).
(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
    (loss) to average net assets would have been 1.26% and (0.22)%, respectively, for the year ended December 31, 2003, 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively, for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000 and 1.70% and (0.05)%, respectively, for the year ended December 31, 1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MID CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio (the "Portfolio"), PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Equity Income Portfolio and the NFJ Small Cap Value Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

   (E) INCOME TAXES

The tax character of dividends and distributions paid during the years ended December 31 were:

                                                                         2003                2002
                                                                    ---------------    ---------------
Ordinary income                                                     $       603,586                 --
Long-term capital gain                                              $       672,383    $       308,456

At December 31, 2003, tax basis distributable earnings were comprised from:

Ordinary income                                                                        $       210,278
Long-term capital gain                                                                 $        98,654

   (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2003, the Portfolio's payable in connection with the Plan was $4,215, of which $1,592 was accrued during the year ended December 31, 2003.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average annual daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2003, purchases and sales of securities, other than short-term securities, aggregated $8,259,031 and $10,206,613, respectively.

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring this Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO-related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.


FEDERAL TAX INFORMATION (unaudited)

The Portfolio paid long-term capital gain dividends of $0.89437 per share during the year ended December 31, 2003, all of which is taxable as 20% rate capital gain dividends.

A total of 11% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Mid Cap Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OpCap Mid Cap Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                      PIMCO ADVISORS VIT--BOARD OF TRUSTEES

STEPHEN TREADWAY, CHAIRMAN OF THE BOARD AND        Managing Director, Allianz Dresdner Asset Management of America L.P.;
PRESIDENT*                                         Managing Director and Chief Executive Officer, PIMCO Advisors Fund
1345 AVENUE OF THE AMERICAS                        Management LLC; Managing Director and Chief Executive Officer,
NEW YORK, NY 10105                                 PIMCO Advisors Distributors LLC; Member of the Board of Management
AGE: 56                                            of Allianz Dresdner Asset Management GmbH. Mr. Treadway serves as a
TRUSTEE SINCE: 2001                                director/trustee and holds various executive officer positions in
TERM OF OFFICE: PERPETUAL                          connection with Allianz Dresdner Asset Management of America L.P.'s
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX       affiliated open and closed-end mutual funds.
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

V. LEE BARNES                                      Principal, Glenville Associates, management consultants to the
1345 AVENUE OF THE AMERICAS                        insurance industry; Director of NetLearning Services Corporation;
NEW YORK, NY 10105                                 Director of Davis International Banking Consultants; previously,
AGE: 66                                            consultant and acting Executive Vice President of Smyth,
TRUSTEE SINCE: 2000                                Sanford & Gerard Professional Liability L.L.C., an insurance
TERM OF OFFICE: PERPETUAL                          underwriting agency.
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

PAUL Y. CLINTON                                    Principal of Clinton Management Associates, a financial and venture
1345 AVENUE OF THE AMERICAS                        capital consulting firm; Trustee of Capital Cash Management Trust,
NEW YORK, NY 10105                                 a money market fund and Narragansett Tax-Free Fund, a tax-exempt
AGE: 73                                            bond fund; Director of Oppenheimer Quest Value Fund, Inc.,
TRUSTEE SINCE: 1994                                Oppenheimer Quest International Fund, Inc., Oppenheimer Quest
TERM OF OFFICE: PERPETUAL                          Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX       Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc.,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND       Rochester Fund Municipals, Rochester Portfolio Series Limited
COMPLEX                                            Term New York Municipals and Bond Fund Series, Oppenheimer
                                                   Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company. Formerly: Director,
                                                   External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex
                                                   Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital
                                                   partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a
                                                   venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; Vice President of
                                                   W.R. Grace & Co.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.

THOMAS W. COURTNEY                                 Principal of Courtney Associates, Inc., a venture capital firm, former
1345 AVENUE OF THE AMERICAS                        General Partner of Trivest Venture Fund, a private venture capital
NEW YORK, NY 10105                                 fund; Director of Oppenheimer Quest Value Fund, Inc.,
AGE: 70                                            Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
TRUSTEE SINCE: 1994                                International Fund, Inc., Oppenheimer Quest Opportunity Value
TERM OF OFFICE: PERPETUAL                          Fund, Inc., Oppenheimer Quest Balanced Fund, Inc., Rochester
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX       Fund Municipals, Rochester Portfolio Series Limited Term New
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND       York Municipals and Bond Fund Series, Oppenheimer Mid Cap
COMPLEX                                            Fund, Oppenheimer Convertible Securities Fund, each of which is an open-end investment company; President of Federated Investment
                                                   Counseling, Inc.; President of Boston Company Institutional
                                                   Investors; Trustee of Hawaiian Tax-Free Trust and Tax-Free Trust
                                                   of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial Analysts Federation.

LACY B. HERRMANN                                   Chairman and Chief Executive Officer of Aquila Management
1345 AVENUE OF THE AMERICAS                        Corporation, the sponsoring organization and manager,
NEW YORK, NY 10105                                 administrator and/or Sub-Advisor to a group to the following open-
AGE: 74                                            end investment companies, and Chairman of the Board of Trustees
TRUSTEE SINCE: 1994                                and President of each: Churchill Cash Reserves Trust, Aquila
TERM OF OFFICE: PERPETUAL                          Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX       Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND       Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-
COMPLEX                                            Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free
                                                   Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of
                                                   Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and
                                                   Aquila Rocky Mountain Equity Fund. Vice President, Director,
                                                   Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and
                                                   an Officer and Trustee/Director of its predecessors. President and
                                                   Director of STCM Management Company, Inc., sponsor and adviser to
                                                   CCMT. Chairman, President and a Director of InCap Management
                                                   Corporation, formerly, sub-adviser and administrator of Prime Cash
                                                   Fund and Short-term Asset Reserves; Director of Oppenheimer Quest
                                                   Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc.,
                                                   Oppenheimer Quest International Fund, Inc., Oppenheimer Quest
                                                   Opportunity Value Fund, Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown
                                                   University since 1996; Trustee of Hopkins School since 1993.

THEODORE T. MASON                                  Executive Director of Louisiana Power Partners, LLC since 1999 and
1345 AVENUE OF THE AMERICAS                        of East Wind Power Partners, Ltd. since 1994; President of the Alumni
NEW YORK, NY 10105                                 Association of SUNY Maritime College, 2002 (First Vice President,
AGE: 68                                            2001; Second Vice President, 1998-2000) and Director of the same
TRUSTEE SINCE: 2000                                organization since 1997; Vice Chairman of the Board of Trustees of
TERM OF OFFICE: PERPETUAL                          Capital Cash Management Trust since 1981, Trustees and Vice
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX       President, 1976-1981, and formerly Director of its predecessor;
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND        Director of STCM Management Company, Inc.; Vice Chairman of the
COMPLEX                                            Board of Trustees and Trustee of Prime Cash Fund (inactive) since
                                                   1982; Trustee of Short-Term Asset Reserves, 1984-1986 and 1989-1996,
                                                   of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust
                                                   since 1984, of Churchill Cash Reserves Trust since 1985 (inactive), of
                                                   Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S.
                                                   Government Securities Cash Asset Trust since 1988 and of Churchill
                                                   Tax-Free Fund of Kentucky since 1992; Director of The Maritime
                                                   Industry Museum at Fort Schuyler; Trustee of the Maritime College at
                                                   Fort Schuyler Foundation, Inc., since 2000; Director of Navy League of the U.S. New York Council, 2002; Former National Officer of the
                                                   Naval Reserve Association and Commanding Officer of four Naval
                                                   Reserve Units, Captain, USNR (Ret).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                                      Chairman, President & Trustee
V. Lee Barnes                                         Trustee
Paul Y. Clinton                                       Trustee
Thomas W. Courtney                                    Trustee
Lacy B. Herrmann                                      Trustee
Theodore T. Mason                                     Trustee
Malcolm Bishopp                                       Executive Vice President
Brian S. Shlissel                                     Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                                      Vice President and Portfolio Manager
Michael Corelli                                       Vice President and Portfolio Manager
Mark F. Degenhart                                     Vice President and Portfolio Manager
Ben J. Fischer                                        Vice President and Portfolio Manager
Colin Glinsman                                        Vice President and Portfolio Manager
Louis P. Goldstein                                    Vice President and Portfolio Manager
Matthew Greenwald                                     Vice President and Portfolio Manager
William Gross                                         Vice President and Portfolio Manager
Benjamin D. Gutstein                                  Vice President and Portfolio Manager
Elisa A. Mazen                                        Vice President and Portfolio Manager
Dennis McKechnie                                      Vice President and Portfolio Manager
John Schneider                                        Vice President and Portfolio Manager
Robert K. Urquhart                                    Vice President and Portfolio Manager
Lawrence G. Altadonna                                 Assistant Treasurer
Jennifer A. Patula                                    Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT


OPCAP U.S. GOVERNMENT INCOME PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO

                               2003 ANNUAL REPORT
                                   (UNAUDITED)

For the fiscal year ended December 31, 2003, the OpCap U.S. Government Income Portfolio (the "Portfolio") returned 1.34% versus 2.29% for its benchmark, the Lehman Brothers Intermediate Government Bond Index.

Total Returns:

                                            1 YEAR      3 YEAR*    5 YEAR*   SINCE INCEPTION**
     PIMCO Advisors VIT - OpCap
     U.S. Government Income Portfolio        1.34%       5.80%       5.16%          6.32%

     Lehman Brothers Intermediate
     Government Bond Index                   2.29%       6.73%       6.18%          7.25%

*  Average Annual
** Inception Date: January 3, 1995

The Portfolio invests primarily in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio primarily owns intermediate-term securities, placing a priority on maintaining a relatively stable net asset value per share. At December 31, 2003, the Portfolio's average maturity was 4.2 years, the average duration 3.3 years.

                                  TOP HOLDINGS
                             (% of total net assets)

U.S. Treasury Securities       52.8%

Tennessee Valley Authority     13.4%

Federal Home Loan Bank          6.2%

Commercial Credit Group Inc.    5.0%

Freddie Mac                     4.7%

General Electric Capital Corp.  3.7%

Government National Mortgage
Association                     3.6%

National Rural Utilities
Cooperative Fin. Corp.          3.0%

Federal Farm Credit Corp.       2.5%

Fannie Mae                      2.1%

[CHART]

           PIMCO ADVISORS VIT--OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
    THE PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX+

                         PERIOD ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

            U.S. GOVERNMENT INCOME PORTFOLIO        LEHMAN BROS. INTERMEDIATE GOV'T BOND INDEX+
   1/3/95*                      $     10,000                                       $     10,000
   1/31/95                      $     10,143                                       $     10,163
   2/28/95                      $     10,334                                       $     10,359
   3/31/95                      $     10,367                                       $     10,631
   4/30/95                      $     10,481                                       $     10,762
   5/31/95                      $     10,768                                       $     10,461
   6/30/95                      $     10,830                                       $     10,917
   7/31/95                      $     10,829                                       $     10,908
   8/31/95                      $     10,912                                       $     10,999
   9/30/95                      $     10,974                                       $     11,073
  10/31/95                      $     11,078                                       $     11,194
  11/30/95                      $     11,212                                       $     11,331
  12/31/95                      $     11,314                                       $     11,443
   1/31/96                      $     11,400                                       $     11,539
   2/29/96                      $     11,268                                       $     11,417
   3/31/96                      $     11,222                                       $     11,364
   4/30/96                      $     11,195                                       $     11,332
   5/31/96                      $     11,188                                       $     11,326
   6/30/96                      $     11,291                                       $     11,441
   7/31/96                      $     11,307                                       $     11,477
   8/31/96                      $     11,312                                       $     11,489
   9/30/96                      $     11,438                                       $     11,638
  10/31/96                      $     11,599                                       $     11,829
  11/30/96                      $     11,728                                       $     11,972
  12/31/96                      $     11,657                                       $     11,907
   1/31/97                      $     11,686                                       $     11,952
   2/28/97                      $     11,688                                       $     11,971
   3/31/97                      $     11,626                                       $     11,903
   4/30/97                      $     11,736                                       $     12,038
   5/31/97                      $     11,814                                       $     12,132
   6/30/97                      $     11,914                                       $     12,236
   7/31/97                      $     12,143                                       $     12,461
   8/31/97                      $     12,073                                       $     12,414
   9/30/97                      $     12,210                                       $     12,549
  10/31/97                      $     12,350                                       $     12,696
  11/30/97                      $     12,371                                       $     12,724
  12/31/97                      $     12,477                                       $     12,827
   1/31/98                      $     12,653                                       $     12,994
   2/28/98                      $     12,621                                       $     12,979
   3/31/98                      $     12,651                                       $     13,019
   4/30/98                      $     12,706                                       $     13,082
   5/31/98                      $     12,822                                       $     13,172
   6/30/98                      $     12,937                                       $     13,260
   7/31/98                      $     12,955                                       $     13,311
   8/31/98                      $     13,218                                       $     13,562
   9/30/98                      $     13,542                                       $     13,878
  10/31/98                      $     13,459                                       $     13,902
  11/30/98                      $     13,461                                       $     13,859
  12/31/98                      $     13,492                                       $     13,913
   1/31/99                      $     13,556                                       $     13,976
   2/28/99                      $     13,301                                       $     13,784
   3/31/99                      $     13,352                                       $     13,875
   4/30/99                      $     13,391                                       $     13,913
   5/31/99                      $     13,263                                       $     13,828
   6/30/99                      $     13,210                                       $     13,847
   7/31/99                      $     13,172                                       $     13,848
   8/31/99                      $     13,160                                       $     13,868
  9 /30/99                      $     13,279                                       $     13,987
 1 0/31/99                      $     13,295                                       $     14,015
  11/30/99                      $     13,323                                       $     14,025
  12/31/99                      $     13,273                                       $     13,981
 1/31/2000                      $     13,236                                       $     13,934
 2/29/2000                      $     13,371                                       $     14,050
 3/31/2000                      $     13,481                                       $     14,210
 4/30/2000                      $     13,469                                       $     14,204
 5/31/2000                      $     13,500                                       $     14,242
 6/30/2000                      $     13,693                                       $     14,469
 7/31/2000                      $     13,778                                       $     14,564
 8/31/2000                      $     13,946                                       $     14,727
 9/30/2000                      $     14,018                                       $     14,856
10/31/2000                      $     14,144                                       $     14,958
11/30/2000                      $     14,383                                       $     15,178
12/31/2000                      $     14,651                                       $     15,445
 1/31/2001                      $     14,821                                       $     15,651
 2/28/2001                      $     14,945                                       $     15,794
 3/31/2001                      $     15,042                                       $     15,908
 4/30/2001                      $     14,915                                       $     15,857
 5/31/2001                      $     14,958                                       $     15,922
 6/30/2001                      $     15,028                                       $     15,973
 7/31/2001                      $     15,341                                       $     16,272
 8/31/2001                      $     15,470                                       $     16,417
 9/30/2001                      $     15,784                                       $     16,768
10/31/2001                      $     16,057                                       $     17,030
11/30/2001                      $     15,793                                       $     16,827
12/31/2001                      $     15,615                                       $     16,746
 1/31/2002                      $     15,699                                       $     16,818
 2/28/2002                      $     15,819                                       $     16,958
 3/31/2002                      $     15,518                                       $     16,702
 4/30/2002                      $     15,842                                       $     17,014
 5/31/2002                      $     15,956                                       $     17,133
 6/30/2002                      $     16,173                                       $     17,347
 7/31/2002                      $     16,466                                       $     17,674
 8/31/2002                      $     16,655                                       $     17,875
 9/30/2002                      $     16,995                                       $     18,182
10/31/2002                      $     16,924                                       $     18,170
11/30/2002                      $     16,787                                       $     18,026
12/31/2002                      $     17,124                                       $     18,360
 1/31/2003                      $     17,064                                       $     18,319
 2/28/2003                      $     17,290                                       $     18,526
 3/31/2003                      $     17,258                                       $     18,530
 4/30/2003                      $     17,305                                       $     18,671
 5/31/2003                      $     17,601                                       $     18,964
 6/30/2003                      $     17,534                                       $     18,934
 7/31/2003                      $     17,057                                       $     18,474
 8/31/2003                      $     17,079                                       $     18,507
 9/30/2003                      $     17,431                                       $     18,908
10/31/2003                      $     17,245                                       $     18,723
11/30/2003                      $     17,248                                       $     18,725
12/31/2003                      $     17,352                                       $     18,871

AVERAGE ANNUAL TOTAL RETURN

1 YEAR       5 YEAR    SINCE JANUARY 3, 1995*
 1.3%         5.2%            6.3%

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.

+ The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that is not available for direct investment. All interest is reinvested.
* Commencement of operations.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003

PRINCIPAL
 AMOUNT
  (000)                                                                          VALUE
---------                                                                     ------------
           CORPORATE BONDS -- 11.7%
           FINANCIAL SERVICES -- 8.7%
$     375  Commercial Credit Group Inc., 7.75%, 3/1/05                        $    401,511
      275  General Electric Capital Corp., 6.00%, 6/15/12                          298,225
                                                                              ------------
                                                                                   699,736
                                                                              ------------

           UTILITIES -- 3.0%
      225  National Rural Utilities, 6.00%, 5/15/06                                242,644
                                                                              ------------
             Total Corporate Bonds (cost-$881,847)                                 942,380
                                                                              ------------

           MORTGAGE-RELATED SECURITIES -- 16.6%
           Fannie Mae,
      165    3.25%-9.50%, 12/1/19                                                  165,236
           Federal Home Loan Bank,
      500    2.25%, 5/15/06                                                        500,112
           Freddie Mac,
      175    5.875%, 3/21/11                                                       189,686
      175    6.375%, 8/1/11                                                        187,292
           Government National Mortgage Association,
      275    6.50%, 3/15/32                                                        289,523
                                                                              ------------
             Total Mortgage-Related Securities (cost-$1,289,310)                 1,331,849
                                                                              ------------

           U.S. GOVERNMENT AGENCIES -- 15.9%
      200  Federal Farm Credit Bank Corp., 2.125%, 8/15/05                         201,154
    1,000  Tennesee Valley Authority, 5.375%, 11/13/08                           1,078,570
                                                                              ------------
             Total U.S. Government Agencies (cost-$1,198,471)                    1,279,724
                                                                              ------------

           U.S. TREASURY BONDS AND NOTES -- 52.8%
      500    2.625%, 5/15/08                                                       492,481
    1,500    3.625%, 3/31/04                                                     1,509,726
      100    5.00%, 8/15/11                                                        107,016
      275    5.25%, 11/15/28                                                       276,987
      250    5.75%, 8/15/10                                                        280,313
      450    5.875%, 11/15/04                                                      468,035
      950    6.50%, 2/15/10                                                      1,103,929
                                                                              ------------
             Total U.S. Treasury Bonds and Notes (cost-$4,138,690)               4,238,487
                                                                              ------------
             Total Investments (cost-$7,508,318+)                    97.0%       7,792,440
             Other assets less liabilities                            3.0          238,000
                                                                    -----     ------------
             Net Assets                                             100.0%    $  8,030,440
                                                                    =====     ============

-----------
+ The cost basis of portfolio securities for federal income tax purposes is $7,508,318. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $303,636; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $19,514; net unrealized appreciation for federal income tax purpose is $284,122.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$7,508,318)                                       $  7,792,440
Cash                                                                               181,994
Interest receivable                                                                 84,737
                                                                              ------------
  Total Assets                                                                   8,059,171
                                                                              ------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                  10,124
Investment advisory fee payable                                                      1,732
Accrued expenses                                                                    16,875
                                                                              ------------
  Total Liabilities                                                                 28,731
                                                                              ------------
     Net Assets                                                               $  8,030,440
                                                                              ============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $      7,369
Paid-in-capital in excess of par                                                 7,652,060
Distributions in excess of net investment income                                      (388)
Accumulated net realized gain on investments                                        87,277
Net unrealized appreciation of investments                                         284,122
                                                                              ------------
  Net Assets                                                                  $  8,030,440
                                                                              ============
Shares outstanding                                                                 736,859
                                                                              ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $      10.90
                                                                              ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Interest                                                                    $    340,947
                                                                              ------------
EXPENSES:
  Investment advisory fees                                                          52,095
  Audit and tax services fees                                                       13,069
  Custodian fees                                                                     9,044
  Reports to shareholders                                                            7,971
  Transfer agent fees                                                                4,028
  Trustees' fees and expenses                                                        2,851
  Miscellaneous                                                                      2,441
                                                                              ------------
     Total expenses                                                                 91,499
     Less: investment advisory fee waived                                           (3,042)
           custody credits earned on cash balances                                  (1,632)
                                                                              ------------
     Net expenses                                                                   86,825
                                                                              ------------
        Net investment income                                                      254,122
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                                                  89,123
  Net change in unrealized appreciation/depreciation of investments               (221,584)
                                                                              ------------
  Net realized and unrealized loss on investments                                 (132,461)
                                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $    121,661
                                                                              ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED DECEMBER 31,
                                                                                ----------------------------
                                                                                    2003            2002
                                                                                ------------    ------------
INVESTMENT OPERATIONS:
Net investment income                                                           $    254,122    $    349,280
Net realized gain on investments                                                      89,123         113,405
Net change in unrealized appreciation/depreciation of investments                   (221,584)        365,162
                                                                                ------------    ------------
  Net increase in net assets resulting from investment operations                    121,661         827,847
                                                                                ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                               (254,122)       (378,761)
Net realized gains                                                                  (113,063)        (41,408)
                                                                                ------------    ------------
  Total dividends and distributions to shareholders                                 (367,185)       (420,169)
                                                                                ------------    ------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                 791,187       1,829,202
Reinvestment of dividends and distributions                                          367,185         420,169
Cost of shares redeemed                                                           (2,045,650)     (2,521,877)
                                                                                ------------    ------------
  Net decrease in net assets from share transactions                                (887,278)       (272,506)
                                                                                ------------    ------------
     Total increase (decrease) in net assets                                      (1,132,802)        135,172

NET ASSETS:
Beginning of year                                                                  9,163,242       9,028,070
                                                                                ------------    ------------
End of year (including dividends in excess of net investment income of $388
  and $2,234, respectively)                                                     $  8,030,440    $  9,163,242
                                                                                ============    ============

SHARES ISSUED AND REDEEMED:
Issued                                                                                71,523         167,128
Issued in reinvestment of dividends and distributions                                 33,295          38,775
Redeemed                                                                            (185,067)       (231,711)
                                                                                ------------    ------------
  Net decrease                                                                       (80,249)        (25,808)
                                                                                ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                   YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------
                                               2003           2002          2001           2000           1999
                                             ---------      ---------     ---------      ---------      --------
Net asset value, beginning of year           $   11.21      $   10.71     $   10.50      $   10.00      $  10.66
                                             ---------      ---------     ---------      ---------      --------
INVESTMENT OPERATIONS:
Net investment income                             0.32           0.46          0.47           0.51          0.49
Net realized and unrealized gain (loss)
  on investments                                 (0.17)          0.55          0.21           0.50         (0.66)
                                             ---------      ---------     ---------      ---------      --------
  Total from investment operations                0.15           1.01          0.68           1.01         (0.17)
                                             ---------      ---------     ---------      ---------      --------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                            (0.32)         (0.46)        (0.47)         (0.51)        (0.49)
Net realized gains                               (0.14)         (0.05)           --             --            --
                                             ---------      ---------     ---------      ---------      --------
  Total dividends and distributions to
    shareholders                                 (0.46)         (0.51)        (0.47)         (0.51)        (0.49)
                                             ---------      ---------     ---------      ---------      --------
Net asset value, end of year                 $   10.90      $   11.21     $   10.71      $   10.50      $  10.00
                                             =========      =========     =========      =========      ========
TOTAL RETURN (1)                                   1.3%           9.7%          6.6%          10.4%         (1.6)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)              $   8,030      $   9,163     $   9,028      $   9,436      $  9,830
Ratio of expenses to average net assets (2)       1.02%(3)       0.97%         1.00%(3)       1.01%(3)      0.95
Ratio of net investment income to average
  net assets                                      2.93%(3)       3.88%         4.40%(3)       5.04%(3)      4.78
Portfolio Turnover                                  56%            68%           60%            35%           69%

----------
(1) Assumes reinvestment of all dividends and distributions.

(2) Inclusive of custody expenses offset by custody credits earned on cash balances from custodian bank (See (1)(G) in Notes to Financial Statements).

(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.05% and 2.89%, respectively, for the year ended December 31, 2003, 1.05% and 4.35%, respectively, for the year ended December 31, 2001, and 1.11% and 4.94%, respectively, for the year ended December 31, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                     OPCAP U.S. GOVERNMENT INCOME PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio (the "Portfolio"), OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio and the NFJ Equity Income Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short term invsetments maturing in sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities if the prices are more readily obtainable. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

   (B) Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) Income Taxes

The tax character of dividends and distributions paid during the years ended December 31:

                                                                  2003         2002
                                                               ----------   ----------
Ordinary income                                                $  283,554   $  392,338
Long-term capital gains                                        $   83,631   $   27,831

At December 31, 2003, tax basis distributable earnings were:

Ordinary income                                                             $    5,541
Long-term capital gain                                                      $   86,647

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized capital losses arising after October 31, 2003 of $627. Such losses are treated for tax purposes as arising on January 1, 2004.

   (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2003, the Portfolio's payable in connection with the Plan was $4,673 of which $1,430 was accrued during the year ended December 31, 2003.

(2) INVESTMENT ADVISORY FEE
The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.60%. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average annual net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES
For the year ended December 31, 2003, purchases and sales of securities, other than short-term and government securities, aggregated $4,682,756 and $4,960,610, respectively.

(4) SUBSEQUENT EVENT
On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring the Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO-related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.


FEDERAL TAX INFORMATION (unaudited)

The Portfolio paid long-term capital gain dividends of $0.10088 per share during the fiscal year ended December 31, 2003, all of which is taxable as 20%-rate capital gain dividends.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap U.S. Government Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OpCap U.S. Government Income Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 12, 2004

                      PIMCO ADVISORS VIT--BOARD OF TRUSTEES

STEPHEN TREADWAY, TRUSTEE, CHAIRMAN OF          Managing Director, Allianz Dresdner Asset Management of
THE BOARD AND PRESIDENT*                        America L.P.; Managing Director and Chief Executive Officer,
1345 Avenue of the Americas                     PIMCO Advisors Fund Management LLC; Managing Director and
New York, NY 10105                              Chief Executive Officer, PIMCO Advisors Distributors LLC;
Age: 56                                         Member of the Board of Management of Allianz Dresdner Asset
TRUSTEE SINCE: 2001                             Management GmbH. Mr. Treadway serves a sadirector/trustee and
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX    hold svarious executive officer positions inconnection with Allianz
TERM OF OFFICE: PERPETUAL                       Dresdner Asset Management of America L.P.'s affiliated open and
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND    closed-end mutualfunds.
COMPLEX

V. LEE BARNES                                   Principal, Glenville Associates, management consultants to the
1345 Avenue of the Americas                     insurance industry; Director of NetLearning Services Corporation;
New York, NY 10105                              Director of Davis International Banking Consultants; previously,
Age: 66                                         consultant and acting Executive Vice President of Smyth,
TRUSTEE SINCE: 2000                             Sanford & Gerard Professional Liability L.L.C., an insurance
TERM OF OFFICE: PERPETUAL                       underwriting agency.
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

PAUL Y. CLINTON                                 Principal of Clinton Management Associates, a financial and venture
1345 Avenue of the Americas                     capital consulting firm; Trustee of Capital Cash Management Trust,
New York, NY 10105                              a money market fund and Narragansett Tax-Free Fund, a tax-exempt
Age: 73                                         bond fund; Director of Oppenheimer Quest Value Fund, Inc.,
TRUSTEE SINCE: 1994                             Oppenheimer Quest International Fund, Inc., Oppenheimer Quest
TERM OF OFFICE: PERPETUAL                       Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX    Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc.,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND    Rochester Fund Municipals, Rochester Portfolio Series Limited
COMPLEX                                         Term New York Municipals and Bond Fund Series, Oppenheimer
                                                Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company. Formerly: Director, External
                                                Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management
                                                Corporation, a management consulting company; a general partner of
                                                Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership;
                                                President of Geneve Corp., a venture capital fund; Chairman of
                                                Woodland Capital Corp., a small business investment company; Vice
                                                President of W.R. Grace & Co.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.

THOMAS W. COURTNEY                              Principal of Courtney Associates, Inc., a venture capital firm,
1345 Avenue of the Americas                     former General Partner of Trivest Venture Fund, a private venture
New York, NY 10105                              capital fund; formerly: Director of Oppenheimer Quest Value Fund,
Age: 70                                         Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer
TRUSTEE SINCE: 1994                             Quest International Fund, Inc., Oppenheimer Quest Opportunity
TERM OF OFFICE: PERPETUAL                       Value Fund, Inc., Oppenheimer Quest Balanced Fund, Inc.,
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX    Rochester Fund Municipals, Rochester Portfolio Series Limited
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND    Term New York Municipals and Bond Fund Series, Oppenheimer
COMPLEX                                         Mid Cap Fund, Oppenheimer Convertible Securities Fund, each of which is an open-end investment company; President of Federated
                                                Investment Counseling, Inc.; President of Boston Company
                                                Institutional Investors; Trustee of Hawaiian Tax-Free Trust and
                                                Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial
                                                Analysts Federation.

LACY B. HERRMANN                                Chairman and Chief Executive Officer of Aquila Management
1345 AVENUE OF THE AMERICAS                     Corporation, the sponsoring organization and manager,
NEW YORK, NY 10105                              administrator and/or Sub-Advisor to a group to the following open-
AGE: 74                                         end investment companies, and Chairman of the Board of Trustees
TRUSTEE SINCE: 1994                             and President of each: Churchill Cash Reserves Trust, Aquila
TERM OF OFFICE: PERPETUAL                       Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX    Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND    Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-
COMPLEX                                         Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free
                                                Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of
                                                Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and
                                                Aquila Rocky Mountain Equity Fund. Vice President, Director,
                                                Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"),
                                                and an Officer and Trustee/Director of its predecessors.
                                                President and Director of STCM Management Company, Inc.,sponsor and adviser to CCMT. Chairman, President and a Director of InCap
                                                Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-term Asset Reserves; Director of
                                                Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital
                                                Value Fund, Inc., Oppenheimer Quest International Fund, Inc.,
                                                Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest
                                                Balanced Fund, each of which is an open-end investment company;
                                                Trustee Emeritus of Brown University since 1996; Trustee of
                                                Hopkins School since 1993.

THEODORE T. MASON                               Executive Director of Louisiana Power Partners, LLC since 1999
1345 AVENUE OF THE AMERICAS                     and of East Wind Power Partners, Ltd. since 1994; President of the
NEW YORK, NY 10105                              Alumni Association of SUNY Maritime College (First Vice
AGE: 68                                         President, 2001; Second Vice President, 1998-2000) and Director of
TRUSTEE SINCE: 2000                             the same organization since 1997; Vice Chairman of the Board of
TERM OF OFFICE: PERPETUAL                       Trustees of Capital Cash Management Trust since 1981, Trustee and
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX    Vice President,1976-1981,and formerly Director of its predecessor;
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND     Director of STCM Management Company, Inc.; Vice Chairman of
COMPLEX                                         the Board of Trustees and Trustee of Prime Cash Fund (inactive)
                                                since 1982; Trustee of Short-Term Asset Reserves, 1984-1986 and
                                                1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash
                                                Assets Trust since 1984, of Churchill Cash Reserves Trust since
                                                1985 (inactive), of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Asset Trust
                                                since 1988 and of Churchill Tax-Free Fund of Kentucky since
                                                1992; Director of The Maritime Industry Museum at Fort Schuyler;
                                                Trustee of the Maritime College at Fort Schuyler Foundation,
                                                Inc., since 2000. Director of Navy League of the New York
                                                Council, 2002; former National Officer of the Naval Reserve
                                                Association and Commanding Officer of four Naval Reserve
                                                units, Captain, USNR (Ret.).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway                         Chairman, President & Trustee
V. Lee Barnes                            Trustee
Paul Y. Clinton                          Trustee
Thomas W. Courtney                       Trustee
Lacy B. Herrmann                         Trustee
Theodore T. Mason                        Trustee
Malcolm Bishopp                          Executive Vice President
Brian S. Shlissel                        Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                         Vice President and Portfolio Manager
Michael Corelli                          Vice President and Portfolio Manager
Mark F. Degenhart                        Vice President and Portfolio Manager
Ben J. Fischer                           Vice President and Portfolio Manager
Colin Glinsman                           Vice President and Portfolio Manager
Louis P. Goldstein                       Vice President and Portfolio Manager
Matthew Greenwald                        Vice President and Portfolio Manager
William Gross                            Vice President and Portfolio Manager
Benjamin D. Gutstein                     Vice President and Portfolio Manager
Elisa A. Mazen                           Vice President and Portfolio Manager
Dennis McKechnie                         Vice President and Portfolio Manager
Jaime Michaelson                         Vice President and Portfolio Manager
John Schneider                           Vice President and Portfolio Manager
Robert K. Urquhart                       Vice President and Portfolio Manager
Lawrence G. Altadonna                    Assistant Treasurer
Jennifer A. Patula                       Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT

OPCAP SMALL CAP PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO

                               2003 ANNUAL REPORT
                                   (UNAUDITED)

For the year ended December 31, 2003, the OpCap Small Cap Portfolio (the "Portfolio") returned 42.65% versus 47.25% for its benchmark, the Russell 2000 Index.

Total Returns:

                                      1 YEAR        3 YEAR*        5 YEAR*      10 YEAR*     SINCE INCEPTION**
     PIMCO Advisors VIT --
     OpCap Small Cap Portfolio         42.65%         6.58%         11.37%        9.94%            12.37%

     Russell 2000 Index                47.25%         6.31%          7.15%        9.48%            10.60%

*  Average Annual
** Inception Date: August 1, 1988

For the twelve month period, retail companies Aeropostale and Christopher & Banks, were the Portfolio's top contributors to performance. Aeropostale, the Portfolio's best performer during the year, is a mall-based specialty retailer of casual apparel and accessories. Other top contributors included Wabash National (trucking/shipping), Michaels Stores (retail) and Intertape Polymer Group (containers & packing).

Tier Technologies (computer services) was the largest detractor from performance during the twelve month period. Other detractors included Insurance Auto Auctions (insurance), Cambrex (chemicals), SOURCECORP (commercial services) and Enzon Pharmaceuticals (drugs & medical products).

                                TOP TEN HOLDINGS
                             (% of total net assets)

Interface, Inc.                 2.9%

Regeneration
Technologies, Inc.              2.8%

Astec Industries, Inc.          2.5%

Jos. A. Bank Clothiers, Inc.    2.5%

NeoPharm, Inc.                  2.4%

EMCOR Group, Inc.               2.3%

Intertape Polymer Group, Inc.   2.2%

Wabash National Corp.           2.2%

West Marine, Inc.               2.1%

InnKeepers USA Trust-REIT       2.1%

[CHART]

                               TOP FIVE INDUSTRIES
                             (% of total net assets)

DRUGS & MEDICAL PRODUCTS        9.1%
RETAIL                          8.3%
FINANCIAL SERVICES              6.9%
REAL ESTATE                     5.8%
COMPUTER SERVICES               5.7%

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    THE PORTFOLIO AND THE RUSSELL 2000 INDEX+

                        10 YEARS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

[CHART]

AVERAGE ANNUAL TOTAL RETURN

1 YEAR    5 YEAR      10 YEAR*    SINCE AUGUST 1, 1998*
 42.7%     11.4%         9.9%           12.4%

          OPCAP SMALL CAP PORTFOLIO       RUSSELL 2000 INDEX+
Dec-1993                $    10,000                $   10,000
Jan-1994                $    10,260                $   10,276
Feb-1994                $    10,232                $   10,247
Mar-1994                $     9,669                $    9,706
Apr-1994                $     9,669                $    9,763
May-1994                $     9,560                $    9,654
Jun-1994                $     9,275                $    9,326
Jul-1994                $     9,464                $    9,479
Aug-1994                $     9,851                $   10,007
Sep-1994                $     9,930                $    9,974
Oct-1994                $     9,720                $    9,935
Nov-1994                $     9,521                $    9,528
Dec-1994                $     9,897                $    9,790
Jan-1995                $     9,570                $    9,666
Feb-1995                $     9,752                $   10,068
Mar-1995                $     9,643                $   10,241
Apr-1995                $     9,981                $   10,469
May-1995                $    10,205                $   10,649
Jun-1995                $    10,485                $   11,202
Jul-1995                $    10,818                $   11,847
Aug-1995                $    11,070                $   12,092
Sep-1995                $    11,213                $   12,308
Oct-1995                $    10,783                $   11,758
Nov-1995                $    11,058                $   12,252
Dec-1995                $    11,408                $   12,576
Jan-1996                $    11,362                $   12,562
Feb-1996                $    11,759                $   12,954
Mar-1996                $    11,867                $   13,222
Apr-1996                $    12,238                $   13,925
May-1996                $    12,669                $   14,474
Jun-1996                $    12,370                $   13,880
Jul-1996                $    11,651                $   12,669
Aug-1996                $    12,328                $   13,405
Sep-1996                $    12,712                $   13,929
Oct-1996                $    12,681                $   13,714
Nov-1996                $    13,250                $   14,279
Dec-1996                $    13,538                $   14,653
Jan-1997                $    13,687                $   14,947
Feb-1997                $    13,668                $   14,585
Mar-1997                $    13,360                $   13,896
Apr-1997                $    13,404                $   13,935
May-1997                $    14,891                $   15,486
Jun-1997                $    15,512                $   16,151
Jul-1997                $    16,089                $   16,902
Aug-1997                $    16,366                $   17,289
Sep-1997                $    16,943                $   18,554
Oct-1997                $    16,479                $   17,740
Nov-1997                $    16,271                $   17,624
Dec-1997                $    16,542                $   17,933
Jan-1998                $    16,310                $   17,650
Feb-1998                $    17,421                $   18,954
Mar-1998                $    18,158                $   19,735
Apr-1998                $    17,838                $   19,843
May-1998                $    17,062                $   18,774
Jun-1998                $    16,378                $   18,813
Jul-1998                $    15,330                $   17,291
Aug-1998                $    12,990                $   13,933
Sep-1998                $    13,550                $   15,024
Oct-1998                $    14,123                $   15,637
Nov-1998                $    14,944                $   16,457
Dec-1998                $    15,049                $   17,475
Jan-1999                $    14,514                $   17,708
Feb-1999                $    13,645                $   16,273
Mar-1999                $    13,514                $   16,527
Apr-1999                $    15,017                $   18,008
May-1999                $    15,299                $   18,271
Jun-1999                $    15,588                $   19,099
Jul-1999                $    15,641                $   18,575
Aug-1999                $    15,005                $   17,888
Sep-1999                $    14,728                $   17,892
Oct-1999                $    14,119                $   17,965
Nov-1999                $    14,211                $   19,038
Dec-1999                $    14,775                $   21,193
Jan-2000                $    14,453                $   20,851
Feb-2000                $    14,320                $   24,294
Mar-2000                $    15,356                $   22,693
Apr-2000                $    15,436                $   21,327
May-2000                $    16,619                $   20,083
Jun-2000                $    16,738                $   21,835
Jul-2000                $    17,563                $   21,132
Aug-2000                $    18,322                $   22,744
Sep-2000                $    18,500                $   22,075
Oct-2000                $    19,199                $   21,091
Nov-2000                $    18,869                $   18,925
Dec-2000                $    21,307                $   20,550
Jan-2001                $    21,722                $   21,621
Feb-2001                $    20,515                $   20,203
Mar-2001                $    19,384                $   19,215
Apr-2001                $    21,166                $   20,717
May-2001                $    22,182                $   21,227
Jun-2001                $    23,027                $   21,983
Jul-2001                $    22,898                $   20,793
Aug-2001                $    22,763                $   20,122
Sep-2001                $    19,514                $   17,413
Oct-2001                $    20,145                $   18,432
Nov-2001                $    21,140                $   19,859
Dec-2001                $    23,078                $   21,084
Jan-2002                $    22,735                $   20,865
Feb-2002                $    22,530                $   20,293
Mar-2002                $    24,799                $   21,925
Apr-2002                $    24,749                $   22,124
May-2002                $    24,202                $   21,142
Jun-2002                $    22,890                $   20,093
Jul-2002                $    19,276                $   17,059
Aug-2002                $    19,243                $   17,017
Sep-2002                $    17,638                $   15,795
Oct-2002                $    18,192                $   16,302
Nov-2002                $    19,167                $   17,756
Dec-2002                $    18,082                $   16,767
Jan-2003                $    17,603                $   16,302
Feb-2003                $    16,714                $   15,810
Mar-2003                $    17,034                $   16,014
Apr-2003                $    18,362                $   17,532
May-2003                $    20,288                $   19,413
Jun-2003                $    20,877                $   19,765
Jul-2003                $    22,307                $   21,002
Aug-2003                $    23,418                $   21,964
Sep-2003                $    22,476                $   21,558
Oct-2003                $    24,731                $   23,368
Nov-2003                $    25,260                $   24,198
Dec-2003                $    25,798                $   24,689

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.

+ The Russell 2000 Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

* Based on results of the PIMCO Advisors VIT and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1998, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present PIMCO Advisors VIT (the "Present Trust")--at which time the Present Trust commenced operations. Total net assets of the OpCap Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Small Cap Portfolio of the Present Trust reflect the performance of the OpCap Small Cap Portfolio of the Old Trust.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003

 SHARES                                                        VALUE
---------                                                  --------------
            COMMON STOCK -- 96.2%
            BANKING -- 4.3%
   80,700   First State Bancorporation                     $    2,804,325
   46,800   Hancock Holding Co.                                 2,553,876
   74,600   Pacific Capital Bancorp.                            2,746,772
   70,100   Texas Regional Bancshares, Inc.                     2,593,700
                                                           --------------
                                                               10,698,673
                                                           --------------
            BUILDING/CONSTRUCTION -- 2.5%
  516,500   Astec Industries, Inc.*                             6,337,455
                                                           --------------
            BUSINESS SERVICES -- 1.8%
  139,500   Certegy Inc.                                        4,575,600
                                                           --------------
            COMPUTER SERVICES -- 5.7%
  182,389   Mercury Computer Systems, Inc.*                     4,541,486
  180,900   Overland Storage, Inc.*                             3,400,920
  193,200   RadiSys Corp.*                                      3,257,352
  372,600   Tier Technologies, Inc.*                            3,044,142
                                                           --------------
                                                               14,243,900
                                                           --------------
            COMPUTER SOFTWARE -- 2.6%
  136,200   Advent Software, Inc.*                              2,373,966
  174,000   Renaissance Learning, Inc.*                         4,189,920
                                                           --------------
                                                                6,563,886
                                                           --------------
            CONSULTING SERVICES -- 1.4%
  297,500   Gartner, Inc.*                                      3,364,725
                                                           --------------
            CONTAINERS & PACKING -- 2.2%
  432,600   Intertape Polymer Group, Inc.                       5,506,998
                                                           --------------
            CORRECTIONAL FACILITIES -- 1.5%
  277,700   Cornell Companies, Inc.*                            3,790,605
                                                           --------------
            DIVERSIFIED MANUFACTURING -- 1.5%
   79,100   Teleflex Inc.                                       3,822,903
                                                           --------------
            DRUGS & MEDICAL PRODUCTS -- 9.1%
  109,650   K-V Pharmaceutical Co.                              2,796,075
  319,500   NeoPharm, Inc.*                                     5,853,240
  632,600   Regeneration Technologies, Inc.*                    6,933,296
  517,800   Third Wave Technologies *                           2,355,990
  131,700   Zoll Medical Corp.*                                 4,672,716
                                                           --------------
                                                               22,611,317
                                                           --------------
            EDUCATION -- 2.0%
  143,100   School Specialty, Inc.*                             4,866,831
                                                           --------------
            ELECTRICAL ENGINEERING -- 2.3%
  130,700   EMCOR Group, Inc.*                             $    5,737,730
                                                           --------------
            ENERGY -- 3.7%
   90,300   Advanced Energy Industries, Inc.*                   2,352,315
  103,200   Black Hills Corp.                                   3,078,456
  162,814   MDU Resources Group, Inc.                           3,876,601
                                                           --------------
                                                                9,307,372
                                                           --------------
            FINANCIAL SERVICES -- 6.9%
   63,400   Affiliated Managers Group, Inc.*                    4,412,006
   90,217   Allied Capital Corp.                                2,515,250
  139,600   American Capital Strategies, Ltd.                   4,150,308
  208,200   BISYS Group, Inc.*                                  3,098,016
  133,500   CapitalSource Inc.*                                 2,894,280
                                                           --------------
                                                               17,069,860
                                                           --------------
            FOOD SERVICES -- 0.9%
   51,100   American Italian Pasta Co.                          2,141,090
                                                           --------------
            INSURANCE -- 2.9%
  184,000   Scottish Re Group Ltd.                              3,823,520
   67,800   Triad Guaranty Inc.,*                               3,413,730
                                                           --------------
                                                                7,237,250
                                                           --------------
            LEASING -- 1.4%
  180,700   Mobile Mini, Inc.*                                  3,563,404
                                                           --------------
            MACHINERY/ENGINEERING -- 1.6%
  181,100   National-Oilwell, Inc.*                             4,049,396
                                                           --------------
            MANUFACTURING -- 3.6%
   93,000   Precision Castparts Corp.                           4,223,130
   94,200   Roper Industries, Inc.                              4,640,292
                                                           --------------
                                                                8,863,422
                                                           --------------
            MEDIA & BROADCASTING -- 1.4%
  132,000   Emmis Communications Corp.*                         3,570,600
                                                           --------------
            METALS & MINING -- 1.5%
  212,700   RTI International Metals, Inc.*                     3,588,249
                                                           --------------
            OFFICE EQUIPMENT -- 2.9%
1,287,400   Interface, Inc.*                                    7,119,322
                                                           --------------
            OIL & GAS -- 2.0%
  192,800   Universal Compression
              Holdings, Inc.*                                   5,043,648
                                                           --------------

 SHARES                                                        VALUE
---------                                                  --------------
COMMON STOCK  (CONCLUDED)
            REAL ESTATE -- 5.8%
   84,000   Correctional  Properties Trust-
              REIT                                         $    2,419,200
   57,800   Federal Realty Investment
              Trust-REIT                                        2,218,942
   77,700   Heritage Property Investment
              Trust-REIT                                        2,210,565
  619,200   InnKeepers USA Trust-REIT                           5,182,704
   62,000   Sun Communities, Inc. REIT                          2,399,400
                                                           --------------
                                                               14,430,811
                                                           --------------
            RETAIL -- 8.3%
  704,400   Casual Male Retail Group, Inc.*                     4,888,536
  127,400   Guitar Center, Inc.*                                4,150,692
  181,300   Jos. A. Bank Clothiers, Inc.*                       6,289,297
  188,900   West Marine, Inc.*                                  5,253,309
                                                           --------------
                                                               20,581,834
                                                           --------------
            SECURITY/INVESTIGATION -- 1.6%
  151,300   Kroll Inc.*                                         3,933,800
                                                           --------------
            SEMICONDUCTORS -- 4.4%
   96,300   DuPont Photomask, Inc.*                             2,324,682
  172,200   Entegris Inc.*                                      2,212,770
  136,600   Fairchild Semiconductor Int'l, Inc.*                3,410,902
  132,100   Semtech Corp.*                                      3,002,633
                                                           --------------
                                                               10,950,987
                                                           --------------
            TECHNOLOGY -- 3.5%
  646,200   Parametric Technology, Corp.*                       2,546,028
  215,300   SBS Technologies, Inc.*                             3,167,063
   67,200   ScanSource, Inc.*                                   3,065,664
                                                           --------------
                                                                8,778,755
                                                           --------------
            TELECOMMUNICATIONS -- 1.9%
  228,700   EMS Technologies, Inc.*                             4,697,498
                                                           --------------
            TRANSPORTATION -- 1.5%
  179,000   Pacer International, Inc.*                          3,619,380
                                                           --------------
            TRUCKING/SHIPPING -- 3.5%
  142,600   Overnite Corp.                                      3,244,150
  186,800   Wabash National Corp.*                              5,473,240
                                                           --------------
                                                                8,717,390
                                                           --------------
              Total Common Stock
               (cost-$203,800,264)                            239,384,691
                                                           --------------

PRINCIPAL
 AMOUNT
  (000)                                                        VALUE
---------                                                  --------------
            U.S. GOVERNMENT AGENCY
              DISCOUNT NOTES -- 4.1%
$  10,225     Student Loan Marketing
               Association, 0.75%, 1/5/04
                (cost-$10,224,148)                         $   10,224,148
                                                           --------------
               Total Investments
                (cost-$214,024,412+)               100.3%     249,608,839
               Liabilities in excess
                of other assets                     (0.3)        (658,839)
                                                   -----   --------------
               Net Assets                          100.0%  $  248,950,000
                                                   =====   ==============

----------
* Non-income producing security
+ The cost basis of portfolio securities for federal income tax purposes is $216,184,418. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $37,071,645 aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,647,224; net unrealized appreciation for federal income tax purposes is $33,424,421.
  REIT - Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$214,024,412)                                     $  249,608,839
Cash                                                                                   1,167
Receivable for shares of beneficial interest sold                                    229,937
Dividends receivable                                                                 139,132
Prepaid expenses                                                                      11,099
                                                                              --------------
   Total Assets                                                                  249,990,174
                                                                              --------------

LIABILITIES:
Payable for investments purchased                                                    607,464
Investment advisory fee payable                                                      164,372
Payable for shares of beneficial interest redeemed                                   115,051
Accrued expenses                                                                     153,287
                                                                              --------------
   Total Liabilities                                                               1,040,174
                                                                              --------------
     Net Assets                                                               $  248,950,000
                                                                              ==============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $       81,157
Paid-in-capital in excess of par                                                 215,776,045
Undistributed net investment income                                                  143,160
Accumulated net realized loss on investments                                      (2,634,789)
Net unrealized appreciation of investments                                        35,584,427
                                                                              --------------
     Net Assets                                                               $  248,950,000
                                                                              ==============
Shares outstanding                                                                 8,115,690
                                                                              --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $        30.68
                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividends                                                                  $    2,203,200
   Interest                                                                           67,067
                                                                              --------------
     Total investment income                                                       2,270,267
                                                                              --------------

EXPENSES:
   Investment advisory fees                                                        1,564,950
   Trustees' fees and expenses                                                        61,199
   Reports to shareholders                                                            47,988
   Audit and tax services fees                                                        47,847
   Custodian fees                                                                     47,362
   Transfer agent fees                                                                27,254
   Legal fees                                                                         10,496
   Insurance expense                                                                   6,654
   Miscellaneous                                                                       8,553
                                                                              --------------
     Total expenses                                                                1,822,303
     Less: custody credits earned on cash balances                                    (1,665)
                                                                              --------------
     Net expenses                                                                  1,820,638
                                                                              --------------
        Net investment income                                                        449,629
                                                                              --------------
REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                               16,235,310
   Net change in unrealized appreciation/depreciation of investments              53,700,402
                                                                              --------------
     Net realized and unrealized gain on investments                              69,935,712
                                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $   70,385,341
                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED DECEMBER 31,
                                                                    --------------------------------
                                                                         2003              2002
                                                                    --------------    --------------
INVESTMENT OPERATIONS:
Net investment income                                               $      449,629    $      284,940
Net realized gain (loss) on investments                                 16,235,310       (18,980,297)
Net change in unrealized appreciation/depreciation of investments       53,700,402       (39,502,811)
                                                                    --------------    --------------
   Net increase (decrease) in net assets resulting from
    investment operations                                               70,385,341       (58,198,168)
                                                                    --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                      (96,741)         (166,948)
Net realized gains on investments                                               --       (36,247,311)
                                                                    --------------    --------------
   Total dividends and distributions paid to shareholders                  (96,741)      (36,414,259)
                                                                    --------------    --------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                    79,665,617       104,589,255
Reinvestment of dividends and distributions                                 96,741        36,414,259
Cost of shares redeemed                                                (75,694,437)     (126,588,378)
                                                                    --------------    --------------
   Net increase in net assets from share transactions                    4,067,921        14,415,136
                                                                    --------------    --------------
     Total increase (decrease) in net assets                            74,356,521       (80,197,291)
NET ASSETS:
Beginning of year                                                      174,593,479       254,790,770
                                                                    --------------    --------------
End of year (including undistributed net investment income
   of $143,160 and $171,110, respectively)                          $  248,950,000    $  174,593,479
                                                                    ==============    ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                   3,206,395         3,834,926
Issued in reinvestment of dividends and distributions                        4,765         1,387,210
Redeemed                                                                (3,208,433)       (5,007,297)
                                                                    --------------    --------------
   Net increase                                                              2,727           214,839
                                                                    ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                     YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------------------
                                                 2003           2002           2001           2000           1999
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year            $    21.52     $    32.26     $    32.26     $    22.52     $    23.10
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
Net investment income                               0.05           0.03           0.02           0.26           0.14
Net realized and unrealized
   gain (loss) on investments                       9.12          (6.18)          2.38           9.62          (0.57)
                                              ----------     ----------     ----------     ----------     ----------
   Total from investment operations                 9.17          (6.15)          2.40           9.88          (0.43)
                                              ----------     ----------     ----------     ----------     ----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                              (0.01)         (0.02)         (0.24)         (0.14)         (0.15)
Net realized gains                                    --          (4.57)         (2.16)            --             --
                                              ----------     ----------     ----------     ----------     ----------
   Total dividends and distributions
     to shareholders                               (0.01)         (4.59)         (2.40)         (0.14)         (0.15)
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                  $    30.68     $    21.52     $    32.26     $    32.26     $    22.52
                                              ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (1)                                    42.7%         (21.6)%          8.3%          44.2%          (1.8)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)               $  248,950     $  174,593     $  254,791     $  224,669     $  151,290
Ratio of expenses to average net assets (2)         0.93%          0.91%          0.90%          0.90%          0.89%
Ratio of net investment income to
  average net assets                                0.23%          0.12%          0.08%          1.03%          0.61%
Portfolio Turnover                                   136%           147%           156%           114%            99%

----------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            OPCAP SMALL CAP PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the OpCap Equity Portfolio, OpCap Small Cap Portfolio (the "Portfolio"), OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Equity Income Portfolio and the NFJ Small Cap Value Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) INCOME TAX INFORMATION

The tax character of dividends and distributions paid during the years ended December 31 were:

                                                  2003           2002
                                              ------------   ------------
Ordinary income                               $     96,741   $ 25,922,222
Long-term capital gain                                  --   $ 10,492,037

At December 31, 2003, tax basis distributable earnings of $118,935 was comprised entirely from ordinary income.

At December 31, 2003, the Portfolio had capital loss carryforward of $392,452, (all of which expires in 2010) available as a reduction, to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed. During the year ended December 31, 2003, the Portfolio utilized $12,572,661 of capital loss carryforwards from prior years'.

As a result of book/tax difference attributable to investments in Real Estate Investment Trusts, $380,838 has been reclassified from undistributed net investment income to accumulated net realized loss on investments. Net assets were not affected by this reclassification.

   (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2003, the Portfolio's payable in connection with the Plan was $86,426, of which $29,702 was accrued during the year ended December 31, 2003.

(2) INVESTMENT ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2003, purchases and sales of securities, other than short-term securities, aggregated $257,761,925 and $257,959,528, respectively.

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring the Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO-related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.


FEDERAL TAX INFORMATION (unaudited)

A total of 9% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Small Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OpCap Small Cap Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                      PIMCO ADVISORS VIT--BOARD OF TRUSTEES

STEPHEN TREADWAY, CHAIRMAN OF THE BOARD                   Managing Director, Allianz Dresdner Asset Management of America L.P.;
   AND PRESIDENT*                                         Managing Director and Chief Executive Officer, PIMCO Advisors Fund
1345 AVENUE OF THE AMERICAS                               Management LLC; Managing Director and Chief Executive Officer, PIMCO
NEW YORK, NY 10105                                        Advisors Distributors LLC; Member of the Board of Management of Allianz
AGE: 56                                                   Dresdner Asset Management GmbH. Mr. Treadway serves as a director/trustee
TRUSTEE SINCE: 2001                                       and holds various executive officer positions in connection with Allianz
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX              Dresdner Asset Management of America L.P.'s affiliated open and
TERM OF OFFICE: PERPETUAL                                 closed-end mutual funds.
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

V. LEE BARNES                                             Principal, Glenville Associates, management consultants to the insurance
1345 AVENUE OF THE AMERICAS                               industry; Director of NetLearning Services Corporation; Director of Davis
NEW YORK, NY 10105                                        International Banking Consultants; previously, consultant and acting
AGE: 66                                                   Executive Vice President of Smyth, Sanford & Gerard Professional
TRUSTEE SINCE: 2000                                       Liability L.L.C., an insurance underwriting agency.
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

PAUL Y. CLINTON                                           Principal of Clinton Management Associates, a financial and venture
1345 AVENUE OF THE AMERICAS                               capital consulting firm; Trustee of Capital Cash Management Trust, a
NEW YORK, NY 10105                                        money market fund and Narragansett Tax-Free Fund, a tax-exempt bond fund;
AGE: 73                                                   Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest
TRUSTEE SINCE: 1994                                       International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc.,
TERM OF OFFICE: PERPETUAL                                 Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX              Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND              Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer
COMPLEX                                                   Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company. Formerly: Director, External Affairs, Kravco
                                                          Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund;
                                                          Chairman of Woodland Capital Corp., a small business investment company;
                                                          Vice President of W.R. Grace & Co.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.

THOMAS W. COURTNEY                                        Principal of Courtney Associates, Inc., a venture capital firm, former
1345 AVENUE OF THE AMERICAS                               General Partner of Trivest Venture Fund, a private venture capital fund;
NEW YORK, NY 10105                                        Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital
AGE: 70                                                   Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer
TRUSTEE SINCE: 1994                                       Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Fund,
TERM OF OFFICE: PERPETUAL                                 Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX              New York Municipals and Bond Fund Series, Oppenheimer Mid Cap Fund,
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND              Oppenheimer Convertible Securities Fund, each of which is an open-end
COMPLEX                                                   investment company; Formerly: President of Federated Investment
                                                          Counseling, Inc.; President of Boston Company Institutional Investors;
                                                          Trustee of Hawaiian Tax-Free Trust and Tax-Free Trust of Arizona,
                                                          tax-exempt bond funds; Director of several privately owned corporations;
                                                          Director of Financial Analysts Federation.

LACY B. HERRMANN                                          Chairman and Chief Executive Officer of Aquila Management Corporation,
1345 AVENUE OF THE AMERICAS                               the sponsoring organization and manager, administrator and/or Sub-Advisor
NEW YORK, NY 10105                                        to a group to the following open- end investment companies, and Chairman
AGE: 74                                                   of the Board of Trustees and President of each: Churchill Cash Reserves
TRUSTEE SINCE: 1994                                       Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust,
TERM OF OFFICE: PERPETUAL                                 Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX              Tax-Free Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND              Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund of
COMPLEX                                                   Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon, Tax-Free
                                                          Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain
                                                          Equity Fund. Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds;
                                                          President and Chairman of the Board of Trustees of Capital Cash
                                                          Management Trust ("CCMT"), and an Officer and Trustee/Director of its
                                                          predecessors. President and Director of STCM Management Company, Inc.,
                                                          sponsor and adviser to CCMT. Chairman, President and a Director of InCap
                                                          Management Corporation, formerly, sub-adviser and administrator of Prime
                                                          Cash Fund and Short-term Asset Reserves; Director of Oppenheimer Quest
                                                          Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer
                                                          Quest International Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
                                                          Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University since 1996; Trustee of
                                                          Hopkins School since 1993.

THEODORE T. MASON                                         Executive Director of Louisiana Power Partners, LLC since 1999 and of East
1345 AVENUE OF THE AMERICAS                               Wind Power Partners, Ltd. since 1994; President of the Alumni Association
NEW YORK, NY 10105                                        of SUNY Maritime College,2002 (First Vice President, 2001; Second Vice
AGE: 68                                                   President, 1998-2000) and Director of the same organization since 1997;
TRUSTEE SINCE: 2000                                       Vice Chairman of the Board of Trustees of Capital Cash Management Trust
TERM OF OFFICE: PERPETUAL                                 since 1981, Trustees and Vice President, 1976-1981, and formerly Director
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX              of its predecessor; Director of STCM Management Company, Inc.; Vice
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND               Chairman of the Board of Trustees and Trustee of Prime Cash Fund
COMPLEX                                                   (inactive) since 1982; Trustee of Short-Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets
                                                          Trust since 1984, of Churchill Cash Reserves Trust since 1985
                                                          (inactive), of Pacific Capital Tax-Free Cash Assets Trust and Pacific
                                                          Capital U.S. Government Securities Cash Asset Trust since 1988 and of
                                                          Churchill Tax-Free Fund of Kentucky since 1992; Director of The Maritime
                                                          Industry Museum at Fort Schuyler; Trustee of the Maritime College at Fort
                                                          Schuyler Foundation, Inc., since 2000; Director of Navy League of the U.S.
                                                          New York Council,2002; Former National Officer of the Naval Reserve
                                                          Association and Commanding Officer of four Naval Reserve Units, Captain,
                                                          USNR (Ret).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway                                      Chairman, President & Trustee
V. Lee Barnes                                         Trustee
Paul Y. Clinton                                       Trustee
Thomas W. Courtney                                    Trustee
Lacy B. Herrmann                                      Trustee
Theodore T. Mason                                     Trustee
Malcolm Bishopp                                       Executive Vice President
Brian S. Shlissel                                     Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                                      Vice President and Portfolio Manager
Michael Corelli                                       Vice President and Portfolio Manager
Mark F. Degenhart                                     Vice President and Portfolio Manager
Colin Glinsman                                        Vice President and Portfolio Manager
Louis P. Goldstein                                    Vice President and Portfolio Manager
Matthew Greenwald                                     Vice President and Portfolio Manager
William Gross                                         Vice President and Portfolio Manager
Benjamin D. Gutstein                                  Vice President and Portfolio Manager
Ben J. Fischer                                        Vice President and Portfolio Manager
Elisa A. Mazen                                        Vice President and Portfolio Manager
Dennis McKechnie                                      Vice President and Portfolio Manager
Jaime Michaelson                                      Vice President and Portfolio Manager
John Schneider                                        Vice President and Portfolio Manager
Robert K. Urquhart                                    Vice President and Portfolio Manager
Lawrence G. Altadonna                                 Assistant Treasurer
Jennifer A. Patula                                    Assistant Secretary

INVESTMENT ADVISER

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT

State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT


OPCAP EQUITY PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY
[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO

                               2003 ANNUAL REPORT
                                   (UNAUDITED)

For the fiscal year ended December 31, 2003, the OpCap Equity Portfolio (the "Portfolio") posted a gain of 28.57% versus 28.68% for its benchmark, the S&P 500 Index.

Total Returns:

                                           1 YEAR      3 YEAR*     5 YEAR*     10 YEAR*      SINCE INCEPTION**
  PIMCO Advisors VIT -
  OpCap Equity Portfolio                    28.57%     (2.06)%      1.15%       10.30%            11.61%

  S&P 500 Index                             28.68%     (4.05)%     (0.57)%      11.06%            12.12%

* Average Annual
**Inception Date: August 1, 1988

For the twelve month period, financial services companies Countrywide Financial and FleetBoston Financial, were among the top five contributors to performance. Countrywide, the Portfolio's top contributor, is engaged primarily in the residential mortgage banking business. Other top contributors during 2003 included McDonald's (food services), EMC (networking) and CVS (retail).

Eastman Kodak (consumer products) was the largest detractor from performance during the year. Other detractors included UnumProvident (insurance), SBC Communications (telecommunications), Verizon Communications (telecommunications) and Merck (drugs & medical products).

   TOP TEN HOLDINGS
(% of total net assets)

Freddie Mac                     5.1%

Chevron Texaco Corp.            4.3%

FleetBoston Financial Corp.     3.8%

Wells Fargo & Co.               3.7%

Countrywide Financial Corp.     3.6%

Kroger, Inc.                    3.2%

CVS Corp.                       3.2%

McDonald's Corp.                3.1%

Pfizer, Inc.                    3.1%

Citigroup Corp.                 3.0%

[CHART]

                               TOP FIVE INDUSTRIES
                             (% of total net assets)

FINANCIAL SERVICES              17.8%
RETAIL                          10.2%
INSURANCE                       9.0%
DRUGS & MEDICAL PRODUCTS        7.8%
CONSUMER PRODUCTS               7.2%

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                      THE PORTFOLIO AND THE S&P 500 INDEX+

                        10 YEARS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

[CHART]

AVERAGE ANNUAL TOTAL RETURN

1 YEAR      5 YEAR    10 YEAR*   SINCE AUGUST 1, 1988*
28.57%       1.15%     10.30%          11.61%

                        OPCAP EQUITY PORTFOLIO         S&P 500 INDEX+
Dec-1993                       $        10,000         $       10,000
Jan-1994                       $        10,217         $       10,340
Feb-1994                       $        10,175         $       10,060
Mar-1994                       $         9,809         $        9,621
Apr-1994                       $        10,147         $        9,744
May-1994                       $        10,273         $        9,904
Jun-1994                       $        10,015         $        9,661
Jul-1994                       $        10,308         $        9,978
Aug-1994                       $        10,743         $       10,388
Sep-1994                       $        10,456         $       10,133
Oct-1994                       $        10,777         $       10,361
Nov-1994                       $        10,278         $        9,984
Dec-1994                       $        10,381         $       10,132
Jan-1995                       $        10,701         $       10,394
Feb-1995                       $        11,191         $       10,799
Mar-1995                       $        11,565         $       11,118
Apr-1995                       $        11,847         $       11,445
May-1995                       $        12,383         $       11,903
Jun-1995                       $        12,815         $       12,179
Jul-1995                       $        13,305         $       12,583
Aug-1995                       $        13,454         $       12,615
Sep-1995                       $        13,840         $       13,147
Oct-1995                       $        13,488         $       13,100
Nov-1995                       $        14,161         $       13,675
Dec-1995                       $        14,415         $       13,939
Jan-1996                       $        14,950         $       14,412
Feb-1996                       $        15,240         $       14,547
Mar-1996                       $        15,523         $       14,686
Apr-1996                       $        15,540         $       14,902
May-1996                       $        16,042         $       15,287
Jun-1996                       $        15,959         $       15,345
Jul-1996                       $        15,391         $       14,666
Aug-1996                       $        16,042         $       14,976
Sep-1996                       $        16,739         $       15,819
Oct-1996                       $        17,141         $       16,256
Nov-1996                       $        18,005         $       17,485
Dec-1996                       $        17,780         $       17,138
Jan-1997                       $        18,424         $       18,209
Feb-1997                       $        18,433         $       18,351
Mar-1997                       $        17,854         $       17,597
Apr-1997                       $        18,243         $       18,648
May-1997                       $        19,124         $       19,783
Jun-1997                       $        20,209         $       20,670
Jul-1997                       $        21,324         $       22,315
Aug-1997                       $        20,727         $       21,065
Sep-1997                       $        21,455         $       22,220
Oct-1997                       $        21,122         $       21,478
Nov-1997                       $        21,764         $       22,472
Dec-1997                       $        22,517         $       22,859
Jan-1998                       $        22,436         $       23,112
Feb-1998                       $        23,964         $       24,779
Mar-1998                       $        25,277         $       26,047
Apr-1998                       $        25,452         $       26,310
May-1998                       $        25,101         $       25,858
Jun-1998                       $        25,407         $       26,908
Jul-1998                       $        24,685         $       26,623
Aug-1998                       $        21,528         $       22,773
Sep-1998                       $        22,271         $       24,233
Oct-1998                       $        24,133         $       26,203
Nov-1998                       $        25,023         $       27,791
Dec-1998                       $        25,186         $       29,391
Jan-1999                       $        24,775         $       30,620
Feb-1999                       $        24,470         $       29,668
Mar-1999                       $        25,124         $       30,854
Apr-1999                       $        27,400         $       32,048
May-1999                       $        26,995         $       31,292
Jun-1999                       $        27,586         $       33,029
Jul-1999                       $        26,171         $       31,998
Aug-1999                       $        25,482         $       31,838
Sep-1999                       $        24,878         $       30,966
Oct-1999                       $        26,301         $       32,926
Nov-1999                       $        26,067         $       33,595
Dec-1999                       $        25,827         $       35,573
Jan-2000                       $        25,004         $       33,787
Feb-2000                       $        22,711         $       33,149
Mar-2000                       $        24,827         $       36,391
Apr-2000                       $        25,016         $       35,295
May-2000                       $        25,149         $       34,572
Jun-2000                       $        24,331         $       35,426
Jul-2000                       $        23,930         $       34,873
Aug-2000                       $        25,251         $       37,039
Sep-2000                       $        25,322         $       35,083
Oct-2000                       $        26,990         $       34,936
Nov-2000                       $        26,580         $       32,183
Dec-2000                       $        28,390         $       32,341
Jan-2001                       $        28,887         $       33,489
Feb-2001                       $        28,321         $       30,435
Mar-2001                       $        27,930         $       28,505
Apr-2001                       $        28,941         $       30,720
May-2001                       $        29,650         $       30,926
Jun-2001                       $        28,716         $       30,174
Jul-2001                       $        28,621         $       29,878
Aug-2001                       $        27,290         $       28,008
Sep-2001                       $        25,743         $       25,748
Oct-2001                       $        25,066         $       26,240
Nov-2001                       $        26,460         $       28,252
Dec-2001                       $        26,396         $       28,498
Jan-2002                       $        25,654         $       28,088
Feb-2002                       $        25,316         $       27,529
Mar-2002                       $        26,303         $       28,572
Apr-2002                       $        25,380         $       26,849
May-2002                       $        25,405         $       26,640
Jun-2002                       $        23,690         $       24,730
Jul-2002                       $        21,416         $       22,811
Aug-2002                       $        21,530         $       22,667
Sep-2002                       $        18,754         $       20,217
Oct-2002                       $        20,544         $       22,004
Nov-2002                       $        21,945         $       23,300
Dec-2002                       $        20,746         $       21,932
Jan-2003                       $        20,448         $       21,357
Feb-2003                       $        19,681         $       21,037
Mar-2003                       $        19,746         $       21,241
Apr-2003                       $        21,513         $       22,991
May-2003                       $        22,944         $       24,203
Jun-2003                       $        23,173         $       24,513
Jul-2003                       $        23,396         $       24,944
Aug-2003                       $        23,880         $       25,431
Sep-2003                       $        23,715         $       25,161
Oct-2003                       $        25,276         $       26,585
Nov-2003                       $        25,571         $       26,819
Dec-2003                       $        26,673         $       28,225

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.

+ The S&P 500 Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

* Based on results of the PIMCO Advisors VIT and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present PIMCO Advisors VIT (the "Present Trust")--at which time the Present Trust commenced operations. Total net assets of the OpCap Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Equity Portfolio of the Present Trust reflect the performance of the OpCap Equity Portfolio of the Old Trust.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003

    SHARES                                                                     VALUE
---------------                                                           ---------------
                 COMMON STOCK -- 95.3%
                 AEROSPACE/DEFENSE -- 2.1%
         20,000  Boeing Co.                                               $       842,800
                                                                          ---------------

                 BANKING -- 3.7%
         25,000  Wells Fargo & Co.                                              1,472,250
                                                                          ---------------

                 COMPUTER SOFTWARE -- 2.1%
         30,000  Microsoft Corp                                                   826,200
                                                                          ---------------

                 COMPUTERS -- 1.7%
         20,000  Dell Computer Corp.*                                             679,200
                                                                          ---------------

                 CONSUMER PRODUCTS -- 7.2%
         20,000  Eastman Kodak Co.                                                513,400
         30,000  Gillette Co.                                                   1,101,900
         30,000  Mattel, Inc.                                                     578,100
          7,000  Procter & Gamble Co.                                             699,160
                                                                          ---------------
                                                                                2,892,560
                                                                          ---------------

                 DIVERSIFIED MANUFACTURING -- 2.6%
         12,000  3M Co.                                                         1,020,360
                                                                          ---------------

                 DRUGS & MEDICAL PRODUCTS -- 7.8%
         20,000  Bristol-Myers Squibb Co.                                         572,000
         10,000  Merck & Co., Inc.                                                462,000
         35,000  Pfizer Inc.                                                    1,236,550
         20,000  Wyeth                                                            849,000
                                                                          ---------------
                                                                                3,119,550
                                                                          ---------------

                 ENERGY -- 2.5%
         15,000  Exelon Corp.                                                     995,400
                                                                          ---------------

                 FINANCIAL SERVICES -- 17.8%
         25,000  Citigroup, Inc.                                                1,213,500
         19,001  Countrywide Financial Corp.                                    1,441,226
         35,000  FleetBoston Financial Corp.                                    1,527,750
         35,000  Freddie Mac                                                    2,041,200
         25,000  J.P. Morgan Chase & Co.                                          918,250
                                                                          ---------------
                                                                                7,141,926
                                                                          ---------------

                 FOOD & BEVERAGE -- 1.2%
         15,000  Kraft Foods Inc                                                  483,300
                                                                          ---------------

                 FOOD SERVICES -- 3.1%
         50,000  McDonald's Corp.                                               1,241,500
                                                                          ---------------

                 INSURANCE -- 9.0%
         25,000  AFLAC, Inc.                                              $       904,500
         15,000  American International Group, Inc.                               994,200
         35,000  UnumProvident Corp.                                              551,950
         15,000  XL Capital Ltd.                                                1,163,250
                                                                          ---------------
                                                                                3,613,900
                                                                          ---------------

                 LEISURE -- 2.0%
         20,000  Carnival Corp.                                                   794,600
                                                                          ---------------

                 MULTI-MEDIA -- 5.2%
         25,000  Clear Channel
                   Communications, Inc.                                         1,170,750
         50,000  Time Warner Inc                                                  899,500
                                                                          ---------------
                                                                                2,070,250
                                                                          ---------------

                 NETWORKING -- 3.6%
         30,000  Cisco Systems, Inc.*                                             728,700
         55,000  EMC Corp.*                                                       710,600
                                                                          ---------------
                                                                                1,439,300
                                                                          ---------------

                 OIL & GAS -- 5.5%
         10,000  BP plc                                                           493,500
         20,000  ChevronTexaco Corp.                                            1,727,800
                                                                          ---------------
                                                                                2,221,300
                                                                          ---------------

                 RETAIL -- 10.2%
         35,000  CVS Corp.                                                      1,264,200
         40,000  Dollar General Corp.                                             839,600
         70,000  Kroger Co.*                                                    1,295,700
         15,000  Sears, Roebuck and Co                                            682,350
                                                                          ---------------
                                                                                4,081,850
                                                                          ---------------

                 TELECOMMUNICATIONS -- 3.7%
         30,000  SBC Communications, Inc.                                         782,100
         20,000  Verizon Communications, Inc.                                     701,600
                                                                          ---------------
                                                                                1,483,700
                                                                          ---------------

                 TRANSPORTATION -- 1.7%
         10,000  Union Pacific Corp.                                              694,800
                                                                          ---------------

                 WASTE DISPOSAL -- 2.6%
         35,000  Waste Management, Inc.                                         1,036,000
                                                                          ---------------
                   Total Common Stock
                     (cost-$33,379,559)                                        38,150,746
                                                                          ---------------

  PRINCIPAL
   AMOUNT
   (000)                                                                       VALUE
---------------                                                           ---------------
                 U.S. GOVERNMENT AGENCY
                   DISCOUNT NOTES -- 4.8%
$         1,908    Student Loan Marketing
                     Association, 0.75%, 1/5/04
                      (cost-$1,907,841)                                   $     1,907,841
                                                                          ---------------
                     Total Investments
                      (cost-$35,287,400+)                 100.1%               40,058,587
                     Liabilities in excess
                       of other assets                     (0.1)                  (17,442)
                                                          -----           ---------------
                     Net Assets                           100.0%          $    40,041,145
                                                          =====           ===============

----------
* Non-income producing security
+ The cost basis of portfolio securities for federal income tax purposes is $35,432,745. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $7,115,698, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,489,856; net unrealized appreciation for federal income tax purpose is $4,625,842.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$35,287,400)                                          $    40,058,587
Cash                                                                                          199
Receivable for shares of beneficial interest sold                                          56,143
Dividends receivable                                                                       34,600
Prepaid expenses                                                                            2,410
                                                                                  ---------------
   Total Assets                                                                        40,151,939
                                                                                  ---------------

LIABILITIES:
Payable for shares of beneficial interest redeemed                                         29,100
Investment advisory fee payable                                                            26,470
Accrued expenses                                                                           55,224
                                                                                  ---------------
   Total Liabilities                                                                      110,794
                                                                                  ---------------
     Net Assets                                                                   $    40,041,145
                                                                                  ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)       $        12,337
Paid-in-capital in excess of par                                                       42,031,455
Undistributed net investment income                                                       347,878
Accumulated net realized loss on investments                                           (7,121,712)
Net unrealized appreciation of investments                                              4,771,187
                                                                                  ---------------
     Net Assets                                                                   $    40,041,145
                                                                                  ===============
Shares outstanding                                                                      1,233,680
                                                                                  ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                    $         32.46
                                                                                  ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $433)                           $       722,033
   Interest                                                                                10,072
                                                                                  ---------------
     Total investment income                                                              732,105
                                                                                  ---------------
EXPENSES:
   Investment advisory fees                                                               290,661
   Audit and tax services fees                                                             17,808
   Custodian fees                                                                          16,356
   Trustees' fees and expenses                                                             12,196
   Reports to shareholders                                                                 11,030
   Transfer agent fees                                                                      7,661
   Insurance expense                                                                        3,427
   Miscellaneous                                                                            2,592
                                                                                  ---------------
     Total expenses                                                                       361,731
     Less: custody credits earned on cash balances                                         (1,058)
                                                                                  ---------------
     Net expenses                                                                         360,673
                                                                                  ---------------
        Net investment income                                                             371,432
                                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on investments                                                    (1,014,044)
   Net change in unrealized appreciation/depreciation of investments                    9,800,525
                                                                                  ---------------
     Net realized and unrealized gain on investments                                    8,786,481
                                                                                  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                   $     9,157,913
                                                                                  ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------
                                                                              2003              2002
                                                                        ---------------   ---------------
INVESTMENT OPERATIONS:
Net investment income                                                   $       371,432   $       501,205
Net realized loss on investments                                             (1,014,044)       (5,793,226)
Net change in unrealized appreciation/depreciation of investments             9,800,525        (8,673,016)
                                                                        ---------------   ---------------
   Net increase (decrease) in net assets resulting from
     investment operations                                                    9,157,913       (13,965,037)
                                                                        ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          (505,356)         (593,718)
Net realized gains on investments                                                    --          (529,905)
                                                                        ---------------   ---------------
   Total dividends and distributions to shareholders                           (505,356)       (1,123,623)
                                                                        ---------------   ---------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                         17,002,627        15,859,056
Reinvestment of dividends and distributions                                     505,356         1,123,623
Cost of shares redeemed                                                     (22,034,313)      (44,759,804)
                                                                        ---------------   ---------------
   Net decrease in net assets from share transactions                        (4,526,330)      (27,777,125)
                                                                        ---------------   ---------------
     Total increase (decrease) in net assets                                  4,126,227       (42,865,785)

NET ASSETS:
Beginning of year                                                            35,914,918        78,780,703
                                                                        ---------------   ---------------
End of year (including undistributed net investment income
   of $347,878 and $481,802, respectively)                              $    40,041,145   $    35,914,918
                                                                        ===============   ===============

SHARES ISSUED AND REDEEMED:
Issued                                                                          608,950           538,158
Issued in reinvestment of dividends and distributions                            20,822            36,768
Redeemed                                                                       (797,506)       (1,552,415)
                                                                        ---------------   ---------------
   Net decrease                                                                (167,734)         (977,489)
                                                                        ===============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                             YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------
                                                      2003            2002            2001            2000            1999
                                                  ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of year                $      25.63    $      33.12    $      36.09    $      37.56    $      38.70
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT OPERATIONS:
Net investment income                                     0.31            0.36            0.24            0.25            0.25
Net realized and unrealized
   gain (loss) on investments                             6.89           (7.38)          (2.75)           2.39            0.62
                                                  ------------    ------------    ------------    ------------    ------------
   Total from investment operations                       7.20           (7.02)          (2.51)           2.64            0.87
                                                  ------------    ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                                    (0.37)          (0.25)          (0.24)          (0.30)          (0.36)
Net realized gains                                          --           (0.22)          (0.22)          (3.81)          (1.65)
                                                  ------------    ------------    ------------    ------------    ------------
   Total dividends and distributions
     to shareholders                                     (0.37)          (0.47)          (0.46)          (4.11)          (2.01)
                                                  ------------    ------------    ------------    ------------    ------------
Net asset value, end of year                      $      32.46    $      25.63    $      33.12    $      36.09    $      37.56
                                                  ============    ============    ============    ============    ============
Total Return (1)                                          28.6%          (21.4)%          (7.0)%           9.9%            2.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                   $     40,041    $     35,915    $     78,781    $     88,613    $     70,512
Ratio of expenses to average net assets (2)               1.00%           0.96%           0.93%           0.95%           0.91%
Ratio of net investment income to
   average net assets                                     1.02%           0.89%           0.68%           0.78%           0.86%
Portfolio Turnover                                           7%             21%             22%             58%             84%

----------
(1)  Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio (the "Portfolio"), OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Equity Income Portfolio and the NFJ Small Cap Value Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E) INCOME TAX INFORMATION

The tax character of dividends and distributions paid during the years ended December 31 were:

                                                      2003            2002
                                                  ------------    ------------
Ordinary income                                   $    505,356    $    593,733
Long-term capital gain                                      --    $    529,890

At December 31, 2003, tax basis distributable earnings of $376,330 was comprised entirely from ordinary income.

At December 31, 2003, the Portfolio had capital loss carryforward of $6,976,367 ($4,571,674 of which will expire in 2010 and $2,404,693 of which will expire in 2011) available as a reduction, to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

   (F) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (G) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2003, the Portfolio's payable in connection with the Plan was $28,454, of which $5,580 was accrued during the year ended December 31, 2003.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2003, purchases and sales of securities, other than short-term securities, aggregated $2,651,370 and $8,949,056, respectively.

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring the Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO-related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the PORTFOLIOS.

FEDERAL TAX INFORMATION (unaudited)

A total of 100% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OpCap Equity Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                     PIMCO ADVISORS VIT--BOARD OF TRUSTEES

STEPHEN TREADWAY,CHAIRMAN OF THE BOARD         Managing Director, Allianz Dresdner Asset Management of America L.P.; Managing
AND PRESIDENT*                                 Director and Chief Executive Officer, PIMCO Advisors Fund Management LLC; Managing
1345 Avenue of the Americas                    Director and Chief Executive Officer, PIMCO Advisors Distributors LLC; Member of
New York, NY 10105                             the Board of Management of Allianz Dresdner Asset Management GmbH. Mr. Treadway
Age: 56                                        serves as a director/trustee and holds various executive officer positions
TRUSTEE SINCE: 2001                            inconnection with Allianz Dresdner Asset Management of America L.P.'s affiliated
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX   open and closed-end mutual funds.
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

V. LEE BARNES                                  Principal, Glenville Associates, management consultants to the insurance industry;
1345 Avenue of the Americas                    Director of NetLearning Services Corporation; Director of Davis International
New York, NY 10105                             Banking Consultants; previously, consultant and acting Executive Vice President of
Age: 66                                        Smyth, Sanford & Gerard Professional Liability L.L.C., an insurance underwriting
TRUSTEE SINCE: 2000                            agency.
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

PAUL Y. CLINTON                                Principal of Clinton Management Associates, a financial and venture capital
1345 Avenue of the Americas                    consulting firm; Trustee of Capital Cash Management Trust, a money market fund and
New York, NY 10105                             Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of Oppenheimer Quest
Age: 73                                        Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest
TRUSTEE SINCE: 1994                            Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc.,
TERM OF OFFICE: PERPETUAL                      Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX   Portfolio Series Limited Term New York Municipals and Bond Fund Series,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND   Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is
COMPLEX                                        an open-end investment company. Formerly: Director, External Affairs, Kravco
                                               Corporation, a national real estate owner and property management corporation;
                                               President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of
                                               Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; Vice President of W.R. Grace & Co.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.

THOMAS W. COURTNEY                             Principal of Courtney Associates, Inc., a venture capital firm, former General
1345 Avenue of the Americas                    Partner of Trivest Venture Fund, a private venture capital fund; formerly: Director
New York, NY 10105                             of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc.,
Age: 70                                        Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Opportunity Value
TRUSTEE SINCE: 1994                            Fund, Inc., Oppenheimer Quest Balanced Fund, Inc., Rochester Fund Municipals,
TERM OF OFFICE: PERPETUAL                      Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series,
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX   Oppenheimer Mid Cap Fund, Oppenheimer Convertible Securities Fund, each of which is
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND   an open-end investment company; President of Federated Investment Counseling, Inc.;
COMPLEX                                        President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free
                                               Trust and Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial Analysts Federation.

LACY B. HERRMANN                               Chairman and Chief Executive Officer of Aquila Management Corporation, the
1345 AVENUE OF THE AMERICAS                    sponsoring organization and manager, administrator and/or Sub-Advisor to a group to
NEW YORK, NY 10105                             the following open- end investment companies, and Chairman of the Board of Trustees
AGE: 74                                        and President of each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund,
TRUSTEE SINCE: 1994                            Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets
TERM OF OFFICE: PERPETUAL                      Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narrangansett
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX   Insured Tax- Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund of
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND   Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of
COMPLEX                                        Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund. Vice
                                               President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of
                                               Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and
                                               Trustee/Director of its predecessors. President and Director of STCM Management
                                               Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of
                                               InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash
                                               Fund and Short-term Asset Reserves; Director of Oppenheimer Quest Value Fund, Inc.,
                                               Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest International Fund,
                                               Inc., Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Balanced Fund,
                                               each of which is an open-end investment company; Trustee Emeritus of Brown
                                               University since 1996; Trustee of Hopkins School since 1993.

THEODORE T. MASON                              Executive Director of Louisiana Power Partners, LLC since 1999 and of East Wind
1345 AVENUE OF THE AMERICAS                    Power Partners, Ltd. since 1994; President of the Alumni Association of SUNY
NEW YORK, NY 10105                             Maritime College (First Vice President, 2001; Second Vice President, 1998-2000) and
AGE: 68                                        Director of the same organization since 1997; Vice Chairman of the Board of Trustees
TRUSTEE SINCE: 2000                            of Capital Cash Management Trust since 1981, Trustee and Vice President, 1976-1981,
TERM OF OFFICE: PERPETUAL                      and formerly Director of its predecessor; Director of STCM Management Company, Inc.;
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX   Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (inactive)
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND    since 1982; Trustee of Short-Term Asset Reserves, 1984-1986 and 1989-1996, of
COMPLEX                                        Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of
                                               Churchill Cash Reserves Trust since 1985 (inactive), of Pacific Capital Tax-Free
                                               Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Asset Trust
                                               since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Director of The
                                               Maritime Industry Museum at Fort Schuyler; Trustee of the Maritime College at Fort
                                               Schuyler Foundation, Inc., since 2000. Director of Navy League of the New York
                                               Council, 2002; former National Officer of the Naval Reserve Association and
                                               Commanding Officer of four Naval Reserve units, Captain, USNR (Ret.).

                                  PIMCO ADVISORS VIT
                             1345 AVENUE OF THE AMERICAS
                                  NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                            Chairman, President & Trustee
V. Lee Barnes                               Trustee
Paul Y. Clinton                             Trustee
Thomas W. Courtney                          Trustee
Lacy B. Herrmann                            Trustee
Theodore T. Mason                           Trustee
Malcolm Bishopp                             Executive Vice President
Brian S. Shlissel                           Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                            Vice President and Portfolio Manager
Michael Corelli                             Vice President and Portfolio Manager
Mark F. Degenhart                           Vice President and Portfolio Manager
Ben J. Fischer                              Vice President and Portfolio Manager
Colin Glinsman                              Vice President and Portfolio Manager
Louis P. Goldstein                          Vice President and Portfolio Manager
Matthew Greenwald                           Vice President and Portfolio Manager
William Gross                               Vice President and Portfolio Manager
Benjamin D. Gutstein                        Vice President and Portfolio Manager
Elisa A. Mazen                              Vice President and Portfolio Manager
Dennis McKechnie                            Vice President and Portfolio Manager
Jaime Michaelson                            Vice President and Portfolio Manager
John Schneider                              Vice President and Portfolio Manager
Robert K. Urquhart                          Vice President and Portfolio Manager
Lawrence G. Altadonna                       Assistant Treasurer
Jennifer A. Patula                          Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT


PEA SCIENCE & TECHNOLOGY PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                               2003 ANNUAL REPORT
                                   (UNAUDITED)

For the fiscal year ended December 31, 2003, the PEA Science & Technology Portfolio (the "Portfolio") posted a gain of 63.3% exceeding the 50.0% return of its benchmark, the Nasdaq Index (the "Index"). For the three years ended December 31, 2003, the Portfolio returned (31.4)% compared to (6.8)% for the Index on an average annual basis. Since its inception on April 12, 2000, the Portfolio's average annual return of (35.5)% trails the (17.3%) return for the Index.

For the twelve month period, technology company Juniper Networks was the Portfolio's top contributor to performance. Juniper is a provider of network infrastructure solutions. Other top contributors included VERITAS (software), Broadcom (electronics), Texas Instruments (electronics) and Telefon AB LM Ericsson (telecommunications). This company provides total solutions covering everything from systems and applications to services and core technology for mobile handsets.

BearingPoint (business services) was the largest detractor from performance during the twelve month period. Other detractors included Monster Worldwide (internet), Lucent Technologies (telecommunications), InterActiveCorp (catalog & mail order) and Enterasys Networks (communications equipment).

                                TOP TEN HOLDINGS
                             (% of total net assets)

Hewlett Packard Co.             4.6%

Texas Instruments, Inc.         4.5%

VERITAS Software Corp.          4.0%

Applied Materials, Inc.         4.0%

Nokia Corp. ADR                 4.0%

Agere Systems, Inc.             3.8%

Oracle Corp.                    3.7%

Cymer, Inc.                     3.7%

QUALCOMM, Inc.                  3.7%

Broadcom Corp.                  3.7%

[CHART]

                               TOP FIVE INDUSTRIES
                             (% of total net assets)

ELECTRONICS                     18.4%
TELECOMMUNICATIONS              17.8%
SEMICONDUCTORS                  17.1%
SOFTWARE                        12.8%
NETWORKING                       9.6%

[CHART]

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE PORTFOLIO AND THE NASDAQ COMPOSITE INDEX+

                         PERIOD ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURN

1 Year                                  63.33%
3 Years                                (31.39)%
Since April 12, 2000*                  (35.47)%

                   PEA SCIENCE & TECHNOLOGY PORTFOLIO        NASDAQ COMPOSITE INDEX+
 4/12/2000*                                $  10,000                      $  10,000
 4/30/2000                                 $  10,260                      $   8,443
 5/31/2000                                 $   8,930                      $   7,437
 6/30/2000                                 $  10,790                      $   8,674
 7/31/2000                                 $  10,420                      $   8,238
 8/31/2000                                 $  12,261                      $   9,199
 9/30/2000                                 $  11,820                      $   8,032
10/31/2000                                 $   9,921                      $   7,369
11/30/2000                                 $   6,421                      $   5,681
12/31/2000                                 $   6,071                      $   5,403
 1/31/2001                                 $   6,481                      $   6,064
 2/28/2001                                 $   4,280                      $   4,706
 3/31/2001                                 $   3,230                      $   4,025
 4/30/2001                                 $   3,900                      $   4,628
 5/31/2001                                 $   3,340                      $   4,641
 6/30/2001                                 $   3,130                      $   4,756
 7/31/2001                                 $   2,770                      $   4,462
 8/31/2001                                 $   2,210                      $   3,975
 9/30/2001                                 $   1,550                      $   3,301
10/31/2001                                 $   1,980                      $   3,723
11/30/2001                                 $   2,420                      $   4,252
12/31/2001                                 $   2,380                      $   4,296
 1/31/2002                                 $   2,450                      $   4,260
 2/28/2002                                 $   1,880                      $   3,814
 3/31/2002                                 $   2,080                      $   4,065
 4/30/2002                                 $   1,700                      $   3,719
 5/31/2002                                 $   1,590                      $   3,559
 6/30/2002                                 $   1,350                      $   3,223
 7/31/2002                                 $   1,320                      $   2,926
 8/31/2002                                 $   1,270                      $   2,896
 9/30/2002                                 $     980                      $   2,582
10/31/2002                                 $   1,180                      $   2,929
11/30/2002                                 $   1,480                      $   3,257
12/31/2002                                 $   1,200                      $   2,942
 1/31/2003                                 $   1,270                      $   2,910
 2/28/2003                                 $   1,270                      $   2,946
 3/31/2003                                 $   1,240                      $   2,954
 4/30/2003                                 $   1,400                      $   3,226
 5/31/2003                                 $   1,600                      $   3,516
 6/30/2003                                 $   1,610                      $   3,575
 7/31/2003                                 $   1,680                      $   3,822
 8/31/2003                                 $   1,820                      $   3,988
 9/30/2003                                 $   1,740                      $   3,936
10/31/2003                                 $   1,940                      $   4,256
11/30/2003                                 $   1,980                      $   4,318
12/31/2003                                 $   1,960                      $   4,413

The performance graph does not reflect charges imposed by the Variable Accounts.

Past performance is not predictive of future performance.

Assumes reinvestment of all dividends and distributions.

+ The NASDAQ Composite Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.
*  Commencement of operations.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003

  SHARES                                                             VALUE
---------                                                     ------------------
            COMMON STOCK -- 97.0%
            COMPUTERS -- 11.1%
   33,271   Hewlett-Packard Co.                               $          764,235
    6,400   International Business
             Machines Corp.                                              593,152
   45,800   Maxtor Corp.*                                                508,380
                                                              ------------------
                                                                       1,865,767
                                                              ------------------
            ELECTRONICS -- 18.4%
  209,100   Agere Systems, Inc.*                                         637,755
   40,100   AU Optronics Corp.                                           477,992
   18,000   Broadcom Corp.*                                              613,620
  101,300   Solectron Corp.*                                             598,683
   25,900   Texas Instruments, Inc.                                      760,942
                                                              ------------------
                                                                       3,088,992
                                                              ------------------
            INTERNET -- 10.2%
   11,500   Amazon.com, Inc.*                                            605,360
   26,700   Monster Worldwide, Inc.*                                     586,332
   11,300   Yahoo! Inc.*                                                 510,421
                                                              ------------------
                                                                       1,702,113
                                                              ------------------
            NETWORKING -- 9.6%
   17,500   Cisco Systems, Inc.*                                         425,075
   46,400   EMC Corp.*                                                   599,488
  156,000   Enterasy Networks, Inc.*                                     585,000
                                                              ------------------
                                                                       1,609,563
                                                              ------------------
            SEMICONDUCTORS -- 17.1%
   30,100   Applied Materials, Inc.*                                     675,745
   13,500   Cymer, Inc.*                                                 623,565
   13,500   Marvell Technology Group Ltd.*                               512,055
   14,000   Novellus Systems, Inc.*                                      588,700
   45,580   Taiwan Semiconductor
             Manufacturing Co. Ltd. ADR*                                 466,739
                                                              ------------------
                                                                       2,866,804
                                                              ------------------
            SOFTWARE -- 12.8%
   12,300   Mercury Interactive Corp.*                                   598,272
   47,500   Oracle Corp.*                                                627,000
   16,800   Siebel Systems, Inc.*                                        233,016
   18,200   VERITAS Software Corp.*                                      676,312
                                                              ------------------
                                                                       2,134,600
                                                              ------------------
            TELECOMMUNICATIONS -- 17.8%
   22,300   Amdocs Ltd.*                                      $          501,304
   39,500   Nokia Corp. ADR                                              671,500
   11,500   QUALCOMM, Inc.                                               620,195
   33,700   Telefonaktiebolaget
             LM Ericsson ADR*                                            596,490
   15,900   UTStarcom, Inc.*                                             589,413
                                                              ------------------
                                                                       2,978,902
                                                              ------------------
             Total Common Stock
              (cost-$14,595,644)                                      16,246,741
                                                              ------------------
             Total Investments
              (cost-$14,595,644+)                     97.0%           16,246,741
             Other assets
              less liabilities                         3.0               509,518
                                                     -----    ------------------
             Net Assets                              100.0%   $       16,756,259
                                                     =====    ==================

----------
+ The cost basis of portfolio securities for federal income tax purposes is $14,637,455. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,827,971; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $218,685; net unrealized appreciation for federal income tax purpose is $1,609,286.
*  Non-income producing security
ADR - American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$14,595,644)                                      $    16,246,741
Cash                                                                                   76,764
Receivable for investment sold                                                        370,545
Receivable for shares of beneficial interest sold                                      79,339
Dividends receivable                                                                    2,238
                                                                              ---------------
  Total Assets                                                                     16,775,627
                                                                              ---------------

LIABILITIES:
Investment advisory fee payable                                                         3,742
Accrued expenses                                                                       15,626
                                                                              ---------------
  Total Liabilities                                                                    19,368
                                                                              ---------------
    Net Assets                                                                $    16,756,259
                                                                              ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $        85,456
Paid-in-capital in excess of par                                                   16,742,456
Accumulated net realized loss on investments                                       (1,722,750)
Net unrealized appreciation of investments                                          1,651,097
                                                                              ---------------
    Net Assets                                                                $    16,756,259
                                                                              ===============
Shares outstanding                                                                  8,545,609
                                                                              ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $          1.96
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $964)                       $        11,037
   Interest                                                                             3,592
                                                                              ---------------
     Total investment income                                                           14,629
                                                                              ---------------
EXPENSES:
   Investment advisory fees                                                            56,809
   Custodian fees                                                                      16,699
   Audit and tax services fees                                                         13,597
   Reports to shareholders                                                             11,393
   Transfer agent fees                                                                  3,747
   Trustee's fees and expenses                                                          1,069
   Miscellaneous                                                                        2,092
                                                                              ---------------
     Total expenses                                                                   105,406
     Less: investment advisory fees waived                                            (33,320)
           custody credits earned on cash balances                                     (1,075)
                                                                              ---------------
     Net expenses                                                                      71,011
                                                                              ---------------
       Net investment loss                                                            (56,382)
                                                                              ---------------
REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                                 1,347,039
   Net change in unrealized appreciation/depreciation of investments                1,611,664
                                                                              ---------------
     Net realized and unrealized gain on investments                                2,958,703
                                                                              ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $     2,902,321
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             PIMCO ADVISORS VIT PEA
                         SCIENCE & TECHNOLOGY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED DECEMBER 31,
                                                                               --------------------------------
                                                                                    2003              2002
                                                                               --------------    --------------
INVESTMENT OPERATIONS:
Net investment loss                                                            $      (56,382)   $      (11,267)
Net realized gain (loss) on investments                                             1,347,039        (1,369,656)
Net change in unrealized appreciation/depreciation of investments                   1,611,664           635,531
                                                                               --------------    --------------
  Net increase (decrease) in net assets resulting from investment operations        2,902,321          (745,392)
                                                                               --------------    --------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                               15,223,579         2,869,461
Cost of shares redeemed                                                            (2,821,373)       (1,704,982)
                                                                               --------------    --------------
  Net increase in net assets from share transactions                               12,402,206         1,164,479
                                                                               --------------    --------------
    Total increase in net assets                                                   15,304,527           419,087

NET ASSETS:
Beginning of year                                                                   1,451,732         1,032,645
                                                                               --------------    --------------
End of year
                                                                               $   16,756,259    $    1,451,732
                                                                               ==============    ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                              8,991,416         1,992,588
Redeemed                                                                           (1,651,938)       (1,219,954)
                                                                               --------------    --------------
  Net increase                                                                      7,339,478           772,634
                                                                               ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                               FOR THE PERIOD
                                                         YEAR ENDED DECEMBER 31,               APRIL 12, 2000*
                                                 ----------------------------------------          THROUGH
                                                    2003           2002           2001        DECEMBER 31, 2000
                                                 ----------     ----------     ----------     -----------------
Net asset value, beginning of period             $     1.20     $     2.38     $     6.07     $           10.00
                                                 ----------     ----------     ----------     -----------------
INVESTMENT OPERATIONS:
Net investment loss                                   (0.01)         (0.01)         (0.02)                (0.03)
Net realized and unrealized
  gain (loss) on investments                           0.77          (1.17)         (3.67)                (3.90)
                                                 ----------     ----------     ----------     -----------------
  Total from investment operations                     0.76          (1.18)         (3.69)                (3.93)
                                                 ----------     ----------     ----------     -----------------
Net asset value, end of period                   $     1.96     $     1.20     $     2.38     $            6.07
                                                 ==========     ==========     ==========     =================
TOTAL RETURN (1)                                       63.3%         (49.6)%        (60.8)%               (39.3)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                $   16,756     $    1,452     $    1,033     $           1,822
Ratio of expenses to average net assets (2)(3)         1.02%          1.08%          1.05%                 1.04%(4)
Ratio of net investment loss to
  average net assets (3)                              (0.79)%        (0.84)%        (0.77)%               (0.39)%(4)
Portfolio Turnover                                      126%           134%           104%                   79%

----------
*    Commencement of operations
(1)  Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion of its fees and/or assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.48% and (1.26)%, respectively, for the year ended December 31, 2003, 2.88% and (2.63)%, respectively, for the year ended December 31, 2002, 3.22% and (2.94)%, respectively, for the year ended December 31, 2001, and 1.82% (annualized) and (1.17)% (annualized), respectively, for the period ended December 31, 2000.
(4)  Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                       PEA SCIENCE & TECHNOLOGY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio (the "Portfolio"), PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio and the NFJ Equity Income Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTION AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   (E) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (F) INCOME TAX INFORMATION

At December 31, 2003, the Portfolio had no distributable earnings.

At December 31, 2003, the Portfolio had a capital loss carryforward of $1,680,938 ($577,555 of which will expire in 2009 and $1,103,383 of which will expire in 2010) available as a reduction, to the extent provided in the regulations, of any future net realized gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed. During the year ended December 31, 2003, the Portfolio utilized $462,795 of capital loss carryforwards from prior periods.

As a result of book/tax differences attributable to a net operating loss, $56,382 has been reclassified from net investment loss to paid-in capital in excess of par. Net assets were not affected by this reclassification.

   (G) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

   (H) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PEA Capital LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the average net assets of the Portfolio for providing investment advisory services to the Portfolio. For the year ended December 31, 2003, the Investment Adviser paid the Sub-Adviser $28,405 of which $5,190 was payable at December 31, 2003.

At December 31, 2003, approximately 3.5% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2003, purchases and sales of securities, other than short-term securities, aggregated $20,764,552 and $8,749,654, respectively.

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring the Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO-related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of PIMCO Advisors VIT--PEA Science & Technology Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PEA Science & Technology Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period April 12, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                      PIMCO ADVISORS VIT--BOARD OF TRUSTEES

STEPHEN TREADWAY, CHAIRMAN OF THE BOARD AND           Managing Director, Allianz Dresdner Asset Management of
PRESIDENT*                                            America L.P.; Managing Director and Chief Executive Officer,
1345 Avenue of the Americas                           PIMCO Advisors Fund Management LLC; Managing Director and Chief
New York, NY 10105                                    Executive Officer, PIMCO Advisors Distributors LLC; Member of the
Age: 56                                               Board of Management of Allianz Dresdner Asset Management GmbH;
TRUSTEE SINCE: 2001                                   Mr.Treadway serves as a director/trustee and holds various
TERM OF OFFICE: PERPETUAL                             executive officer positions in connection with Allianz Dresdner
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX          Asset Management of America L.P.'s affiliated open and closed-end
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND          mutual funds.
COMPLEX

V. LEE BARNES                                         Principal, Glenville Associates, management consultants to the
1345 Avenue of the Americas                           insurance industry; Director of Net Learning Services
New York, NY 10105                                    Corporation; Director of Davis International Banking
Age: 66                                               Consultants; previously, consultant and acting Executive Vice
TRUSTEE SINCE: 2000                                   President of Smyth, Sanford & Gerard Professional Liability
TERM OF OFFICE: PERPETUAL                             L.L.C., an insurance underwriting agency.
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

PAUL Y. CLINTON                                       Principal of Clinton Management Associates, a financial and
1345 Avenue of the Americas                           venture capital consulting firm; Trustee of Capital Cash
New York, NY 10105                                    Management Trust, a money market fund and Narragansett
Age: 73                                               Tax-Free Fund, a tax-exempt bond fund; Director of Oppenheimer
TRUSTEE SINCE: 1994                                   Quest Value Fund, Inc., Oppenheimer Quest International Fund,
TERM OF OFFICE: PERPETUAL                             Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX          Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND          Value Fund, Inc., Rochester Fund Municipals, Rochester
COMPLEX                                               Portfolio Series Limited Term New York Municipals and Bond
                                                      Fund Series, Oppenheimer Convertible Securities Fund,
                                                      Oppenheimer Mid Cap Fund, each of which is an open-end
                                                      investment company. Formerly: Director, External Affairs,
                                                      Revco Corporation, a national real estate owner and property management corporation; President of Essex Management
                                                      Corporation, a management consulting company; a general
                                                      partner of Capital Growth Fund, a venture capital partnership;
                                                      a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital
                                                      fund; Chairman of Woodland Capital Corp., a small business investment company; Vice President of W.R. Grace & Co.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.

THOMAS W. COURTNEY                                    Principal of Courtney Associates, Inc., a venture capital
1345 Avenue of the Americas                           firm, former General Partner of Trivest Venture Fund, a
New York, NY 10105                                    private venture capital fund; formerly: Director of
Age: 70                                               Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital
TRUSTEE SINCE: 1994                                   Value Fund, Inc., Oppenheimer Quest International Fund, Inc.,
TERM OF OFFICE: PERPETUAL                             Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX          Quest Balanced Fund, Inc., Rochester Fund Municipals,
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND          Rochester Portfolio Series Limited Term New York Municipals
COMPLEX                                               and Bond Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer
                                                      Convertible Securities Fund, each of which is an open-end
                                                      investment company; President of Federated Investment
                                                      Counseling, Inc.; President of Boston Company Institutional
                                                      Investors; Trustee of Hawaiian Tax-Free Trust and Tax-Free
                                                      Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial Analysts
                                                      Federation.

LACY B. HERRMANN                                      Chairman and Chief Executive Officer of Aquila Management
1345 Avenue of the Americas                           Corporation, the sponsoring organization and manager,
New York, NY 10105                                    administrator and/or Sub-Advisor to a group to the following
Age: 74                                               open- end investment companies, and Chairman of the Board of
TRUSTEE SINCE: 1994                                   Trustees and President of each: Churchill Cash Reserves Trust,
TERM OF OFFICE: PERPETUAL                             Aquila Cascadia Equity Fund, Pacific Capital Cash Assets
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX          Trust, Pacific Capital U.S. Treasuries Cash Assets Trust,
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND          Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund,
COMPLEX                                               Narrangansett Insured Tax- Free Income Fund, Tax-Free Fund for
                                                      Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for
                                                      Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona,
                                                      Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity
                                                      Fund. Vice President, Director, Secretary, and formerly
                                                      Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of
                                                      Trustees of Capital Cash Management Trust ( "CCMT "), and an
                                                      Officer and Trustee/Director of its predecessors. President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap
                                                      Management Corporation, formerly, sub- adviser and
                                                      administrator of Prime Cash Fund and Short-term Asset
                                                      Reserves; Director of Oppenheimer Quest Value Fund, Inc.,
                                                      Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
                                                      International Fund, Inc., Oppenheimer Quest Opportunity Value
                                                      Fund, Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown
                                                      University since 1996; Trustee of Hopkins School since 1993.

THEODORE T. MASON                                     Executive Director of Louisiana Power Partners, LLC since 1999
1345 Avenue of the Americas                           and of East Wind Power Partners, Ltd. since 1994; President of
New York, NY 10105                                    the Alumni Association of SUNY Maritime College (First Vice
Age: 68                                               President, 2001; Second Vice President, 1998-2000) and
TRUSTEE SINCE: 2000                                   Director of the same organization since 1997; Vice Chairman of
TERM OF OFFICE: PERPETUAL                             the Board of Trustees of Capital Cash Management Trust since
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX          1981, Trustee and Vice President, 1976-1981, and formerly
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND           Director of its predecessor; Director of STCM Management
COMPLEX                                               Company, Inc.; Vice Chairman of the Board of Trustees and
                                                      Trustee of Prime Cash Fund (inactive) since 1982; Trustee of
                                                      Short-Term Asset Reserves, 1984-1986 and 1989-1996, of
                                                      Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust
                                                      since 1984, of Churchill Cash Reserves Trust since 1985
                                                      (inactive), of Pacific Capital Tax-Free Cash Assets Trust and
                                                      Pacific Capital U.S. Government Securities Cash Asset Trust
                                                      since 1988 and of Churchill Tax-Free Fund of Kentucky since
                                                      1992; Director of The Maritime Industry Museum at Fort
                                                      Schuyler; Trustee of the Maritime College at Fort Schuyler
                                                      Foundation, Inc., since 2000. Director of Navy League of the
                                                      New York Council, 2002; former National Officer of the Naval
                                                      Reserve Association and Commanding Officer of four Naval
                                                      Reserve units, Captain, USNR (Ret.).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105


TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway                Chairman, President & Trustee
V. Lee Barnes                   Trustee
Paul Y. Clinton                 Trustee
Thomas W. Courtney              Trustee
Lacy B. Herrmann                Trustee
Theodore T. Mason               Trustee
Malcolm Bishopp                 Executive Vice President
Brian S. Shlissel               Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                Vice President and Portfolio Manager
Michael Corelli                 Vice President and Portfolio Manager
Mark F. Degenhart               Vice President and Portfolio Manager
Ben J. Fischer                  Vice President and Portfolio Manager
Colin Glinsman                  Vice President and Portfolio Manager
Louis P. Goldstein              Vice President and Portfolio Manager
Matthew Greenwald               Vice President and Portfolio Manager
William Gross                   Vice President and Portfolio Manager
Benjamin D. Gutstein            Vice President and Portfolio Manager
Elisa A. Mazen                  Vice President and Portfolio Manager
Dennis McKechnie                Vice President and Portfolio Manager
Jaime Michaelson                Vice President and Portfolio Manager
John Schneider                  Vice President and Portfolio Manager
Robert K. Urquhart              Vice President and Portfolio Manager
Lawrence G. Altadonna           Assistant Treasurer
Jennifer A. Patula              Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PEA Capital LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT

OPCAP GLOBAL EQUITY PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                         OPCAP GLOBAL EQUITY PORTFOLIO

                               2003 ANNUAL REPORT
                                  (UNAUDITED)

For the fiscal year ended December 31, 2003, the OpCap Global Equity Portfolio (the "Portfolio") returned 31.55% versus 33.11% for its benchmark, the Morgan Stanley World Index.

Total Returns:

                                                     1 YEAR    3 YEAR*     5 YEAR*     SINCE INCEPTION**
     PIMCO Advisors VIT -- OpCap
     Global Equity Portfolio                          31.55%   (2.17)%      4.40%             9.27%

     Morgan Stanley World Index                       33.11%   (3.92)%     (0.77)%            7.95%

*   Average Annual
**  Inception Date: March 1, 1995

For the twelve month period, broadcasting and cable TV company Hughes Electronics was the Portfolio's top contributor to performance. Hughes is a provider of digital television entertainment and broadband satellite networks. Discount retailer Sears Roebuck was another top contributor to performance. The company offers an array of merchandise and related services. Other contributors included Dollar General (retail), Inco (metals & mining) and EMC (networking).

Bombardier (diversified manufacturing) was the largest detractor from performance during the twelve month period. Other detractors included Tenet Healthcare (healthcare), Boeing (aerospace/defense), BOC Group (manufacturing) and ITT Industries (conglomerates).

                              TOP TEN U.S. HOLDINGS
                             (% of total net assets)

Freddie Mac                                             3.3%

Hughes Electronics Corp.                                3.1%

International Paper Co.                                 2.8%

Textron Inc.                                            1.9%

Bank of New York, Inc.                                  1.9%

ConocoPhillips Co.                                      1.8%

Honeywell Int'l Inc.                                    1.8%

E.I. du Pont de Nemours & Co.                           1.8%

Fannie Mae                                              1.7%

Commerce Bancorp Inc.                                   1.7%

                            TOP TEN FOREIGN HOLDINGS
                            (% of total net assets)

Inco, Ltd.                                              1.8%

Rio Tinto plc.                                          1.8%

Pernod-Ricard SA                                        1.5%

Tyco International Ltd.                                 1.4%

Carnival Corp.                                          1.4%

Deutsche Telekom                                        1.3%

Vodafone Group                                          1.3%

E.ON AG                                                 1.3%

Deutsche Boerse AG                                      1.2%

SKF AB                                                  1.2%

                                COUNTRY BREAKDOWN
                             (% of total net assets)

United States                                          47.1%

United Kingdom                                          9.5%

Japan                                                   8.8%

France                                                  6.2%

Germany                                                 5.3%

Italy                                                   2.4%

Sweden                                                  2.3%

Switzerland                                             2.1%

Canada                                                  1.9%

Singapore                                               1.6%

Bermuda                                                 1.4%

Panama                                                  1.4%

Netherlands                                             1.2%

Finland                                                 1.1%

Belgium                                                 0.9%

Hong Kong                                               0.7%

Australia                                               0.7%

Austria                                                 0.3%

[CHART]

                               TOP FIVE INDUSTRIES
                             (% of total net assets)

BANKING                                                10.3%
FINANCIAL SERVICES                                      9.5%
DRUGS & MEDICAL PRODUCTS                                6.3%
MINING                                                  4.8%
TELECOMMUNICATIONS                                      4.8%

                               PIMCO ADVISORS VIT
                         OPCAP GLOBAL EQUITY PORTFOLIO
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
    THE PORTFOLIO AND THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX+

                         PERIOD ENDED DECEMBER 31, 2003
                                  (UNAUDITED)

[CHART]

                          AVERAGE ANNUAL TOTAL RETURN

1 Year                                                31.55%
5 Year                                                 4.40%
Since March 1, 1995*                                   9.27%

                       OPCAP GLOBAL EQUITY    MORGAN STANLEY CAPITAL
                       PORTFOLIO              INTERNATIONAL WORLD INDEX+
3/1/95*                        $    10,000                   $    10,000
3/31/95                        $     9,970                   $    10,480
4/30/95                        $    10,230                   $    10,843
5/31/95                        $    10,620                   $    10,933
6/30/95                        $    10,940                   $    10,911
7/31/95                        $    11,529                   $    11,439
8/31/95                        $    11,488                   $    11,167
9/30/95                        $    11,798                   $    11,537
10/31/95                       $    11,608                   $    11,353
11/30/95                       $    11,758                   $    11,744
12/31/95                       $    11,873                   $    12,085
1/31/96                        $    12,046                   $    12,301
2/29/96                        $    12,164                   $    12,374
3/31/96                        $    12,338                   $    12,577
4/30/96                        $    12,634                   $    12,870
5/31/96                        $    12,757                   $    12,879
6/30/96                        $    12,788                   $    12,942
7/31/96                        $    12,327                   $    12,483
8/31/96                        $    12,716                   $    12,622
9/30/96                        $    12,951                   $    13,115
10/31/96                       $    12,982                   $    13,204
11/30/96                       $    13,525                   $    13,941
12/31/96                       $    13,654                   $    13,715
1/31/97                        $    13,933                   $    13,878
2/28/97                        $    14,014                   $    14,035
3/31/97                        $    13,900                   $    13,754
4/30/97                        $    14,117                   $    14,201
5/31/97                        $    14,850                   $    15,074
6/30/97                        $    15,573                   $    15,824
7/31/97                        $    16,440                   $    16,550
8/31/97                        $    15,572                   $    15,439
9/30/97                        $    16,337                   $    16,276
10/31/97                       $    15,665                   $    15,417
11/30/97                       $    15,654                   $    15,687
12/31/97                       $    15,568                   $    15,875
1/31/98                        $    15,808                   $    16,315
2/28/98                        $    17,005                   $    17,416
3/31/98                        $    17,722                   $    18,149
4/30/98                        $    18,309                   $    18,323
5/31/98                        $    18,212                   $    18,091
6/30/98                        $    18,070                   $    18,518
7/31/98                        $    17,710                   $    18,484
8/31/98                        $    15,068                   $    16,017
9/30/98                        $    15,351                   $    16,297
10/31/98                       $    16,341                   $    17,767
11/1/98                        $    17,276                   $    18,820
12/31/98                       $    17,637                   $    19,737
1/1/99                         $    17,523                   $    20,167
2/1/99                         $    17,488                   $    19,629
3/1/99                         $    18,404                   $    20,443
4/1/99                         $    19,676                   $    21,247
5/1/99                         $    18,942                   $    20,467
6/1/99                         $    19,997                   $    21,419
7/1/99                         $    20,055                   $    21,352
8/1/99                         $    20,169                   $    21,312
9/1/99                         $    19,895                   $    21,103
10/1/99                        $    20,995                   $    22,196
11/1/99                        $    21,373                   $    22,817
12/31/99                       $    22,315                   $    24,661
1/31/2000                      $    21,655                   $    23,246
2/29/2000                      $    20,343                   $    23,306
3/31/2000                      $    21,836                   $    24,914
4/30/2000                      $    21,639                   $    23,858
5/31/2000                      $    22,104                   $    23,252
6/30/2000                      $    22,204                   $    24,031
7/31/2000                      $    21,851                   $    23,351
8/31/2000                      $    22,288                   $    24,107
9/30/2000                      $    21,795                   $    22,822
10/31/2000                     $    22,203                   $    22,437
11/30/2000                     $    22,161                   $    21,072
12/31/2000                     $    23,364                   $    21,410
1/31/2001                      $    22,969                   $    21,831
2/28/2001                      $    22,289                   $    19,984
3/31/2001                      $    21,090                   $    18,657
4/30/2001                      $    22,168                   $    20,027
5/31/2001                      $    22,245                   $    19,747
6/30/2001                      $    21,476                   $    19,127
7/31/2001                      $    21,521                   $    18,880
8/31/2001                      $    20,968                   $    17,987
9/30/2001                      $    19,290                   $    16,400
10/31/2001                     $    19,306                   $    16,714
11/30/2001                     $    19,937                   $    17,700
12/31/2001                     $    20,136                   $    17,809
1/31/2002                      $    19,629                   $    17,268
2/28/2002                      $    19,458                   $    17,116
3/31/2002                      $    20,293                   $    17,869
4/30/2002                      $    19,737                   $    17,262
5/31/2002                      $    19,628                   $    17,291
6/30/2002                      $    18,716                   $    16,240
7/31/2002                      $    17,140                   $    14,869
8/31/2002                      $    17,263                   $    14,894
9/30/2002                      $    15,718                   $    13,254
10/31/2002                     $    16,614                   $    14,231
11/30/2002                     $    17,063                   $    14,997
12/31/2002                     $    16,629                   $    14,268
1/31/2003                      $    16,150                   $    13,833
2/28/2003                      $    15,927                   $    13,591
3/31/2003                      $    15,755                   $    13,546
4/30/2003                      $    17,095                   $    14,746
5/31/2003                      $    18,028                   $    15,585
6/30/2003                      $    18,152                   $    15,853
7/31/2003                      $    18,574                   $    16,174
8/31/2003                      $    19,134                   $    16,521
9/30/2003                      $    19,165                   $    16,620
10/31/2003                     $    20,348                   $    17,604
11/30/2003                     $    20,675                   $    17,870
12/31/2003                     $    21,874                   $    18,991

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.

+ The Morgan Stanley Capital International World Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

*   Commencement of operations.

                               PIMCO ADVISORS VIT
                         OPCAP GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2003

 SHARES                                                               VALUE
---------                                                        ---------------
            COMMON STOCK -- 94.9%
            AUSTRIA -- 0.3%
            METALS & MINING -- 0.3%
    1,075   Bohler-Uddeholm                                      $        72,517
                                                                 ---------------
            AUSTRALIA -- 0.7%
            INSURANCE -- 0.4%
   46,900   Promina Group Ltd.*                                          115,828
                                                                 ---------------
            MANUFACTURING -- 0.3%
   18,700   Boral Ltd.                                                    71,527
                                                                 ---------------
              Total Austrailia                                           187,355
                                                                 ---------------

            BELGIUM -- 0.9%
            PHOTOGRAPY -- 0.9%
    8,000   Agfa Gevaert NV*                                             227,799
                                                                 ---------------
            BERMUDA -- 1.4%
            DIVERSIFIED MANUFACTURING -- 1.4%
   14,200   Tyco International Ltd.                                      376,300
                                                                 ---------------

            CANADA -- 1.9%
            METALS & MINING -- 1.9%
   12,100   Inco Ltd.*                                                   481,822
                                                                 ---------------
            FINLAND -- 1.1%
            TELECOMMUNICATIONS -- 1.1%
   17,000   Nokia Oyj                                                    289,000
                                                                 ---------------

            FRANCE -- 6.2%
            BANKING -- 1.4%
    3,400   BNP Paribas SA*                                              213,849
    6,109   Credit Agricole SA                                           145,705
                                                                 ---------------
                                                                         359,554
                                                                 ---------------

            COMPUTER SOFTWARE -- 1.1%
    6,100   Dassault Systemes S.A.                                       277,915
                                                                 ---------------

            DRUGS & MEDICAL PRODUCTS -- 0.5%
    1,900   Sanofi-Synthelabo SA*                                        142,916
                                                                 ---------------

            FOOD & BEVERAGE -- 1.4%
    3,400   Pernod-Ricard SA*                                            377,620
                                                                 ---------------

            INSURANCE -- 0.7%
    8,200   AXA                                                          175,327
                                                                 ---------------

            OIL & GAS -- 0.4%
      600   Total SA                                                     111,430
                                                                 ---------------

            RETAIL -- 0.7%
    2,900   Christian Dior SA*                                   $       175,495
                                                                 ---------------
              Total France                                             1,620,257
                                                                 ---------------

            GERMANY -- 5.3%
            AUTOMOTIVE -- 0.4%
    2,500   Bayerische Motoren Werke AG                                  115,758
                                                                 ---------------

            FINANCIAL SERVICES -- 1.2%
    5,900   Deutsche Boerse AG*                                          322,251
                                                                 ---------------

            MANUFACTURING -- 0.6%
    4,300   Continental AG*                                              162,913
                                                                 ---------------

            PRINTING -- 0.5%
    3,000   Heidelberger Druckmaschinen AG                               116,230
                                                                 ---------------

            TELECOMMUNICATIONS -- 1.3%
   18,400   Deutsche Telekom AG*                                         336,387
                                                                 ---------------

            UTILITIES -- 1.3%
    5,000   E.ON AG                                                      325,949
                                                                 ---------------
              Total Germany                                            1,379,488
                                                                 ---------------

            HONG KONG -- 0.7%
            BANKING -- 0.5%
   43,000   Bank of East Asia Ltd.                                       131,818
                                                                 ---------------

            BROKERAGE -- 0.2%
   25,800   Hong Kong Exchange &
              Clearing Ltd.                                               55,829
                                                                 ---------------
              Total Hong Kong                                            187,647
                                                                 ---------------

            ITALY -- 2.4%
            BANKING -- 1.6%
  102,900   Banca Nazionale del
              Lavoro S.p.A.                                              245,685
    9,600   Banco Populare di Verona
              Novara e Novara Scrl                                       162,322
                                                                 ---------------
                                                                         408,007
                                                                 ---------------

            OPTICAL SUPPLIES -- 0.8%
   12,800   Luxottica Group S.p.A.                                       220,945
                                                                 ---------------
              Total Italy                                                628,952
                                                                 ---------------

 SHARES                                                               VALUE
---------                                                        ---------------
            COMMON STOCK  (CONTINUED)
            JAPAN -- 8.8%
            AUTOMOTIVE -- 0.5%
    3,100   Honda Motor Co., Ltd.                                $       137,733
                                                                 ---------------

            FINANCIAL SERVICES -- 0.6%
    9,300   Nomura Holdings, Inc.                                        158,422
                                                                 ---------------

            COMPUTERS -- 1.1%
   14,600   Matsushita Electric
              Industrial Co.,Ltd.                                        201,962
   11,000   NEC Corp.                                                     81,010
                                                                 ---------------
                                                                         282,972
                                                                 ---------------

            COMPUTER SERVICES -- 0.6%
    5,200   Konami Corp.                                                 151,435
                                                                 ---------------

            CONSUMER PRODUCTS -- 1.2%
    4,000   Canon Inc.                                                   186,307
    3,500   Sony Corp.                                                   121,202
                                                                 ---------------
                                                                         307,509
                                                                 ---------------

            DRUGS & MEDICAL PRODUCTS -- 0.4%
    2,700   Takeda Chemical Industries, Ltd.                             107,108
                                                                 ---------------

            ELECTRONICS -- 2.0%
      118   NTT Docomo Inc.                                              267,644
    6,000   Pioneer Corp.                                                165,772
   15,200   Sanyo Shokai Ltd.                                             98,463
                                                                 ---------------
                                                                         531,879
                                                                 ---------------

            ENTERTAINMENT -- 0.8%
    2,300   Nintendo Co., Ltd.                                           214,682
                                                                 ---------------

            MANUFACTURING -- 0.6%
    2,400   Ricoh Co., Ltd.                                               47,379
    5,200   Shimano Inc.                                                 107,752
                                                                 ---------------
                                                                         155,131
                                                                 ---------------

            OIL & GAS -- 0.6%
   43,700   Tokyo Gas Co., Ltd.                                          155,816
                                                                 ---------------

            TELECOMMUNICATIONS -- 0.4%
       21   Nippon Telegraph &
              Telephone Corp.                                            101,339
                                                                 ---------------
              Total Japan                                              2,304,026
                                                                 ---------------

            NETHERLANDS -- 1.2%
            DRUGS & MEDICAL PRODUCTS -- 0.6%
    4,300   Akzo Nobel NV                                        $       165,784
                                                                 ---------------

            INSURANCE -- 0.6%
    9,262   Aegon N.V.                                                   137,078
                                                                 ---------------
              Total Netherlands                                          302,862
                                                                 ---------------

            PANAMA -- 1.4%
            LEISURE -- 1.4%
    8,900   Carnival Corp.                                               353,597
                                                                 ---------------

            SINGAPORE -- 1.6%
            ELECTRONICS -- 0.7
   13,200   Flextronics International Ltd.*                              195,888
                                                                 ---------------

            FINANCIAL SERVICES -- 0.9%
   26,800   DBS Group Holdings Ltd.                                      231,973
                                                                 ---------------
              Total Singapore                                            427,861
                                                                 ---------------

            SWEDEN -- 2.3%
            BANKING -- 1.0%
   18,000   Skandinaviska Enskilda
              Banken AB                                                  265,265
                                                                 ---------------

            MANUFACTURING -- 1.3%
    8,300   AB SKF                                                       320,793
                                                                 ---------------
              Total Sweden                                               586,058
                                                                 ---------------

            SWITZERLAND -- 2.1%
            DRUGS & MEDICAL PRODUCTS -- 1.0%
    5,900   Novartis AG                                                  267,748
                                                                 ---------------

            FINANCIAL SERVICES -- 0.4%
    3,100   Credit Suisse Group                                          113,372
                                                                 ---------------

            INDUSTRIAL MANUFACTURING -- 0.0%
       29   Schindler Holding AG                                           7,078
                                                                 ---------------

            INSURANCE -- 0.7%
    2,500   Swiss Re                                                     168,714
                                                                 ---------------
              Total Switzerland                                          556,912
                                                                 ---------------

            UNITED KINGDOM -- 9.5%
            AEROSPACE/DEFENSE -- 0.4%
   37,000   BAE Systems plc                                              111,124
                                                                 ---------------

 SHARES                                                               VALUE
---------                                                        ---------------
            COMMON STOCK  (CONTINUED)
            UNITED KINGDOM  (CONCLUDED)
            BANKING -- 2.2%

   31,900   Barclays plc                                         $       283,719
    3,700   HSBC Holdings plc                                            291,634
                                                                 ---------------
                                                                         575,353
                                                                 ---------------

            COMPUTER SOFTWARE -- 0.4%
   32,500   Sage Group                                                   101,960
                                                                 ---------------

            ENTERTAINMENT -- 0.5%
   41,900   EMI Group plc                                                118,735
                                                                 ---------------

            FOOD & BEVERAGE -- 1.3%
   13,000   Compass Group plc                                             88,182
   18,900   Diageo plc*                                                  247,970
                                                                 ---------------
                                                                         336,152
                                                                 ---------------

            FOOD SERVICES -- 0.3%
   15,700   J. Sainsbury plc                                              87,649
                                                                 ---------------

            MEDIA/BROADCASTING -- 0.5%
   12,100   Pearson plc                                                  134,347
                                                                 ---------------

            METALS & MINING -- 2.6%
   26,700   BP plc                                                       215,904
   17,200   Rio Tinto plc                                                473,745
                                                                 ---------------
                                                                         689,649
                                                                 ---------------

            TELECOMMUNICATIONS -- 1.3%
  135,600   Vodafone Group plc                                           335,243
                                                                 ---------------
               Total United Kingdom                                    2,490,212
                                                                 ---------------

            UNITED STATES -- 47.1%
            ADVERTISING -- 1.4%
    4,300   Omnicom Group Inc.                                           375,519
                                                                 ---------------
            BANKING -- 3.6%
    8,400   Commerce Bancorp Inc.                                        442,512
   14,600   The Bank of New York
              Company, Inc.                                              483,552
                                                                 ---------------
                                                                         926,064
                                                                 ---------------

            BUSINESS SERVICES -- 1.1%
    7,500   Choicepoint Inc.                                             285,675
                                                                 ---------------
            CHEMICALS -- 1.8%
   10,000   E.I du Pont de Nemours & Co.                         $       458,900
                                                                 ---------------

            COMPUTER SERVICES -- 1.2%
   12,700   Electronic Data Systems Corp.                                311,658
                                                                 ---------------

            COMPUTER SOFTWARE -- 1.0%
    9,100   Microsoft                                                    250,614
                                                                 ---------------
            COMPUTERS -- 1.4%
   10,900   Dell Inc.                                                    370,164
                                                                 ---------------

            CONSUMER PRODUCTS -- 1.6%
    4,100   Proctor & Gamble Co.                                         409,508
                                                                 ---------------

            DIVERSIFIED MANUFACTURING -- 3.0%
    5,000   Parker Hannifin Corp.                                        297,500
    8,700   Textron Inc.                                                 496,422
                                                                 ---------------
                                                                         793,922
                                                                 ---------------

            DRUGS & MEDICAL PRODUCTS -- 3.8%
    8,600   Pfizer Inc.                                                  303,838
    6,000   Quest Diagnostics Inc.                                       438,660
    6,000   Wyeth                                                        254,700
                                                                 ---------------
                                                                         997,198
                                                                 ---------------

            ENERGY -- 0.6%
    7,600   Duke Energy Co.                                              155,420
                                                                 ---------------

            ENTERTAINMENT -- 1.1%
   11,800   Walt Disney Co.                                              275,294
                                                                 ---------------

            FIBER OPTICS -- 0.6%
   43,800   JDS Uniphase Corp.*                                          159,870
                                                                 ---------------

            FINANCIAL SERVICES -- 6.4%
    1,300   Citigroup Inc.                                                63,102
    5,900   Fannie Mae                                                   442,854
    6,700   FleetBoston Financial Corp.                                  292,455
   14,900   Freddie Mac                                                  868,968
                                                                 ---------------
                                                                       1,667,379
                                                                 ---------------

            HEALTH & HOSPITALS -- 3.2%
    4,100   Aetna Inc.                                                   277,078
    3,500   Anthem Inc.                                                  262,500
    3,000   Wellpoint Health Networks Inc.                               290,970
                                                                 ---------------
                                                                         830,548
                                                                 ---------------

 SHARES                                                               VALUE
---------                                                        ---------------
            COMMON STOCK  (CONCLUDED)
            UNITED STATES  (CONCLUDED)
            INSURANCE -- 1.7%
   27,900   UnumProvident Corp.                                  $       439,983
                                                                 ---------------

            MANUFACTURING -- 1.8%
   14,200   Honeywell International Inc.                                 474,706
                                                                 ---------------

            MEDIA/BROADCASTING -- 4.2%
    6,400   Clear Channel
              Communications, Inc.                                       299,712
   48,817   Hughes Electronics Corp.                                     807,917
                                                                 ---------------
                                                                       1,107,629
                                                                 ---------------

            OIL & GAS -- 1.8%
    7,300   ConocoPhillips                                               478,661
                                                                 ---------------

            PAPER PRODUCTS -- 2.8%
   17,100   International Paper Co.                                      737,181
                                                                 ---------------

            RETAIL -- 2.3%
   12,600   Dollar General Corp.                                         264,474
   20,700   Office Depot Inc.*                                           345,897
                                                                 ---------------
                                                                         610,371
                                                                 ---------------

            TELECOMMUNICATIONS-- 0.7%
   21,800   AT&T Wireless Services Inc.                                  174,182
                                                                 ---------------
              Total United States                                     12,290,446
                                                                 ---------------

              Total Common Stock
               (cost-$20,802,357)                                     24,763,111
                                                                 ---------------

            U.S. GOVERNMENT AGENCY
              DISCOUNT NOTES -- 4.2%
              Student Loan Marketing
                Association, 0 .75%, 1/5/04
                  (cost-$1,110,907)                              $     1,110,907
                                                                 ---------------
                Total Investments
                  (cost-$21,913,264)                   99.1%          25,874,018
                Other assets less
                  liabilities                           0.9%             228,288
                                                      -----      ---------------
                Net Assets                            100.0%     $    26,102,306
                                                      =====      ===============

----------
*   Non-income producing security

+ The cost basis of portfolio securities for federal income tax purposes is $22,150,218. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $3,955,069; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $231,269; net unrealized appreciation for federal income tax purpose is $3,723,800.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                         OPCAP GLOBAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$21,913,264)                                                $  25,874,018
Cash                                                                                              185
Receivable for investments sold                                                             1,458,241
Dividends and tax reclaims receivable                                                          25,900
Receivable for shares of beneficial interest sold                                              21,818
Prepaid expenses                                                                                1,672
                                                                                        -------------
   Total Assets                                                                            27,381,834
                                                                                        -------------

LIABILITIES:
Payable for investments purchased                                                           1,188,020
Payable for shares of beneficial interest redeemed                                             40,843
Investment advisory fee payable                                                                12,682
Accrued expenses                                                                               37,983
                                                                                        -------------
   Total Liabilities                                                                        1,279,528
                                                                                        -------------
     Net Assets                                                                         $  26,102,306
                                                                                        =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)             $      18,576
Paid-in-capital in excess of par                                                           26,821,458
Undistributed net investment income                                                           121,595
Accumulated net realized loss on investments                                               (4,821,163)
Net unrealized appreciation of investments and other assets and
   liabilities denominated in foreign currency                                              3,961,840
                                                                                        -------------
     Net Assets                                                                         $  26,102,306
                                                                                        =============
Shares outstanding                                                                          1,857,597
                                                                                        -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                          $       14.05
                                                                                        =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                         OPCAP GLOBAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of $37,158)                              $     456,636
   Interest                                                                                    11,935
                                                                                        -------------
     Total investment income                                                                  468,571
                                                                                        -------------

EXPENSES:
   Investment advisory fees                                                                   187,687
   Custodian fees                                                                              69,863
   Audit and tax services fees                                                                 15,743
   Reports to shareholders                                                                      8,291
   Trustees' fees and expenses                                                                  7,555
   Transfer agent fees                                                                          6,022
   Insurance expense                                                                            1,488
   Miscellaneous                                                                                2,323
                                                                                        -------------
     Total expenses                                                                           298,972
     Less:  custody credits earned on cash balances                                            (1,612)
            investment advisory fee waived                                                     (4,100)
                                                                                        -------------
     Net expenses                                                                             293,260
                                                                                        -------------
        Net investment income                                                                 175,311
                                                                                        -------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                                                         1,595,178
   Net realized loss on foreign currency transactions                                         (33,951)
   Net change in unrealized appreciation/depreciation of investments and other
     assets and liabilities denominated in foreign currency                                 5,062,958
                                                                                        -------------
     Net realized and unrealized gain on investments and foreign currency transactions      6,624,185
                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                         $   6,799,496
                                                                                        =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                         OPCAP GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                        --------------------------------
                                                                                             2003              2002
                                                                                        --------------    --------------
INVESTMENT OPERATIONS:
Net investment income                                                                   $      175,311    $      196,150
Net realized gain (loss) on investments and foreign currency transactions                    1,561,227        (4,285,279)
Net change in unrealized appreciation/depreciation of investments
   and other assets and liabilities denominated in foreign currency                          5,062,958        (1,191,544)
                                                                                        --------------    --------------
   Net increase (decrease) in net assets resulting from investment operations                6,799,496        (5,280,673)
                                                                                        --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                          (157,836)         (140,120)
                                                                                        --------------    --------------
SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                                      121,427,231        23,998,069
Reinvestment of dividends                                                                      157,836           140,120
Cost of shares redeemed                                                                   (124,479,714)      (27,650,986)
                                                                                        --------------    --------------
   Net decrease in net assets from share transactions                                       (2,894,647)       (3,512,797)
                                                                                        --------------    --------------
     Total increase (decrease) in net assets                                                 3,747,013        (8,933,590)

NET ASSETS:
Beginning of year                                                                           22,355,293        31,288,883
                                                                                        --------------    --------------
End of year (includes undistributed net investment income of $121,595
   and $138,071, respectively)                                                          $   26,102,306    $   22,355,293
                                                                                        ==============    ==============
SHARES ISSUED AND REDEEMED:
Issued                                                                                      10,974,266         2,183,785
Issued in reinvestment of dividends                                                             15,281            11,384
Redeemed                                                                                   (11,210,190)       (2,507,754)
                                                                                        --------------    --------------
   Net decrease                                                                               (220,643)         (312,585)
                                                                                        ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                         OPCAP GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                            2003           2002          2001          2000          1999
                                                          ---------      ---------     ---------     ---------     ---------
Net asset value, beginning of year                        $   10.76      $   13.09     $   15.36     $   16.56     $   15.43
                                                          ---------      ---------     ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                          0.09           0.13          0.08          0.18          0.31
Net realized and unrealized gain (loss) on
   investments and foreign currency transactions               3.28          (2.40)        (2.19)         0.50          3.78
                                                          ---------      ---------     ---------     ---------     ---------
   Total income (loss) from investment operations              3.37          (2.27)        (2.11)         0.68          4.09
                                                          ---------      ---------     ---------     ---------     ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                         (0.08)         (0.06)           --         (0.14)        (0.26)
Net realized gains on investments                                --             --         (0.16)        (1.74)        (2.70)
                                                          ---------      ---------     ---------     ---------     ---------
   Total dividends and distributions to shareholders          (0.08)         (0.06)        (0.16)        (1.88)        (2.96)
                                                          ---------      ---------     ---------     ---------     ---------
Net asset value, end of year                              $   14.05      $   10.76     $   13.09     $   15.36     $   16.56
                                                          =========      =========     =========     =========     =========
TOTAL RETURN (1)                                               31.6%         (17.4)%       (13.8)%         4.7%         26.5%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                           $  26,102      $  22,355     $  31,289     $  41,299     $  43,412
Ratio of expenses to average net assets (2)                    1.26%(3)       1.15%         1.20%         1.14%         1.10%
Ratio of net investment income to
   average net assets                                          0.75%(3)       0.72%         0.59%         1.07%         0.48%
Portfolio Turnover                                              152%            70%           77%          110%           83%

--------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by earnings credits on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).
(3) During the year ended December 31, 2003, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.27% and 0.73%, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                         OPCAP GLOBAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio (the "Portfolio"), OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Equity Income Portfolio and the NFJ Small Cap Value Portfolio. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities, other than debt securities, listed on a U.S. or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or, if available, the closing price reported for an issue traded on an over-the-counter stock market (including the NASDAQ official closing price for NASDAQ-traded securities), or if no sales or closing prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.

   (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D) FOREIGN CURRENCY TRANSLATION

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

   (E) INCOME TAX INFORMATION

   The tax character of dividends paid during the years ended December 31 were:

                                                   2003         2002
                                                ----------   ----------
Ordinary income                                 $  157,836   $  140,120

At December 31, 2003, tax basis distributable earnings of $137,201 was comprised entirely of ordinary income.

At December 31, 2003, the Portfolio had a capital loss carryforward of $4,584,210 ($152,505 of which will expire in 2009, and $4,431,705 of which will expire in 2010) available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future net realized capital gains, such gains will not be distributed to shareholders.

As a result of book/tax differences attributable to investments in foreign currency, $33,951 has been reclassified from undistributed net investment income to accumulated net realized loss on investments. Net assets were not affected by this reclassification.

   (F) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (G) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (H) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (I) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan"). The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2003, the Portfolio's payable in connection with the Plan was $15,605, of which $3,701 was accrued during the year ended December 31, 2003.

(2) INVESTMENT ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.25% of average net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2003, purchases and sales of securities, other than short-term securities, aggregated $33,500,508 and $38,373,334, respectively.

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring this Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO-related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.


FEDERAL TAX INFORMATION (unaudited)

A total of 7% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

SHAREHOLDER ACTIVITY (unaudited)

The Investment Adviser recognized frequent capital stock trading activity during the first half of 2003 by a participant of one of the Portfolio's sponsoring insurance companies and terminated such activity in July 2003.

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Global Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OpCap Global Equity Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                       PIMCO ADVISORS VIT--BOARD OF TRUSTEES

STEPHEN TREADWAY, TRUSTEE, CHAIRMAN OF               Managing Director, Allianz Dresdner Asset Management of America
THE BOARD AND PRESIDENT*                             L.P.; Managing Director and Chief Executive Officer, PIMCO Advisors
1345 Avenue of the Americas                          Fund Management LLC; Managing Director and Chief Executive Officer,
New York, NY 10105                                   PIMCO Advisors Distributors LLC; Member of the Board of Management
AGE: 56                                              of Allianz Dresdner Asset Management Gmbh. Mr. Treadway serves as a
TRUSTEE SINCE: 2001                                  director/trustee and holds various executive officer positions in
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX         connection with Allianz Dresdner Asset Management of America L.P.'s
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND         affiliated open and closed-end mutual funds.
COMPLEX

V. LEE BARNES                                        Principal, Glenville Associates, management consultants to the
1345 Avenue of the Americas                          insurance industry; Director of NetLearning Services Corporation;
New York, NY 10105                                   Director of Davis International Banking Consultants; previously,
Age: 66                                              consultant and acting Executive Vice President of Smyth, Sanford &
TRUSTEE SINCE: 2000                                  Gerard Professional Liability L.L.C., an insurance underwriting
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX         agency.
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

PAUL Y. CLINTON                                      Principal of Clinton Management Associates, a financial and venture
1345 Avenue of the Americas                          capital consulting firm; Trustee of Capital Cash Management Trust, a
New York, NY 10105                                   money market fund and Narragansett Tax-Free Fund, a tax-exempt bond
Age: 73                                              fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer
TRUSTEE SINCE: 1994                                  Quest International Fund, Inc., Oppenheimer Quest Capital Value
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX         Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc.,
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND         Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund
COMPLEX                                              Municipals, Rochester Portfolio Series Limited Term New York
                                                     Municipals and Bond Fund Series, Oppenheimer Convertible Securities
                                                     Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company. Formerly: Director, External Affairs, Kravco
                                                     Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited
                                                     Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; Vice President of W.R. Grace & Co.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.

THOMAS W. COURTNEY                                   Principal of Courtney Associates, Inc., a venture capital firm,
1345 Avenue of the Americas                          former General Partner of Trivest Venture Fund, a private venture
New York, NY 10105                                   capital fund; Director of Oppenheimer Quest Value Fund, Inc.,
Age: 70                                              Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest
TRUSTEE SINCE: 1994                                  International Fund, Inc., Oppenheimer Quest Opportunity Value Fund,
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX         Inc., Oppenheimer Quest Balanced Fund, Inc., Rochester Fund
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND         Municipals, Rochester Portfolio Series Limited Term New York
COMPLEX                                              Municipals and Bond Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer
                                                     Convertible Securities Fund, each of which is an open-end investment company; formerly: President of Federated Investment Counseling, Inc.;
                                                     President of Boston Company Institutional Investors; Trustee of
                                                     Hawaiian Tax-Free Trust and Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of
                                                     Financial Analysts Federation.

LACY B. HERRMANN                                     Chairman and Chief Executive Officer of Aquila Management
1345 Avenue of the Americas                          Corporation, the sponsoring organization and manager, administrator
New York, NY 10105                                   and/or Sub-Advisor to a group to the following open-end investment
Age: 74                                              companies, and Chairman of the Board of Trustees and President of
TRUSTEE SINCE: 1994                                  each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund,
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX         Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND         Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime
COMPLEX                                              Cash Fund, Narrangansett Insured Tax-Free Income Fund, Tax-Free
                                                     Fund for Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund
                                                     for Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona,
                                                     Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund. Vice
                                                     President, Director, Secretary, and formerly Treasurer of Aquila
                                                     Distributors, Inc., distributor of each of the above funds;
                                                     President and Chairman of the Board of Trustees of Capital Cash
                                                     Management Trust ("CCMT"), and an Officer and Trustee/Director of
                                                     its predecessors. President and Director of STCM Management Company,
                                                     Inc., sponsor and adviser to CCMT. Chairman, President and a
                                                     Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-term Asset Reserves;
                                                     Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest
                                                     Capital Value Fund, Inc., Oppenheimer Quest International Fund,
                                                     Inc., Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest
                                                     Balanced Fund, each of which is an open-end investment company;
                                                     Trustee Emeritus of Brown University since 1996; Trustee of Hopkins
                                                     School since 1993.

THEODORE T. MASON                                    Executive Director of Louisiana Power Partners, LLC since 1999 and
1345 Avenue of the Americas                          of East Wind Power Partners, Ltd. since 1994; President of the
New York, NY 10105                                   Alumni Association of SUNY Maritime College, (First Vice President,
Age: 68                                              2001; Second Vice President, 1998-2000) and Director of the same
TRUSTEE SINCE: 2000                                  organization since 1997; Vice Chairman of the Board of Trustees of
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX         Capital Cash Management Trust since 1981, Trustees and Vice
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND          President, 1976-1981, and formerly Director of its predecessor;
COMPLEX                                              Director of STCM Management Company, Inc.; Vice Chairman of the
                                                     Board of Trustees and Trustee of Prime Cash Fund (inactive) since
                                                     1982; Trustee of Short-Term Asset Reserves, 1984-1986 and
                                                     1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets
                                                     Trust since 1984, of Churchill Cash Reserves Trust since 1985
                                                     (inactive), of Pacific Capital Tax-Free Cash Assets Trust and
                                                     Pacific Capital U.S. Government Securities Cash Asset Trust since
                                                     1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Director of The Maritime Industry Museum at Fort Schuyler; Trustee of the
                                                     Maritime College at Fort Schuyler Foundation, Inc., since 2000;
                                                     Director of Navy League of the U.S. New York Council, 2002; Former
                                                     National Officer of the Naval Reserve Association and Commanding
                                                     Officer of four Naval Reserve Units, Captain, USNR (Ret).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                                 Chairman, President & Trustee
V. Lee Barnes                                    Trustee
Paul Y. Clinton                                  Trustee
Thomas W. Courtney                               Trustee
Lacy B. Herrmann                                 Trustee
Theodore T. Mason                                Trustee
Malcolm Bishopp                                  Executive Vice President
Brian S. Shlissel                                Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                                 Vice President and Portfolio Manager
Michael Corelli                                  Vice President and Portfolio Manager
Mark F. Degenhart                                Vice President and Portfolio Manager
Ben J. Fischer                                   Vice President and Portfolio Manager
Colin Glinsman                                   Vice President and Portfolio Manager
Louis P. Goldstein                               Vice President and Portfolio Manager
Matthew Greenwald                                Vice President and Portfolio Manager
William Gross                                    Vice President and Portfolio Manager
Benjamin D. Gutstein                             Vice President and Portfolio Manager
Elisa A. Mazen                                   Vice President and Portfolio Manager
Dennis McKechnie                                 Vice President and Portfolio Manager
Jamie Michaelson                                 Vice President and Portfolio Manager
John Schneider                                   Vice President and Portfolio Manager
Robert K. Urquhart                               Vice President and Portfolio Manager
Lawrence G. Altadonna                            Assistant Treasurer
Jennifer A. Patula                               Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT

OPCAP MANAGED PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2003

MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO

                               2003 ANNUAL REPORT
                                   (UNAUDITED)

For the fiscal year ended December 31, 2003, the OpCap Managed Portfolio (the "Portfolio") returned 21.75% versus 28.68% for its benchmark, the S&P 500 Index.

Total Returns:

                                        1 YEAR      3 YEAR*      5 YEAR*     10 YEAR*    SINCE INCEPTION**
     PIMCO Advisors VIT - OpCap
         Managed Portfolio               21.75%      (1.27)%       2.09%       10.29%         13.22%
     S&P 500 Index                       28.68%      (4.05)%      (0.57)%      11.06%         12.12%

*  Average Annual
** Inception Date: August 1, 1988

For the twelve month period, Sears Roebuck was the Portfolio's top contributor to performance. Sears is a multi-line retailer that offers an array of merchandise and related services. Media company Hughes Electronic was another top contributor to performance. Hughes Electronics Corporation is a provider of digital television entertainment, broadband satellite networks and data broadcasting. Other contributors included Citigroup (financial services), Tyco International (industrials) and Wells Fargo (financial services).

Boeing (aerospace/defense) was the largest detractor from performance during the twelve month period. Other detractors included UnumProvident (insurance), Sprint (telecommunications), ITT Industries (conglomerates) and Tenet Healthcare (healthcare).

                                TOP TEN HOLDINGS
                             (% of total net assets)

Freddie Mac                         5.1%

Hughes Electronic Corp.             4.1%

Sears, Roebuck and Co.              3.8%

Fannie Mae                          3.4%

Wells Fargo & Co.                   3.3%

Tyco International Ltd.             3.2%

Citigroup, Inc.                     2.9%

ConocoPhillips                      2.5%

Pfizer, Inc.                        2.5%

BP plc                              2.4%

[CHART]

                               TOP FIVE INDUSTRIES
                             (% of total net assets)

FINANCIAL SERVICES                 12.9%
BANKING                             7.4%
DIVERSIFIED MANUFACTURING           6.8%
OIL & GAS                           6.5%
DRUGS & MEDICAL PRODUCTS            6.1%

                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                      THE PORTFOLIO AND THE S&P 500 Index+

[CHART]

                        10 YEARS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

                           AVERAGE ANNUAL TOTAL RETURN

1 Year                             21.75%
5 Year                              2.09%
10 Year*                           10.29%
Since August 1, 1988*              13.22%

                OPCAP MANAGED PORTFOLIO       S&P 500 INDEX+
Dec-1993                      $  10,000            $  10,000
Jan-1994                      $  10,370            $  10,340
Feb-1994                      $  10,235            $  10,060
Mar-1994                      $   9,908            $   9,621
Apr-1994                      $  10,264            $   9,744
May-1994                      $  10,418            $   9,904
Jun-1994                      $  10,179            $   9,661
Jul-1994                      $  10,331            $   9,978
Aug-1994                      $  10,817            $  10,388
Sep-1994                      $  10,449            $  10,133
Oct-1994                      $  10,648            $  10,361
Nov-1994                      $  10,232            $   9,984
Dec-1994                      $  10,263            $  10,132
Jan-1995                      $  10,622            $  10,394
Feb-1995                      $  11,270            $  10,799
Mar-1995                      $  11,597            $  11,118
Apr-1995                      $  12,061            $  11,445
May-1995                      $  12,881            $  11,903
Jun-1995                      $  13,306            $  12,179
Jul-1995                      $  13,865            $  12,583
Aug-1995                      $  13,948            $  12,615
Sep-1995                      $  14,283            $  13,147
Oct-1995                      $  14,183            $  13,100
Nov-1995                      $  14,680            $  13,675
Dec-1995                      $  14,929            $  13,939
Jan-1996                      $  15,511            $  14,412
Feb-1996                      $  15,651            $  14,547
Mar-1996                      $  15,995            $  14,686
Apr-1996                      $  16,123            $  14,902
May-1996                      $  16,333            $  15,287
Jun-1996                      $  16,267            $  15,345
Jul-1996                      $  15,731            $  14,666
Aug-1996                      $  16,297            $  14,976
Sep-1996                      $  17,079            $  15,819
Oct-1996                      $  17,592            $  16,256
Nov-1996                      $  18,401            $  17,485
Dec-1996                      $  18,364            $  17,138
Jan-1997                      $  19,301            $  18,209
Feb-1997                      $  19,108            $  18,351
Mar-1997                      $  18,573            $  17,597
Apr-1997                      $  19,278            $  18,648
May-1997                      $  20,088            $  19,783
Jun-1997                      $  20,932            $  20,670
Jul-1997                      $  22,313            $  22,315
Aug-1997                      $  21,688            $  21,065
Sep-1997                      $  22,361            $  22,220
Oct-1997                      $  21,936            $  21,478
Nov-1997                      $  22,418            $  22,472
Dec-1997                      $  22,441            $  22,859
Jan-1998                      $  22,685            $  23,112
Feb-1998                      $  23,790            $  24,779
Mar-1998                      $  24,554            $  26,047
Apr-1998                      $  24,910            $  26,310
May-1998                      $  24,609            $  25,858
Jun-1998                      $  24,921            $  26,908
Jul-1998                      $  24,031            $  26,623
Aug-1998                      $  20,609            $  22,773
Sep-1998                      $  21,588            $  24,233
Oct-1998                      $  23,143            $  26,203
Nov-1998                      $  24,087            $  27,791
Dec-1998                      $  24,036            $  29,391
Jan-1999                      $  23,596            $  30,620
Feb-1999                      $  23,467            $  29,668
Mar-1999                      $  23,969            $  30,854
Apr-1999                      $  25,987            $  32,048
May-1999                      $  25,072            $  31,292
Jun-1999                      $  25,767            $  33,029
Jul-1999                      $  24,958            $  31,998
Aug-1999                      $  24,234            $  31,838
Sep-1999                      $  24,251            $  30,966
Oct-1999                      $  25,650            $  32,926
Nov-1999                      $  25,424            $  33,595
Dec-1999                      $  25,234            $  35,573
Jan-2000                      $  24,742            $  33,787
Feb-2000                      $  22,884            $  33,149
Mar-2000                      $  24,774            $  36,391
Apr-2000                      $  24,935            $  35,295
May-2000                      $  25,371            $  34,572
Jun-2000                      $  24,481            $  35,426
Jul-2000                      $  24,211            $  34,873
Aug-2000                      $  25,192            $  37,039
Sep-2000                      $  25,545            $  35,083
Oct-2000                      $  26,467            $  34,936
Nov-2000                      $  26,403            $  32,183
Dec-2000                      $  27,692            $  32,341
Jan-2001                      $  27,711            $  33,489
Feb-2001                      $  27,514            $  30,435
Mar-2001                      $  27,159            $  28,505
Apr-2001                      $  27,980            $  30,720
May-2001                      $  28,609            $  30,926
Jun-2001                      $  27,771            $  30,174
Jul-2001                      $  27,987            $  29,878
Aug-2001                      $  27,011            $  28,008
Sep-2001                      $  25,903            $  25,748
Oct-2001                      $  25,634            $  26,240
Nov-2001                      $  26,349            $  28,252
Dec-2001                      $  26,336            $  28,498
Jan-2002                      $  26,080            $  28,088
Feb-2002                      $  25,846            $  27,529
Mar-2002                      $  26,587            $  28,572
Apr-2002                      $  25,705            $  26,849
May-2002                      $  25,417            $  26,640
Jun-2002                      $  24,255            $  24,730
Jul-2002                      $  22,805            $  22,811
Aug-2002                      $  22,999            $  22,667
Sep-2002                      $  21,028            $  20,217
Oct-2002                      $  21,875            $  22,004
Nov-2002                      $  22,302            $  23,300
Dec-2002                      $  21,887            $  21,932
Jan-2003                      $  21,600            $  21,357
Feb-2003                      $  21,343            $  21,037
Mar-2003                      $  21,234            $  21,241
Apr-2003                      $  22,364            $  22,991
May-2003                      $  23,556            $  24,203
Jun-2003                      $  23,761            $  24,513
Jul-2003                      $  23,768            $  24,944
Aug-2003                      $  24,476            $  25,431
Sep-2003                      $  24,449            $  25,161
Oct-2003                      $  25,457            $  26,585
Nov-2003                      $  25,783            $  26,819
Dec-2003                      $  26,646            $  28,225

The performance graph does not reflect charges imposed by the Variable Accounts.

Past performance is not predictive of future performance.

Assumes reinvestment of all dividends and distributions.

+ The S&P 500 Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

* Based on results of the PIMCO Advisors VIT and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present PIMCO Advisors VIT (the "Present Trust")--at which time the Present Trust commenced operations. Total net assets of the OpCap Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the OpCap Managed Portfolio of the Present Trust reflect the performance of the OpCap Managed Portfolio of the Old Trust.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003

   SHARES                                                                  VALUE
-------------                                                         ----------------
                 COMMON STOCK 74.6%
                 Automotive -- 1.5%
      271,000    Nissan Motor Co., Ltd.                               $      6,086,660
                                                                      ----------------
                 BANKING -- 7.2%
      191,000    Bank of New York Co., Inc.                                  6,325,920
      245,500    Washington Mutual, Inc.                                     9,849,460
      231,500    Wells Fargo & Co.                                          13,633,035
                                                                      ----------------
                                                                            29,808,415
                                                                      ----------------
                 BUSINESS SERVICES -- 0.8%
       83,000    ChoicePoint, Inc. (a)                                       3,161,470
                                                                      ----------------
                 COMPUTER SOFTWARE -- 0.8%
       69,000    Dassault Systemes S.A.                                      3,167,100
                                                                      ----------------
                 COMPUTERS -- 0.7%
       90,000    Dell, Inc. (a)                                              3,056,400
                                                                      ----------------
                 CONSUMER PRODUCTS -- 2.2%
       90,900    Procter & Gamble Co.                                        9,079,092
                                                                      ----------------
                 DIVERSIFIED MANUFACTURING -- 6.8%
      291,200    General Electric Co.                                        9,021,376
      105,400    Textron, Inc.                                               6,014,124
      500,000    Tyco International Ltd.                                    13,250,000
                                                                      ----------------
                                                                            28,285,500
                                                                      ----------------
                 DRUGS & MEDICAL PRODUCTS -- 6.1%
      287,900    Pfizer, Inc.                                               10,171,507
      130,000    Quest Diagnostics Inc.                                      9,504,300
      148,000    Sanofi-Synthelabo SA                                        5,587,000
                                                                      ----------------
                                                                            25,262,807
                                                                      ----------------
                 ENERGY -- 1.5%
       98,000    Exelon Corp.                                                6,503,280
                                                                      ----------------
                 FIBER OPTICS -- 1.5%
    1,764,000    JDS Uniphase Corp. (a)                                      6,438,600
                                                                      ----------------
                 FINANCIAL SERVICES -- 12.9%
      249,766    Citigroup, Inc.                                            12,123,641
      187,100    Fannie Mae.                                                14,043,726
      360,000    Freddie Mac                                                20,995,200
       52,000    Merrill Lynch & Co., Inc.                                   3,049,800
       51,600    Morgan Stanley & Co., Inc.                                  2,986,092
                                                                      ----------------
                                                                            53,198,459
                                                                      ----------------
                 HEALTHCARE -- 3.2%
       53,400    Anthem, Inc. (a)                                     $      4,005,000
      234,200    Tenet Healthcare Corp. (a)                                  3,758,910
       57,000    WellPoint Health
                 Networks, Inc. (a)                                          5,528,430
                                                                      ----------------
                                                                            13,292,340
                                                                      ----------------
                 INSURANCE -- 3.8%
      136,600    American International Group, Inc.                          9,053,848
       84,900    XL Capital Ltd.                                             6,583,995
                                                                      ----------------
                                                                            15,637,843
                                                                      ----------------
                 LEISURE -- 2.3%
      172,700    Carnival Corp.                                              6,861,371
       75,000    Royal Caribbean Cruises Ltd.                                2,609,250
                                                                      ----------------
                                                                             9,470,621
                                                                      ----------------
                 MULTI-MEDIA -- 6.1%
      103,800    Clear Channel
                   Communications, Inc.                                      4,860,954
       99,000    EchoStar
                   Communications Corp. (a)                                  3,366,000
    1,023,422    Hughes Electronics Corp. (a)                               16,937,640
                                                                      ----------------
                                                                            25,164,594
                                                                      ----------------
                 OIL & GAS -- 6.5%
      203,000    BP plc. ADR                                                10,018,050
       40,000    ChevronTexaco Corp.                                         3,455,600
      156,480    ConcoPhillips                                              10,260,394
       77,500    Nabors Industries, Ltd. (a)                                 3,216,250
                                                                      ----------------
                                                                            26,950,294
                                                                      ----------------
                 PAPER PRODUCTS -- 1.5%
      146,100    International Paper Co.                                     6,298,371
                                                                      ----------------
                 REAL ESTATE -- 0.0%
            1    Security Capital Group Inc.,
                   (Class A) (a) (b)                                               759
                                                                      ----------------
                 RETAIL -- 5.7%
      135,100    Dollar General Corp.                                        2,835,749
      297,200    Office Depot, Inc. (a)                                      4,966,212
      344,000    Sears, Roebuck and Co.                                     15,648,560
                                                                      ----------------
                                                                            23,450,521
                                                                      ----------------

   SHARES                                                                  VALUE
-------------                                                         ----------------
                 COMMON STOCK (CONCLUDED)
                 TELECOMMUNICATIONS -- 3.5%
      693,000    AT&T Wireless
                   Services, Inc. (a)                                 $      5,537,070
      519,000    Nokia Corp. ADR                                             8,823,000
                                                                      ----------------
                                                                            14,360,070
                                                                      ----------------
   10,148,269    Total Common Stock
                   (cost-$255,576,778)                                     308,673,196
                                                                      ----------------

  PRINCIPAL
   AMOUNT
   (000)
-------------
                 CORPORATE BONDS & NOTES -- 1.4%
                 AIRLINES -- 0.1%
$         495    United Air Trust,
                   11.56%, 5/27/06 (a)(b)(c)(d)                                 98,486
        1,861    United Air Lines, Inc.,
                   8.03%, 7/1/11 (a)(e)                                        418,810
                                                                      ----------------
                                                                               517,296
                                                                      ----------------
                 AUTOMOTIVE -- 0.1%
          200    General Motor Corp.,
                   8.25%-8.375%,
                   7/15/23-7/15/33 (e)                                         260,716
                                                                      ----------------
                 FINANCING -- 0.3%
          100    General Motors Acceptance Corp.,
                   8.00%, 11/1/31 (e)                                          112,297
        1,000    HSBC Capital Funding Corp.,
                   9.55%, 6/30/10 FRN (f)(g)
                   (acquired 4/12/00;
                   cost-$1,000,000)                                          1,270,810
                                                                      ----------------
                                                                             1,383,107
                                                                      ----------------
                 OIL & GAS -- 0.5%
          500    El Paso Energy Corp.,
                   7.75%-8.05%,
                   10/15/30-1/15/32 (e)                                        429,750
          700    Sonat, Inc., 7.625%, 7/15/11(e)                               648,375
          800    Williams Cos., Inc.,
                   8.75%, 3/15/32 (e)                                          904,000
                                                                      ----------------
                                                                             1,982,125
                                                                      ----------------
                 TELECOMMUNICATION -- 0.4%
$         400    AT&T Corp.,
                   8.75%, 11/15/31, (e)                               $        467,425
          400    Deutsche Telekom International,
                   8.75%, 6/15/30 (e)                                          510,971
          500    France Telecom, SA,
                   9.00%, 3/1/11 (e)                                           600,541
          250    U.S. West Communications, Inc.,
                   7.50%. 6/15/23 (e)                                          250,000
                                                                      ----------------
                                                                             1,828,937
                                                                      ----------------
                 Total Corporates Bonds & Notes
                   (cost-$6,599,656)                                         5,972,181
                                                                      ----------------
                 MORTGAGE-RELATED
                 SECURITIES (e) -- 0.1%
           40    Aurora Loan Services,
                   1.84%, 1/1/04 FRN                                            39,839
          273    CS First Boston Mortgage
                   Securities Corp.,
                   6.23%, 1/1/04 FRN                                           278,629
          170     Wells Fargo Mortgage Backed
                   Securities Trust,
                   6.05% 1/1/04 FRN                                            171,789
                                                                      ----------------
                 Total Mortgage-Related
                   Securities (cost-$487,868)                                  490,257
                                                                      ----------------
                 MUNICIPAL BONDS & NOTES (e) -- 1.2%
                 CALIFORNIA -- 0.4%
        1,500      Cucamonga Cnty, Water
                   District, CP
                   5.125%, 9/1/35 (FGIC)                                     1,553,730
          100    Orange Cnty. Sanitation
                   District CP
                   5.00%, 2/1/33 (FGIC)                                        102,550
                 ILLINOIS -- 0.4%
        2,000    Illinois State, General Obligation,
                   5.10%, 6/1/33                                             1,829,360
                 MICHIGAN -- 0.1%
          200    Michigan State Building
                   Auth. Rev.,
                   5.25%, 10/15/12 (FSA)                                       228,044
                 SOUTH CAROLINA -- 0.2%
          800    South Carolina Transportation
                   Infrastucture Bank Rev., Ser. A,
                   5.00%, 10/1/33 (AMBAC)                                      822,568

  PRINCIPAL
   AMOUNT
   (000)                                                                    VALUE
-------------                                                         ----------------
                 MUNICIPAL BONDS & NOTES (CONCLUDED)
                 TEXAS -- 0.1%
$         400    Lower Colorado River Auth. Rev.,
                   5.00%, 5/15/33 (AMBAC) (e)                         $        407,872
                                                                      ----------------
                   Total Municipal Notes & Bonds
                     (cost-$5,098,275)                                       4,944,124
                                                                      ----------------

  SHARES
-------------
                 PREFERRED STOCK -- 0.2%
                 BANKING -- 0.2%
           68    DG Funding Trust,
                   3.4125%, FRN (c) (f) (g)
                   (acquired 11/4/03-11/6/03;
                   cost-716,526)                                               720,800

                 MULTI-MEDIA -- 0.0%
            1    News Corp.                                                         24
                                                                      ----------------
                 Total Preferred Stock
                   (cost-$716,539)                                             720,824
                                                                      ----------------

  PRINCIPAL
   AMOUNT
   (000)
-------------
                 SOVEREIGN DEBT OBLIGATIONS (e) -- 0.9%
                 Federal Republic of Brazil,
$          39      2.06%, 4/15/04 FRN                                           36,835
        1,678      8.00%-12.25%, 1/11/12-3/6/30                              1,988,279
          100    Republic of Panama,
                   8.25%, 4/22/08                                              110,000
          100    Republic of Peru,
                   9.125%, 2/21/12                                             111,500
          100    Republic of South Africa,
                   7.375%, 4/25/12                                             112,250
        1,100    United Mexican States,
                   8.375%, 1/14/11                                           1,306,250
                                                                      ----------------
                 Total Sovereign Debt Obligations
                   (cost-$2,995,066)                                         3,665,114
                                                                      ----------------
                 U.S. GOVERNMENT AGENCY
                 SECURITIES -- 13.5%
        2,715    Fannie Mae, 2.70%-6.51%,
                   1/1/04 FRN (e)                                            2,765,216
$      40,422    Fannie Mae, 5.50%-6.50%,
                   9/1/05-4/1/33 (e)                                  $     41,460,846
          233    Freddie Mac, 1.61%-7.83%,
                   1/1/04-1/15/04 FRN (e)                                      233,154
        1,657    Freddie Mac, 5.00%-6.50%,
                   3/1/16-4/1/33 (e)                                         1,705,828
        3,809    Government National Mortgage
                   Association, 1.65%-5.00%,
                   1/20/04-11/1/04 FRN (e)                                   3,836,950
        1,000    Government National Mortgage
                   Association, 6.00%, 1/20/33 (h)                           1,037,344
        5,030    Small Business Investment
                   Companies, 4.52%-7.45%,
                   8/1/10-2/10/13 (e)                                        4,861,187
                                                                      ----------------
                 Total U.S. Government Agency
                   Securities (cost $56,162,658)                            55,900,525
                                                                      ----------------
                 U.S. TREASURY BONDS & NOTES (e) -- 2.2%
        4,023    3.00%-3.875%,
                   1/15/07-4/15/29 (i)                                       4,965,399
        3,900    3.125%-4.25%,
                   10/15/08-11/15/13                                         3,893,355
                                                                      ----------------
                 Total U.S. Treasury Bonds &
                   Notes (cost-$8,501,223)                                   8,858,754
                                                                      ----------------
                 SHORT-TERM INVESTMENTS -- 6.8%
                 U.S. GOVERNMENT AGENCY
                 DISCOUNT NOTES -- 2.7%
        6,300    Fannie Mae, 1.06%-1.14%,
                   2/18/04-3/17/04 (e)                                       6,287,017
          700    Freddie Mac,
                   1.07%, 1/29/04 (e)                                          699,418
        4,099    Student Loan Marketing
                   Association, 0.75%, 1/5/04                                4,098,658
                                                                      ----------------
                 Total U.S. Government Agency
                   Discount Notes
                   (cost-$11,085,093)                                       11,085,093
                                                                      ----------------
                 COMMERCIAL PAPER (e) -- 2.4%
                 BANKING -- 1.6%
        1,500    European Investment Bank,
                   1.06%, 2/10/04.                                           1,498,233
        1,300    HBOS Treasury Services plc,
                   1.10%, 3/17/04                                            1,296,981

  PRINCIPAL
   AMOUNT
   (000)                                                                    VALUE
-------------                                                         ----------------
                 COMMERCIAL PAPER (CONCLUDED)
$         800    Lloyds Bank plc,
                   1.06%, 1/22/04                                     $        799,505
        3,000    Royal Bank of Scotland plc,
                   1.085%, 1/20/04                                           2,998,282
                                                                      ----------------
                                                                             6,593,001
                                                                      ----------------
                 FINANCING -- 0.8%
          700    ABN-AMRO North America, Inc.,
                   1.075%, 2/3/04                                              699,310
        1,100    Barclys US Funding LLC,
                   1.075%, 3/4/04                                            1,097,767
          600    Danske Corp.,
                   1.075%, 2/25/04                                             599,033
        1,000    UBS Finance LLC,
                   1.075%, 2/25/04                                             998,358
                                                                      ----------------
                                                                             3,394,468
                                                                      ----------------
                 Total Commercial Paper
                   (cost-$9,987,469)                                         9,987,469
                                                                      ----------------
                 U.S. TREASURY BILLS (e) -- 0.9%
        3,850    0.90%-0.96%, 3/11/04-6/17/04
                   (cost $3,833,521)                                         3,833,549
                                                                      ----------------
                 CORPORATE NOTES (e) -- 0.3%
                 FINANCING -- 0.3%
          300    CIT Group, Inc.,
                   5.625%, 5/17/04                                             304,736
          900    General Motors
                   Acceptance Corp.,
                   2.02%-2.18%,
                   2/4/04-3/22/04                                              900,870
                                                                      ----------------
                 Total Corporate Notes
                   (cost-$1,201,187)                                         1,205,606
                                                                      ----------------
                 MUNICIPAL BONDS & NOTES (e) -- 0.2%
                 CALIFORNIA -- 0.1%
          300    California State, Rev. Anticipation
                   Warrants, Ser. A,
                   2.00% 6/16/04                                               301,221
                                                                      ----------------
                 MISSISSIPPI -- 0.1%
          500    Mississippi Higher Education
                   Assistance Corp. Student Loan
                   Rev., 1.18%, 1/14/04 FRN                                    500,000
                                                                      ----------------
                 TEXAS -- 0.0%
$         100    Brazos Texas Higher Education
                   Auth., Inc., Student Loan Rev.,
                   1..23%, 2/5/04 FRN                                 $        100,000
                                                                      ----------------
                   Total Municipal Notes & Bonds
                     (cost-$901,221)                                           901,221
                                                                      ----------------
                 REPURCHASE AGREEMENT (e) -- 0.3%
        1,174    Repurchase Agreement with
                   State Street Bank & Trust Co.
                   dated 12/31/03, 0.80% due
                   1/2/04, proceeds: $1,174,052;
                   collateralized by Fannie Mae,
                   5.25%, 6/15/06, valued at
                   $1,199,613 (cost-$1,174,000)                              1,174,000
                                                                      ----------------
                   Total Short-Term Investments
                     (cost-$28,182,491)                                     28,186,938
                                                                      ----------------
                 Total Investments
                   before options written
                   (cost-$364,320,554+) - 100.9%                           417,411,913
                                                                      ----------------

CONTRACTS
-------------
                 CALL OPTIONS WRITTEN (a) -- (0.0)%
       (2,900)   Swap Option 3 Month LIBOR
                   strike rate @ 3.25%,
                   expires 3/3/04                                               (5,533)
       (1,700)   Swap Option 3 Month LIBOR
                   strike rate @ 4.00%,
                   expires 3/3/04                                               (1,750)
                                                                      ----------------
                 Total Call Options Written
                   (premium received-$75,279)                                   (7,283)
                                                                      ----------------
                 Total Investments, net
                   of call options written
                   (cost-$364,245,275)                      100.9%         417,404,630
                 Liabilities in excess of
                   other assets                              (0.9)          (3,608,830)
                                                            -----     ----------------
                 Net Assets                                 100.0%    $    413,795,800
                                                            =====     ================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security
(b) Fair-valued security.
(c) Security deemed illiquid.
(d) Security in default.
(e) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At
    December 31, 2003, these securities amounted to $1,991,610 or 0.48% of net assets.
(g) Private Placement.
(h) When-issued or delayed-delay security. To be delivered/settled after December 31, 2003.
(i) Inflation Bonds-principal amount of security is adjusted for inflation.
+ The cost basis of portfolio securities for federal income tax purposes is $364,354,210. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $56,693,218; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,635,515; net unrealized appreciation for federal income tax purposes is $53,057,703.

GLOSSARY:

ADR - American Depositary Receipt
AMBAC - insured by American Municipal Bond Assurance Corp
CP - Certificate of Participation
FGIC - insured by Financial Guaranty Insurance Co.
FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on December 31, 2003.
FSA - insured by Financial Security Assurance, Inc.
LIBOR - London Interbank Offered Rate

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$364,320,554)                                          $    417,411,913
Cash                                                                                            588
Receivable for investments sold                                                           6,714,123
Interest and dividends receivable                                                           725,134
Unrealized appreciation on swaps                                                             52,656
Receivable for shares of beneficial interest sold                                            15,025
Prepaid expenses                                                                             23,661
                                                                                   ----------------
  Total Assets                                                                          424,943,100
                                                                                   ----------------

LIABILITIES:
Payable for investments purchased                                                        10,247,891
Investment advisory fee payable                                                             274,275
Payable for shares of beneficial interest redeemed                                          117,171
Swap premium received                                                                        74,572
Options written, at value (premium received-$75,279)                                          7,283
Net unrealized depreciation on forward foreign currency contracts                             5,543
Accrued expenses                                                                            420,565
                                                                                   ----------------
  Total Liabilities                                                                      11,147,300
                                                                                   ----------------
     Net Assets                                                                    $    413,795,800
                                                                                   ================

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)        $        105,757
Paid-in-capital in excess of par                                                        391,853,355
Undistributed net investment income                                                       5,659,130
Accumulated net realized loss on investments                                            (37,029,322)
  Net unrealized appreciation of investments, options written, swaps and other
    assets and liabilities denominated in foreign currency                               53,206,880
                                                                                   ----------------
     Net Assets                                                                    $    413,795,800
                                                                                   ================
Shares outstanding                                                                       10,575,738
                                                                                   ----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $          39.13
                                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $64,666)                          $      4,916,850
  Interest                                                                                4,438,755
                                                                                   ----------------
    Total investment income                                                               9,355,605
                                                                                   ----------------
EXPENSES:
  Investment advisory fees                                                                3,089,269
  Trustees' fees and expenses                                                               136,115
  Reports to shareholders                                                                   109,320
  Custodian fees                                                                             95,878
  Audit and tax services fees                                                                79,520
  Transfer agent fees                                                                        50,752
  Insurance expense                                                                          11,482
  Legal fees                                                                                  8,353
  Miscellaneous                                                                              18,493
                                                                                   ----------------
    Total expenses                                                                        3,599,182
    Less: custody credits earned on cash balances                                            (1,161)
                                                                                   ----------------
    Net expenses                                                                          3,598,021
                                                                                   ----------------
      Net investment income                                                               5,757,584
                                                                                   ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investments                                                                            24,829,566
  Options written                                                                           106,155
  Swaps                                                                                     122,584
  Foreign currency transactions                                                              (3,827)
  Net change in unrealized appreciation/depreciation of investments, options written, swaps and other assets and liabilities denominated in foreign
    currency                                                                             45,173,643
                                                                                   ----------------
    Net realized and unrealized gain                                                     70,228,121
                                                                                   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                    $     75,985,705
                                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                         STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED DECEMBER 31,
                                                                              ----------------------------------
                                                                                    2003               2002
                                                                              ---------------    ---------------
INVESTMENT OPERATIONS:
Net investment income                                                         $     5,757,584    $     7,618,867
Net realized gain (loss) on investments, options written,
  swaps and foreign currency transactions                                          25,054,478        (55,436,216)
Net change in unrealized appreciation/depreciation of investments, options written, swaps and other assets and liabilities denominated
  in foreign currency                                                              45,173,643        (43,761,439)
                                                                              ---------------    ---------------
  Net increase (decrease) in net assets resulting from
    investment operations                                                          75,985,705        (91,578,788)
                                                                              ---------------    ---------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                               (7,158,548)        (9,908,041)
                                                                              ---------------    ---------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                               17,734,174         29,358,102
Reinvestment of dividends                                                           7,158,548          9,908,041
Cost of shares redeemed                                                           (72,629,538)      (117,394,551)
                                                                              ---------------    ---------------
  Net decrease in net assets from share transactions                              (47,736,816)       (78,128,408)
                                                                              ---------------    ---------------
    Total increase (decrease) in net assets                                        21,090,341       (179,615,237)

NET ASSETS:
Beginning of year                                                                 392,705,459        572,320,696
                                                                              ---------------    ---------------
End of year (including undistributed net investment income
  of $5,655,303 and $6,817,768, respectively)                                 $   413,795,800    $   392,705,459
                                                                              ===============    ===============
SHARES ISSUED AND REDEEMED:
Issued                                                                                493,165            778,984
Issued in reinvestment of dividends                                                   227,762            260,190
Redeemed                                                                           (2,129,830)        (3,308,950)
                                                                              ---------------    ---------------
  Net decrease                                                                     (1,408,903)        (2,269,776)
                                                                              ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                           YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------
                                                    2003           2002           2001           2000           1999
                                                 ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of year               $    32.77     $    40.15     $    43.20     $    43.65     $    43.74
                                                 ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
Net investment income                                  0.56           0.64           0.68           0.99           0.56
Net realized and unrealized
  gain (loss) on investments, options written,
  swaps and foreign curency transactions               6.42          (7.32)         (2.76)          2.41           1.47
                                                 ----------     ----------     ----------     ----------     ----------
  Total from investment operations                     6.98          (6.68)         (2.08)          3.40           2.03
                                                 ----------     ----------     ----------     ----------     ----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income                                 (0.62)         (0.70)         (0.97)         (0.58)         (0.65)
Net realized gains                                       --             --             --          (3.27)         (1.47)
                                                 ----------     ----------     ----------     ----------     ----------
  Total dividends and
    distributions to shareholders                     (0.62)         (0.70)         (0.97)         (3.85)         (2.12)
                                                 ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                     $    39.13     $    32.77     $    40.15     $    43.20     $    43.65
                                                 ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (1)                                       21.8%         (16.9)%         (4.9)%          9.7%           5.0%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                  $  413,796     $  392,705     $  572,321     $  693,469     $  804,467
Ratio of expenses to average
  net assets (2)                                       0.93%          0.88%          0.88%          0.86%          0.83%
Ratio of net investment income to
  average net assets                                   1.49%          1.57%          1.47%          2.20%          1.27%
Portfolio Turnover                                      215%           159%           162%           168%            50%

----------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(O) in Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                             OPCAP MANAGED PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                 DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pimco Advisors VIT (the "Trust"), formely OCC Accumulation Trust was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio (the "Portfolio"), OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio and the NFJ Equity Income. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

   (A)   VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities if the prices are more readily obtainable. The prices used by the portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

   (B)   FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (C)   INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

   (D)   DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

   (E)   FOREIGN CURRENCY TRANSLATION

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

   (F)   OPTION TRANSACTIONS

The Portfolio may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

   (G)   FORWARD FOREIGN CURRENCY CONTRACTS

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   (H)   INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation but the inflation adjusted principal will not be paid until maturity.

   (I)   DELAYED-DELIVERY TRANSACTIONS

The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

   (J)   RESTRICTED SECURITIES

The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

   (K)   SWAP AGREEMENTS

The portfolio may enter into interest rate swap contracts for investment purposes, to manage its interest rates and credit risks and to add leverage to the Portfolio.

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net payments of interest on interest rate swap contracts are recorded daily as part of interest income.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds of falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Swaps are marked to market daily by the Portfolio's Investment Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations by the Portfolio. Payments received or made, if any, upon termination or maturity of the interest rate swap contracts, net of any basis in the interest rate swaps, is recorded as a realized gain or loss in the Statement of Operations by the Portfolio.

Entering into swap contracts involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in the interest rates.

   (L)   REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   (M)   INCOME TAX INFORMATION

At December 31, 2003 tax basis distributable earnings of $6,039,590 was comprised entirely of ordinary income.

For the years ended December 31, 2003 and December 31, 2002, the tax character of dividends paid to shareholders from ordinary income were $7,158,548 and $9,908,041, respectively.

At December 31, 2003 the Portfolio had a capital loss carryforward of $36,995,668 (all of which expires in 2010), available as a reduction to the extent provided in the regulations, of any future net realized gains. To the extent that those losses are used to offset future realized capital gains, such gains will not be distributed. During the year ended December 31, 2003, the Portfolio utilized $10,665,282 of capital loss carryfowards from prior years'.

In accordance with U.S. Treasury regulations, the Portfolio elected to defer realized currency losses arising after October 31, 2003 of $8,970. Such losses are treated for tax purposes as arising on Janaury 1, 2004.

As a result of book/tax differences primarily in treatments of foreign currency and paydowns, $242,326 has been reclassified from accumulated net realized loss on investments to undistributed net investment income. Net assets were not affected by this reclassification.

   (N)   ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

   (O)   CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

   (P)   TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At December 31, 2003, the Portfolio's payable in connection with the Plan was $300,850, of which $62,195 was accrued during the year ended December 31, 2003.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a Sub-Advisory agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.25% of the Portfolio's average net assets managed for providing investment advisory services for a portion of the Portfolio's investments. For the year ended December 31, 2003, the Investment Adviser paid the Sub-Adviser $246,903, of which $21,618 was payable at December 31, 2003.

(3) INVESTMENTS IN SECURITIES

(a) For the year ended December 31, 2003, purchases and sales of securities, other than short-term and government securities, aggregated $285,653,928 and $343,652,086, respectively.

(b) Transactions in options written for the year ended December 31, 2003 were:

                                                               CONTRACTS
                                                                  (000)       PREMIUMS
                                                               ----------    ----------
Options outstanding, December 31, 2002                              7,600    $   65,905
Options terminated in closing purchase transactions               (17,400)     (129,178)
Options expired                                                    (3,600)      (26,537)
Options written                                                    18,000       165,089
                                                               ----------    ----------
Options outstanding, December 31, 2003                              4,600    $   75,279
                                                               ==========    ==========

(c) Forward foreign currency contracts outstanding at December 31, 2003 were:

                                            U.S.$ VALUE ON       U.S.$ VALUE             UNREALIZED
SOLD                           CONTRACTS   ORIGINATION DATE    DECEMBER 31, 2003        DEPRECIATION
-----------------------------------------------------------------------------------------------------
Euro, settling 1/7/04          101,000        $  121,712        $  127,255              $     (5,543)
                                                                                        ============

(d) Interest rate swap contracts outstanding at December 31, 2003 were:

                           NOTIONAL                     PAYMENT         PAYMENT
                            AMOUNT     TERMINATION      MADE BY       RECEIVED BY     UNREALIZED
SWAP COUNTERPARTY           (000)         DATE       THE PORTFOLIO   THE PORTFOLIO   APPRECIATION
-------------------------------------------------------------------------------------------------
Bank of America N.A.       US$ 5,100     6/16/09     3 month LIBOR       4.00%       $     21,175
Goldman Sachs                  7,600     6/16/09     3 month LIBOR       4.00%             30,643
Merrill Lynch & Co.        Euro  400     3/15/07     6 month LIBOR       4.00%                 66
                                                                                     ------------
                                                                                     $     51,884
                                                                                     ============

(e) Total return swap contracts outstanding at December 31, 2003 were:

                           NOTIONAL
                            AMOUNT     TERMINATION                            FLOATING        UNREALIZED
SWAP COUNTERPARTY           (000)         DATE              INDEX               RATE         APPRECIATION
----------------------------------------------------------------------------------------------------------
Bear Stearns Co., Inc.     $   100       7/1/04      CMBS Invest. Grade:       3 month           $  772
                                                       ERISA Eligible        LIBOR minus         ======
                                                                           65 basis points

----------
Euro -- Euro dollar
LIBOR -- London Interbank Offered Rate

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring the Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO-related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.


FEDERAL TAX INFORMATION (unaudited)

A total 20% of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of PIMCO Advisors VIT--OpCap Managed Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OpCap Managed Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                      PIMCO ADVISORS VIT--BOARD OF TRUSTEES

STEPHEN TREADWAY,CHAIRMAN OF THE                  Managing Director, Allianz Dresdner Asset Management of America L.P.,
BOARD, AND PRESIDENT*                             Managing Director and Chief Executive Officer, PIMCO Advisors Fund
1345 Avenue of the Americas                       Management LLC; Managing Director and Chief Executive Officer, PIMCO
New York, NY 10105                                Advisors Distributors LLC; Member of the Board of Management of
Age: 56                                           Allianz Dresdner Asset Management Gmbh. Mr. Treadway serves as a
TRUSTEE SINCE: 2001                               director/trustee and holds various executive officer positions in
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX      connection with Allianz Dresdner Asset Management of America L.P.'s
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND      affiliated open and closed-end mutual funds.
COMPLEX

V. LEE BARNES                                     Principal, Glenville Associates, management consultants to the
1345 Avenue of the Americas                       insurance industry; Director of NetLearning Services Corporation;
New York, NY 10105                                Director of Davis International Banking Consultants; previously,
Age: 66                                           consultant and acting Executive Vice President of Smyth, Sanford &
TRUSTEE SINCE: 2000                               Gerard Professional Liability L.L.C., an insurance underwriting
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX      agency.
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND
COMPLEX

PAUL Y. CLINTON                                   Principal of Clinton Management Associates, a financial and venture
1345 Avenue of the Americas                       capital consulting firm; Trustee of Capital Cash Management Trust, a
New York, NY 10105                                money market fund and Narragansett Tax-Free Fund, a tax-exempt bond
Age: 73                                           fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer
TRUSTEE SINCE: 1994                               Quest Global Value Fund, Inc., Oppenheimer Quest Capital Value Fund,
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX      Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND      Quest Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester
COMPLEX                                           Portfolio Series Limited Term New York Municipals and Bond Fund
                                                  Series, Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap
                                                  Fund, each of which is an open-end investment company. Formerly:
                                                  Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex
                                                  Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund;
                                                  Chairman of Woodland Capital Corp., a small business investment company; Vice President of W.R. Grace & Co.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.

THOMAS W. COURTNEY                                Principal of Courtney Associates, Inc., a venture capital firm, former
1345 Avenue of the Americas                       General Partner of Trivest Venture Fund, a private venture capital
New York, NY 10105                                fund; formerly: Director of Oppenheimer Quest Value Fund, Inc.,
Age: 70                                           Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global
TRUSTEE SINCE: 1994                               Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc.,
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX      Oppenheimer Quest Balanced Fund, Inc., Rochester Fund Municipals,
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND      Rochester Portfolio Series Limited Term New York Municipals and Bond
COMPLEX                                           Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer Convertible
                                                  Securities Fund, each of which is an open-end investment company;
                                                  President of Federated Investment Counseling, Inc.; President of
                                                  Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free
                                                  Trust and Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial
                                                  Analysts Federation.

LACY B. HERRMANN                                  Chairman and Chief Executive Officer of Aquila Management Corporation,
1345 Avenue of the Americas                       the sponsoring organization and manager, administrator and/or
New York, NY 10105                                Sub-Advisor to a group to the following open-end investment companies,
Age: 74                                           and Chairman of the Board of Trustees and President of each: Churchill
TRUSTEE SINCE: 1994                               Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX      Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust,
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND      Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund,
COMPLEX                                           Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah,
                                                  Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado,
                                                  Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free
                                                  Trust, and Aquila Rocky Mountain Equity Fund. Vice President,
                                                  Director, Secretary, and formerly Treasurer of Aquila Distributors,
                                                  Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"),
                                                  and an Officer and Trustee/Director of its predecessors. President and
                                                  Director of STCM Management Company, Inc., sponsor and adviser to
                                                  CCMT. Chairman, President and a Director of InCap Management
                                                  Corporation, formerly, sub-adviser and administrator of Prime Cash
                                                  Fund and Short-term Asset Reserves; Director of Oppenheimer Quest
                                                  Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc.,
                                                  Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest
                                                  Opportunity Value Fund, Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown
                                                  University since 1996; Trustee of Hopkins School since 1993.

THEODORE T. MASON                                 Executive Director of Louisiana Power Partners, LLC since 1999 and of
1345 Avenue of the Americas                       East Wind Power Partners, Ltd. since 1994; President of the Alumni
New York, NY 10105                                Association of SUNY Maritime College (First Vice President, 2001;
Age: 68                                           Second Vice President, 1998-2000) and Director of the same organization
TRUSTEE SINCE: 2000                               since 1997; Vice Chairman of the Board of Trustees of Capital Cash
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX      Management Trust since 1981, Trustee and Vice President, 1976-1981,
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND       and formerly Director of its predecessor; Director of STCM Management
COMPLEX                                           Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of
                                                  Prime Cash Fund (inactive) since 1982; Trustee of Short-Term Asset
                                                  Reserves, 1984-1986 and 1989-1996,of Hawaiian Tax-Free Trust and
                                                  Pacific Capital Cash Assets Trust since 1984, of Churchill Cash
                                                  Reserves Trust since 1985 (inactive), of Pacific Capital Tax-Free Cash
                                                  Assets Trust and Pacific Capital U.S. Government Securities Cash Asset
                                                  Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since
                                                  1992; Director of The Maritime Industry Museum at Fort Schuyler;
                                                  Trustee of the Maritime College at Fort Schuyler Foundation, Inc.,
                                                  since 2000. Director of Navy League of the New York Council, 2002;
                                                  former National Officer of the Naval Reserve Association and
                                                  Commanding Officer of four Naval Reserve units, Captain, USNR (Ret.).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                                Chairman, President & Trustee
V. Lee Barnes                                   Trustee
Paul Y. Clinton                                 Trustee
Thomas W. Courtney                              Trustee
Lacy B. Herrmann                                Trustee
Theodore T. Mason                               Trustee
Malcom Bishopp                                  Executive Vice President
Brian S. Shlissel                               Executive Vice President, Treasurer & Secretary
Kenneth W. Corba                                Vice President and Portfolio Manager
Michael Corelli                                 Vice President and Portfolio Manager
Mark F. Degenhart                               Vice President and Portfolio Manager
Ben J. Fischer                                  Vice President and Portfolio Manager
Colin Glinsman                                  Vice President and Portfolio Manager
Louis P. Goldstein                              Vice President and Portfolio Manager
Matthew Greenwald                               Vice President and Portfolio Manager
William Gross                                   Vice President and Portfolio Manager
Benjamin D. Gutstein                            Vice President and Portfolio Manager
Elisa A. Mazen                                  Vice President and Portfolio Manager
Dennis McKechnie                                Vice President and Portfolio Manager
Jaime Michaelson                                Vice President and Portfolio Manager
John Schneider                                  Vice President and Portfolio Manager
Robert K. Urquhart                              Vice President and Portfolio Manager
Lawrence G. Altadonna                           Assistant Treasurer
Jennifer A. Patula                              Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management LLC.
840 Newport Center Drive
Newport Beach, CA 92660

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT

NFJ EQUITY INCOME PORTFOLIO


ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

[CHART]

                               PIMCO ADVISORS VIT
                           NFJ EQUITY INCOME PORTFOLIO
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE PORTFOLIO AND THE RUSSELL 1000 VALUE INDEX*


                         PERIOD ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

                           NFJ EQUITY INCOME            RUSSELL 1000 VALUE INDEX*
                         RETURN         GROWTH $        RETURN         GROWTH $
                        ---------       ---------      ---------       ---------
  7/1/2003                                 10,000                         10,000
 7/31/2003                   1.90%      10,190.00           1.49%      10,149.00
 8/31/2003                   2.16%      10,410.10           1.56%      10,307.32
 9/30/2003                  -1.15%      10,290.39          -0.98%      10,206.31
10/31/2003                   7.19%      11,030.27           6.12%      10,830.94
11/30/2003                   1.36%      11,180.28           1.36%      10,978.24
12/31/2003                   6.33%      11,887.99           6.16%      11,654.50

                         CUMULATIVE ANNUAL TOTAL RETURN

     SINCE JULY 1, 2003**
     --------------------
            18.9%

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributionS.

* The Russell 1000 Value Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

** Commencement of operations.

                               PIMCO ADVISORS VIT
                           NFJ EQUITY INCOME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003

  SHARES                                                                      VALUE
---------                                                                  -----------
            COMMON STOCK-98.5%
            APPAREL-3.8%
    1,050   V.F. Corp.                                                     $    45,402
                                                                           -----------

            AUTOMOTIVE-4.1%
      925   General Motors Corp.                                                49,395
                                                                           -----------

            BANKING-13.2%
      300   Bank of America Corp.                                               24,129
    1,600   KeyCorp                                                             46,912
    1,450   Union Planters Corp.                                                45,661
    1,000   Washington Mutual, Inc.                                             40,120
                                                                           -----------
                                                                               156,822
                                                                           -----------

            BUSINESS SERVICES-1.7%
      500   Deluxe Corp.                                                        20,665
                                                                           -----------

            CONSUMER PRODUCTS-1.5%
      700   Eastman Kodak Co.                                                   17,969
                                                                           -----------

            DIVERSIFIED MANUFACTURING-2.0%
      400   Cooper Industries Ltd.                                              23,172
                                                                           -----------

            DRUGS & MEDICAL PRODUCTS-7.6%
      900   Baxter International, Inc.                                          27,468
      800   Bristol-Myers Squibb Co.                                            22,880
      450   GlaxoSmithKline plc                                                 20,979
      400   Merck & Co., Inc.                                                   18,480
                                                                           -----------
                                                                                89,807
                                                                           -----------

            FINANCIAL SERVICES-3.8%
      650   J.P. Morgan Chase & Co.                                             23,875
      375   Morgan Stanley & Co                                                 21,701
                                                                           -----------
                                                                                45,576
                                                                           -----------

            FOOD-6.3%
    1,050   Albertson's Inc.                                                    23,782
      900   ConAgra Foods                                                       23,751
      950   SUPERVALU INC.                                                      27,160
                                                                           -----------
                                                                                74,693
                                                                           -----------

            INSURANCE-9.6%
      375   CIGNA Corp.                                                         21,562
      500   Jefferson-Pilot Corp.                                               25,325
      500   Lincoln National Corp.                                              20,185
      600   St. Paul Co's., Inc.                                                23,790
    1,500   UnumProvident Corp.                                                 23,655
                                                                           -----------
                                                                               114,517
                                                                           -----------

  SHARES                                                                      VALUE
---------                                                                  -----------
            COMMON STOCK-(CONCLUDED)
            OIL & GAS-13.5%
      275   Chevron Texaco Corp.                                           $    23,757
      400   ConocoPhillips                                                      26,228
      300   Eni S.p.A. ADR                                                      28,494
      600   Kerr-McGee Corp.                                                    27,894
      800   Marathon Oil Corp.                                                  26,472
      650   Occidental Petroleum Corp.                                          27,456
                                                                           -----------
                                                                               160,301
                                                                           -----------

            PAPER PRODUCTS-2.2%
      850   Georgia-Pacific Corp.                                               26,070
                                                                           -----------

            REAL ESTATE-3.5%
      500   Apartment Investment & Management Co.-REIT                          17,250
      800   Duke Realty Corp.-REIT                                              24,800
                                                                           -----------
                                                                                42,050
                                                                           -----------

            RETAIL-4.0%
    1,350   Limited Brands                                                      24,340
      800   May Department Stores Co.                                           23,256
                                                                           -----------
                                                                                47,596
                                                                           -----------

            TELECOMMUNICATIONS-7.4%
    1,150   AT&T Corp.                                                          23,345
      850   SBC Communications, Inc.                                            22,160
    1,400   Sprint Corp. FON Group                                              22,988
      550   Verizon Communications, Inc.                                        19,294
                                                                           -----------
                                                                                87,787
                                                                           -----------

            TOBACCO-4.4%
      500   Altria Group, Inc.                                                  27,210
      425   R.J. Reynolds Tobacco Holdings, Inc.                                24,714
                                                                           -----------
                                                                                51,924
                                                                           -----------

            TRANSPORTATION-2.0%
      750   Burlington Northern Santa Fe Corp.                                  24,263
                                                                           -----------

            UTILITIES-7.9%
      750   American Electric Power Company, Inc.                               22,882
      550   DTE Energy Company                                                  21,670
      600   KeySpan Corp.                                                       22,080
      900   Sempra Energy                                                       27,054
                                                                           -----------
                                                                                93,686
                                                                           -----------
               Total Common Stock (cost-$1,030,940)                          1,171,695
                                                                           -----------
               Total Investments (cost-$1,030,940+)              98.5%       1,171,695
               Other assets less liabilities                      1.5           17,301
                                                               ------      -----------
               Net Assets                                       100.0%     $ 1,188,996
                                                               ======      ===========

----------
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust.

+ The cost basis of portfolio securities for federal income tax purposes is $1,030,799. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $149,001; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $8,105; net unrealized appreciation for federal income tax purposes is $140,896.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                           NFJ EQUITY INCOME PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$1,030,940)                                       $    1,171,695
Cash                                                                                  21,951
Dividends receivable                                                                   3,768
Receivable from Investment Adviser                                                       390
                                                                              --------------
  Total Assets                                                                     1,197,804
                                                                              --------------

LIABILITIES:
Accrued expenses                                                                       8,808
                                                                              --------------
  Total Liabilities                                                                    8,808
                                                                              --------------

    Net Assets                                                                $    1,188,996
                                                                              ==============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)   $        1,018
Paid-in-capital in excess of par                                                   1,019,715
Undistributed net investment income                                                      141
Net realized gain on investments                                                      27,367
Net unrealized appreciation of investments                                           140,755
                                                                              --------------

    Net Assets                                                                $    1,188,996
                                                                              ==============

Shares outstanding                                                                   101,775
                                                                              --------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                $        11.68
                                                                              ==============

SEE NACCOMPANY NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                           NFJ EQUITY INCOME PORTFOLIO
                             STATEMENT OF OPERATIONS

             FOR THE PERIOD JULY 1, 2003* THROUGH DECEMBER 31, 2003

INVESTMENT INCOME:
Dividends                                                                     $       20,491
Interest                                                                                 133
                                                                              --------------
  Total investment income                                                             20,624
                                                                              --------------

EXPENSES:
Audit and tax services fees                                                            7,575
Custodian fees                                                                         6,308
Investment advisory fees                                                               4,305
Miscellaneous                                                                            578
                                                                              --------------
  Total expenses                                                                      18,766

  Less: investment advisory fees waived                                               (4,305)
        expense reimbursed by Investment Adviser                                      (8,005)
        custody credits earned on cash balances                                       (1,075)
                                                                              --------------

    Net expenses                                                                       5,381
                                                                              --------------

        Net investment income                                                         15,243
                                                                              --------------

REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                     32,998
Net unrealized appreciation of investments                                           140,755
                                                                              --------------

    Net realized and unrealized gain                                                 173,753
                                                                              --------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS               $      188,996
                                                                              ==============

----------
* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                           NFJ EQUITY INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

             FOR THE PERIOD JULY 1, 2003* THROUGH DECEMBER 31, 2003

INVESTMENT OPERATIONS:
Net investment income                                                         $       15,243
Net realized gain on investments                                                      32,998
Net unrealized appreciation of investments                                           140,755
                                                                              --------------
  Net increase in net assets resulting from investment operations                    188,996
                                                                              --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investments income                                                               (15,243)
Net realized gains on investments                                                     (5,490)
                                                                              --------------
    Total dividends and distributions to shareholder                                 (20,733)
                                                                              --------------

SHARE TRANSACTIONS:
Net proceeds from the sales of shares                                              1,000,000
Reinvestment of dividends and distributions                                           20,733
                                                                              --------------
    Net increase in net assets from share transactions                             1,020,733
                                                                              --------------
       Total increase in net assets                                                1,188,996

NET ASSETS:
Beginning of period                                                                        -
                                                                              --------------
End of period (including undistributed net investment income of $141 at
  December 31, 2003)                                                          $    1,188,996
                                                                              ==============

SHARES ISSUED AND REINVESTED:
Issued                                                                               100,000
Issued in reinvestment of dividends and distributions                                  1,775
                                                                              --------------
       Net increase                                                                  101,775
                                                                              ==============

----------
* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                           NFJ EQUITY INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

   FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR THE PERIOD JULY 1, 2003*
                           THROUGH DECEMBER 31, 2003:

Net asset value, beginning of period                                          $        10.00
                                                                              --------------

INVESTMENT OPERATIONS:
Net investment income                                                                   0.15
Net realized and unrealized gain on investments                                         1.74
                                                                              --------------
  Total from investment operations                                                      1.89
                                                                              --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                  (0.15)
Net realized gain                                                                      (0.06)
                                                                              --------------
  Total dividends and distributions to shareholders                                    (0.21)
                                                                              --------------

Net asset value, end of period                                                $        11.68
                                                                              ==============

TOTAL RETURN (1)                                                                        18.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                             $        1,189
Ratio of expenses to average net assets (2)(3)(4)                                       1.20%
Ratio of net investment income to average net assets (3)(4)                             2.83%
Portfolio Turnover                                                                        27%

----------
*   Commencement of operations.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).
(3) During the fiscal period indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio's operating expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 3.49% (annualized) and 0.55% (annualized), repectively.
(4) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                           NFJ EQUITY INCOME PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio and the NFJ Equity Income Portfolio (the "Portfolio). The Portfolio commenced operations on July 1, 2003. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

 (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include information provided by market maker or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. The price used by the portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

 (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

 (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(D) REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(E) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(F) INCOME TAX INFORMATION

The tax character of dividends paid of $20,733 during the period July 1, 2003 (commencement of operations) through December 31, 2003 was comprised entirely from ordinary income.

At December 31, 2003, the tax character of distributable earnings of $27,367 was comprised of $27,285 of ordinary income and $82 of long term capital gains.

(G) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis

(H) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the investment advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any custody credits earned on cash balances) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and NFJ Investment Group L.P. (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the Portfolio's average net assets for providing investment advisory services to the Portfolio. For the period ended July 1, 2003 (commencement of operations) through December 31, 2003, the Investment Adviser paid the Sub-Adviser $2,153, of which $390 was payable at December 31, 2003.

At December 31, 2003, 100.0% of the outstanding shares of the Portfolio was owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2003, purchases and sales of securities, other than short-term securities, aggregated $1,284,801 and $286,859, respectively.

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring the Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO-related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.


FEDERAL TAX INFORMATION (UNAUDITED)

A total of 36% of the dividends distributed during the fiscal period qualify for the dividends-received deduction for corporate shareholders.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholder and Board of Trustees of PIMCO Advisor VIT -- NFJ Equity Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlight present fairly, in all material respects, the financial position of the NFJ Equity Income Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period July 1, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                      PIMCO ADVISORS VIT- BOARD OF TRUSTEES


STEPHEN TREADWAY, CHAIRMAN OF THE BOARD AND PRESIDENT*
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 56
TRUSTEE SINCE: 2001
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

Managing Director of Allianz Dresdner Asset Management of America L.P.; Managing Director and Chief Executive Officer, PIMCO Advisors Fund Management LLC; Managing Director and Chief Executive Officer, PIMCO Advisors Distributors LLC; Member of the Board of Management of Allianz Dresdner Asset Management Gmbh.
Mr. Treadway serves as a director/trustee and holds various executive officer positions in connection with Allianz Dresdner Asset Management of America L.P.'s affiliated open and closed-end mutual funds.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.


V. LEE BARNES
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 66
TRUSTEE SINCE: 2000
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

Principal, Glenville Associates, management consultants to the insurance industry; Director of NetLearning Services Corporation; Director of Davis International Banking Consultants; previously, consultant and acting Executive Vice President of Smyth, Sanford & Gerard Professional Liability L.L.C., an insurance underwriting agency.


PAUL Y. CLINTON
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 73
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND COMPLEX

Principal of Clinton Management Associates, a financial and venture capital consulting firm; Trustee of Capital Cash Management Trust, a money market fund and Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company. Formerly: Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; Vice President of W.R. Grace & Co.

THOMAS W. COURTNEY
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 70
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND COMPLEX

Principal of Courtney Associates, Inc., a venture capital firm, former General Partner of Trivest Venture Fund, a private venture capital fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer Convertible Securities Fund, each of which is an open-end investment company; Formerly: President of Federated Investment Counseling, Inc., President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial Analysts Federation.


LACY B. HERRMANN
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 74
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND COMPLEX

Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring organization and manager, administrator and/or Sub-Advisor to a group of the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund. Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT'), and an Officer and Trustee/Director of its predecessors. President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-term Asset Reserves; Director of Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, and Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University since 1996; Trustee of Hopkins School since 1993.

THEODORE T.MASON
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 68
TRUSTEE SINCE: 2000
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND COMPLEX

Executive Director of Louisiana Power Partners, LLC Since 1999 and of East Wind Power Partners Ltd, since 1994; President of the Alumni Association of SUNY Maritime College (First Vice President, 2001; Second Vice President, 1998-2000) and Director of the same organization since 1997; Vice Chairman of the Board of Trustees of Capital Cash Management Trust since 1981, Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (is inactive) since 1982; Trustee of Short-Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of Churchill Cash Reserves Trust since 1985 (inactive), of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Asset Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Director of The Maritime Industry Museum at Fort Schuyler; Trustee of the Maritime College at Fort Schuyler Foundation, Inc. since 2000; Director of Navy League of the New York Council, 2002; Former National Officer of the Navy Reserve Association and Commanding officer of four Naval Reserve units, Captain, USNR (Ret).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105


TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                      Chairman, President & Trustee
V. Lee Barnes                         Trustee
Paul Y. Clinton                       Trustee
Thomas W. Courtney                    Trustee
Lacy B. Herrmann                      Trustee
Theodore T. Mason                     Trustee
Malcolm Bishopp                       Executive Vice President
Brian S. Shlissel                     Executive Vice President, Treasurer, &
                                        Secretary
Kenneth W. Corba                      Vice President and Portfolio Manager
Michael Corelli                       Vice President and Portfolio Manager
Mark F. Degenhart                     Vice President and Portfolio Manager
Ben J. Fisher                         Vice President and Portfolio Manager
Colin Glinsman                        Vice President and Portfolio Manager
Louis P. Goldstein                    Vice President and Portfolio Manager
Matthew Greenwald                     Vice President and Portfolio Manager
William Gross                         Vice President and Portfolio Manager
Benjamin D. Gutstein                  Vice President and Portfolio Manager
Elisa A. Mazen                        Vice President and Portfolio Manager
Dennis McKechnic                      Vice President and Portfolio Manager
Jaime Michaelson                      Vice President and Portfolio Manager`
John Schneider                        Vice President and Portfolio Manager
Robert K. Urquhart                    Vice President and Portfolio Manager
Lawrence G. Altadonna                 Assistant Treasurer
Jennifer A. Patula                    Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
NFJ Investment Group
2121 San Jacinto, Suite 1840
Dallas, TX 75201

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT

PEA RENAISSANCE PORTFOLIO


ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO

                               2003 ANNUAL REPORT
                                   (UNAUDITED)

For the fiscal year ended December 31, 2003, the PEA Renaissance Portfolio (the "Portfolio") significantly outperformed its benchmark, returning 56.5% versus 38.1% for the Russell Mid Cap Value Index (the "Index"). Since its inception on July 10, 2002, the Portfolio's average annual return of 24.1% exceeded the 20.5% return for the Index.

For the twelve month period, electronics company Sanmina-SCI was the Portfolio's top contributor to performance. This company specializes in circuit fabrication, system assembly, integration, high-end enclosures and cabling. Auto and truck manufacturer Navistar International was another top contributor to performance. Teradyne (semiconductors), CIT Group (financing) and PG&E (utilities) round out the top five performers during the year.

HEALTHSOUTH (healthcare) was the largest detractor from performance during the twelve month period. Other detractors included Solutia (chemicals), Fleming Companies (retail), CNH Global (machinery) and IMC Global (chemicals).


TOP TEN HOLDINGS
(% of total net assets)

Micron Technology, Inc.                 4.7%

Navistar International Corp., Inc.      4.4%

Standard & Poor's
Depository Receipts Trust               3.6%

Teradyne, Inc.                          3.3%

iShares Russell 1000
Value Index Fund                        3.3%

Bowater, Inc.                           3.2%

J.C. Penney Co., Inc.                   3.1%

J.P. Morgan Chase & Co.                 3.0%

CIT Group, Inc.                         2.8%

CSX Corp.                               2.8%

[CHART]

                   TOP FIVE INDUSTRIES (% of Total Net Assets)

ELECTRONICS                     10.3%

CHEMICALS                        8.7%

INSURANCE                        6.8%

INVESTMENT COMPANIES             6.8%

AUTOMOTIVE                       6.6%

[CHART]

                 PIMCO ADVISORS VIT - PEA RENAISSANCE PORTFOLIO
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
               THE PORTFOLIO AND THE RUSSELL MID CAP VALUE INDEX*

                         PERIOD ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

                              RENAISANNCE             RUSSELL  MID CAP VALUE INDEX*
                        RETURN          GROWTH $      RETURN               GROWTH $
                        -------       -----------     -------    --------------------
7/10/2002                                10,000                             10,000
7/31/2002                -6.80%        9,320.00        -4.58%             9,542.00
8/31/2002                -2.25%        9,110.30         1.20%             9,656.50
9/30/2002               -17.34%        7,530.57       -10.10%             8,681.20
10/31/2002                7.44%        8,090.85         3.18%             8,957.26
11/30/2002               16.93%        9,460.63         6.30%             9,521.57
12/31/2002               -7.61%        8,740.68        -2.38%             9,294.95
1/30/2003                -6.14%        8,204.00        -2.77%             9,037.48
2/28/2003                -4.12%        7,865.99        -1.66%             8,887.46
3/31/2003                 0.38%        7,895.88         0.34%             8,917.68
4/30/2003                11.42%        8,797.59         7.60%             9,595.42
5/31/2003                14.01%       10,030.14         8.80%            10,439.82
6/30/2003                 3.50%       10,381.19         0.70%            10,512.90
7/31/2003                 6.08%       11,012.37         3.11%            10,839.85
8/31/2003                 6.46%       11,723.77         3.55%            11,224.66
9/30/2003                -1.54%       11,543.22        -0.78%            11,137.11
10/31/2003                7.20%       12,374.33         7.34%            11,954.57
11/30/2003                3.32%       12,785.16         2.90%            12,301.26
12/31/2003                7.83%       13,786.24         4.32%            12,832.67

                           AVERAGE ANNUAL TOTAL RETURN

1 YEAR       SINCE JULY 10, 2002**
------       ---------------------
56.53%              24.12%

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.

* The Russell Mid Cap Value Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

** Commencement of operations.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003

 SHARES                                                                         VALUE
---------                                                                  ---------------
            COMMON STOCK-90.1%
            AEROSPACE/DEFENSE-0.1%
      200   Goodrich Corp.                                                 $         5,938
                                                                           ---------------

            AIRLINES-0.5%
    4,700   AMR Corp.*                                                              60,865
                                                                           ---------------

            AUTOMOTIVE-6.6%
    5,600   ArvinMeritor, Inc.                                                     135,072
    2,600   Cooper Tire & Rubber Co.                                                55,588
   11,500   Navistar International Corp., Inc.*                                    550,735
    8,400   Visteon Corp.                                                           87,444
                                                                           ---------------
                                                                                   828,839
                                                                           ---------------

            BANKING-0.6%
    1,300   Comerica Inc.                                                           72,878
                                                                           ---------------

            CHEMICALS-8.7%
   17,786   Crompton Corp.                                                         127,526
    6,300   Eastman Chemical Co.                                                   249,039
    3,800   FMC Corp.*                                                             129,694
   21,800   IMC Global, Inc.                                                       216,474
    4,000   Imperial Chemical Industries                                            14,209
    2,200   Imperial Chemical Industries plc ADR                                    31,504
   11,600   Lyondell Chemical Co.                                                  196,620
    3,700   Millennium Chemicals, Inc.                                              46,916
      300   NOVA Chemicals Corp.                                                     8,085
    3,000   Olin Corp.                                                              60,180
   12,000   Solutia, Inc.*                                                           4,380
                                                                           ---------------
                                                                                 1,084,627
                                                                           ---------------

            CONSUMER PRODUCTS-0.2%
    1,000   Newell Rubbermaid, Inc.                                                 22,770
                                                                           ---------------

            CONTAINERS & PACKING-0.1%
      600   Smurfit-Stone Container Corp.*                                          11,142
                                                                           ---------------

            DIVERSIFIED MANUFACTURING-2.0%
    9,600   Tyco International Ltd.                                                254,400
                                                                           ---------------

            ELECTRONICS-10.3%
    3,700   Agilent Technologies, Inc.*                                            108,188
    2,300   Arrow Electronics, Inc.*                                                53,222
    3,300   Avnet, Inc.*                                                            71,478
   44,000   Micron Technology, Inc.*                                               592,680
   25,500   Sanmina-SCI Corp.*                                                     321,555
   25,000   Solectron Corp.*                                                       147,750
                                                                           ---------------
                                                                                 1,294,873
                                                                           ---------------

 SHARES                                                                         VALUE
---------                                                                  ---------------
            COMMON STOCK (CONTINUED)
            FINANCIAL SERVICES-3.0%
   10,200   J.P. Morgan Chase & Co.                                        $       374,646
                                                                           ---------------

            FINANCING-6.0%
   19,100   AmeriCredit Corp.*                                                     304,263
    9,900   CIT Group, Inc.                                                        355,905
    1,500   Freddie Mac                                                             87,480
                                                                           ---------------
                                                                                   747,648
                                                                           ---------------

            FOOD & BEVERAGE-3.2%
   12,500   Safeway, Inc.*                                                         273,875
    6,400   Smithfield Foods, Inc.*                                                132,480
                                                                           ---------------
                                                                                   406,355
                                                                           ---------------

            FORESTRY-0.9%
   14,900   Tembec, Inc.*                                                          108,722
                                                                           ---------------

            HEALTHCARE-1.5%
   12,000   Tenet Healthcare Corp.*                                                192,600
                                                                           ---------------

            INSURANCE-6.8%
    6,100   American Equity Investment Life Holding Co.                             60,817
    1,850   CIGNA Corp.                                                            106,375
    2,200   CNA Financial Corp.*                                                    53,020
      700   Fairfax Financial Holdings Ltd.                                        122,157
    5,600   Loews Corp.                                                            276,920
      800   Phoenix Companies, Inc.                                                  9,632
    2,000   PMI Group, Inc.                                                         74,460
    9,760   UnumProvident Corp.                                                    153,915
                                                                           ---------------
                                                                                   857,296
                                                                           ---------------

            INVESTMENT COMPANIES-6.8%
    7,000   iShares Russell 1000 Value Index Fund                                  408,590
    4,000   Standard & Poor's Depository Receipts Trust Series 1                   445,120
                                                                           ---------------
                                                                                   853,710
                                                                           ---------------

            LEISURE-0.0%
      200   Orbitz, Inc.*                                                            4,640
                                                                           ---------------

            MACHINERY-0.3%
    2,020   CNH Global N.V.                                                         33,532
                                                                           ---------------

            METALS & MINING-1.1%
    7,000   Timken Co.                                                             140,420
                                                                           ---------------

            MULTI-MEDIA-1.5%
   15,314   Liberty Media Corp.*                                                   182,083
                                                                           ---------------

 SHARES                                                                         VALUE
---------                                                                  ---------------
            COMMON STOCK (CONCLUDED)
            OIL & GAS-5.4%
   15,300   EI Pasco Corp.                                                 $       125,307
    1,000   ENSCO International, Inc.                                               27,170
      900   Premcor, Inc.*                                                          23,400
   17,678   Pride International, Inc.*                                             329,518
    4,200   Rowan Companies, Inc.*                                                  97,314
    1,200   Transocean, Inc.*                                                       28,812
      500   Valero Energy Corp.                                                     23,170
    2,100   Veritas DGC, Inc.*                                                      22,008
                                                                           ---------------
                                                                                   676,699
                                                                           ---------------

            PAPER PRODUCTS-4.8%
   15,000   Abitibi-Consolidated, Inc.                                             121,650
    8,700   Bowater, Inc.                                                          402,897
    2,400   Georgia-Pacific Corp.                                                   73,608
                                                                           ---------------
                                                                                   598,155
                                                                           ---------------

            RETAIL-4.5%
    1,000   Delhaize Group                                                          51,381
      800   Dillard's, Inc.                                                         13,168
    8,600   Hollywood Entertainment Corp.*                                         118,250
   14,700   J.C.Penney Co., Inc.                                                   386,316
                                                                           ---------------
                                                                                   569,115
                                                                           ---------------

            SEMICONDUCTORS-3.7%
    2,000   Kulicke and Soffa Industries, Inc.*                                     28,760
    1,000   NPTest Holding Corp.*                                                   11,040
   16,400   Teradyne, Inc.*                                                        417,380
                                                                           ---------------
                                                                                   457,180
                                                                           ---------------

            TOBACCO-0.5%
    2,437   Loews Corp. - Carolina Group                                            61,510
                                                                           ---------------

            TRANSPORTATION-5.1%
    9,700   CSX Corp.                                                              348,618
      500   Overnite Corp.*                                                         11,375
   13,000   Swift Transportation Co., Inc.*                                        273,260
                                                                           ---------------
                                                                                   633,253
                                                                           ---------------

            UTILITIES-5.5%
   10,900   Allegheny Energy, Inc.*                                                139,084
    9,500   PG&E Corp.*                                                            263,815
   39,000   Reliant Resources, Inc.*                                               287,040
                                                                           ---------------
                                                                                   689,939
                                                                           ---------------

            WASTE MANAGEMENT-0.4%
    3,900   Allied Waste Industries, Inc.*                                          54,132
                                                                           ---------------

              Total Common Stock (cost-$9,235,353)                              11,277,967
                                                                           ---------------

PRINCIPAL
 AMOUNT                                                                         VALUE
---------                                                                  ---------------
            CONVERTIBLE BONDS - 0.0%
$   3,000   Micron Technology, Inc., 2.50% 2/1/10
              (cost-$3,000)                                                $         3,967
                                                                           ---------------
              Total Investments (cost-$9,238,353+)              90.1%           11,281,934
              Other assets less liabilities                      9.9             1,238,590
                                                               -----       ---------------
              Net Assets                                       100.0%      $    12,520,524
                                                               =====       ===============

----------
* Non-income producing security
ADR - American Depositary Receipt

+ The cost basis of portfolio securities for federal income tax purposes is $9,265,521. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,042,390; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $25,977; net unrealized appreciation for federal income tax purposes is $2,016,413.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$9,238,353)                                        $    11,281,934
Cash (including foreign currency of $197 with cost of $184)                          1,408,389
Receivable for investments sold                                                        143,488
Receivable for shares of beneficial interest sold                                       44,695
Dividends and interest receivable                                                        7,660
                                                                               ---------------
   Total Assets                                                                     12,886,166
                                                                               ---------------

LIABILITIES:
Payable for investments purchased                                                      353,922
Investment advisory fee payable                                                          2,673
Accrued expenses and other payables                                                      9,047
                                                                               ---------------
   Total Liabilities                                                                   365,642
                                                                               ---------------

      Net Assets                                                               $    12,520,524
                                                                               ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)    $         9,175
Paid-in-capital in excess of par                                                    10,409,760
Undistributed net investment income                                                         16
Accumulated net realized gain on investments                                            57,973
Net unrealized appreciation of investments and foreign currency transactions         2,043,600
                                                                               ---------------

      Net Assets                                                               $    12,520,524
                                                                               ===============

Shares outstanding                                                                     917,539
                                                                               ---------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                 $         13.65
                                                                               ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $78)                            $        40,709
Interest                                                                                   100
                                                                               ---------------
   Total investment income                                                              40,809
                                                                               ---------------

EXPENSES:
Investment advisory fees                                                                31,274
Custodian fees                                                                          20,031
Audit and tax services fees                                                             10,780
Transfer agent fees                                                                      3,102
Trustees' fees and expenses                                                                575
Miscellaneous                                                                            1,088
                                                                               ---------------
   Total expenses                                                                       66,850

   Less: investment advisory fees waived                                               (24,695)
        custody credits earned on cash balances                                         (3,063)
                                                                               ---------------

     Net expenses                                                                       39,092
                                                                               ---------------

       Net investment income                                                             1,717
                                                                               ---------------

REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                      175,183
Net change in unrealized appreciation/depreciation of investments and
  foreign currency transactions                                                      2,144,418
                                                                               ---------------

   Net realized and unrealized gain                                                  2,319,601
                                                                               ---------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                $     2,321,318
                                                                               ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      FOR THE PERIOD
                                                                                                      JULY 10, 2002*
                                                                                    YEAR ENDED            THROUGH
                                                                                DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                -----------------    -----------------
INVESTMENT OPERATIONS:
Net investment income                                                           $           1,717    $             427
Net realized gain (loss) on investments                                                   175,183              (20,511)
Net change in unrealized appreciation/depreciation of investments and
  foreign currency transactions                                                         2,144,418             (100,818)
                                                                                -----------------    -----------------
   Net increase (decrease) in net assets resulting from investment operations           2,321,318             (120,902)
                                                                                -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investments income                                                                     (2,133)                   -
Net realized gains                                                                        (96,710)                   -
                                                                                -----------------    -----------------
   Total dividends and distributions to shareholder                                       (98,843)                   -
                                                                                -----------------    -----------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                   10,296,821            1,021,697
Reinvestment of dividends and distributions                                                98,843                    -
Cost of shares redeemed                                                                  (997,386)              (1,024)
                                                                                -----------------    -----------------
   Net increase in net assets from share transactions                                   9,398,278            1,020,673
                                                                                -----------------    -----------------
      Total increase in net assets                                                     11,620,753              899,771

NET ASSETS:
Beginning of period                                                                       899,771                    -
                                                                                -----------------    -----------------
End of period (including undistributed net investment income of $16 and $416,
  respectively)                                                                 $      12,520,524    $         899,771
                                                                                =================    =================

SHARES ISSUED AND REDEEMED:
Issued                                                                                    889,651              102,491
Issued in reinvestment of dividends and distributions                                       7,241                    -
Redeemed                                                                                  (81,727)                (117)
                                                                                -----------------    -----------------
      Net increase                                                                        815,165              102,374
                                                                                =================    =================

----------
* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

       FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGH EACH PERIOD:

                                                                                                      FOR THE PERIOD
                                                                                                      JULY 10, 2002*
                                                                                   YEAR ENDED            THROUGH
                                                                                DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                -----------------    -----------------
Net asset value, beginning of period                                            $            8.79    $           10.00
                                                                                -----------------    -----------------

INVESTMENT OPERATIONS:
Net investment income                                                                        0.00**               0.00**
Net realized and unrealized gain (loss) on investments                                       4.97                (1.21)
                                                                                -----------------    -----------------
   Total from investment operations                                                          4.97                (1.21)
                                                                                -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                        0.00**                  -
Net realized gain                                                                           (0.11)                   -
                                                                                -----------------    -----------------
   Total dividends and distributions to shareholders                                        (0.11)                   -
                                                                                -----------------    -----------------

Net asset value, end of period                                                  $           13.65    $            8.79
                                                                                =================    =================

TOTAL RETURN (1)                                                                            56.53%               (12.1%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                               $          12,521    $             900
Ratio of expenses to average net assets (2)(3)                                               1.08%                1.06%(4)
Ratio of net investment income to average net assets (3)                                     0.04%                0.10%(4)
Portfolio Turnover                                                                             45%                  36%

----------
*   Commencement of operations.
**  Less than $0.005.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).
(3) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 1.71% and (0.59)%, respectively, for year ended December 31, 2003, and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 (commencement of operation) through December 31, 2002.
(4) Annualized.

See accompanying notes to financial statements.

                               PIMCO ADVISORS VIT
                            PEA RENAISSANCE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust, was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio (the "Portfolio"), NFJ Small Cap Value Portfolio and NFJ Equity Income Portfolio. The Portfolio commenced operations on July 10, 2002. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

 (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. The price used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.

 (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

 (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

 (D) REPURCHASE AGREEMENTS

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

 (E) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

 (F) INCOME TAX INFORMATION

The tax character of dividends and distributions paid during the year ended December 31, 2003:

Ordinary income                        $     94,770
Long-term capital gain                 $      4,073

At December 31, 2003, the tax character of distributable earnings of $85,157 was comprised of $63,094 of ordinary income and $22,063 of long-term capital gains.

During the fiscal year ended December 31, 2003, the Portfolio utilized its entire capital loss carryforward of $8,912 from the prior year.

 (G) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

 (H) CUSTODY CREDITS EARNED ON CASH BALANCES

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser has voluntarily agreed to waive that portion of the investment advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average annual net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and PEA Capital LLC (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the Portfolio's average net assets for providing investment advisory services to the Portfolio. For the year ended December 31, 2003, the Investment Adviser paid the Sub-Adviser $15,637, of which $3,718 was payable at December 31, 2003.

At December 31, 2003, approximately 11.0% of the outstanding shares of the Portfolio was owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the year ended December 31, 2003, purchases and sales of securities, other than short-term securities, aggregated $9,788,352 and $1,679,945, respectively.

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a likelihood that the Commission will bring the Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P. ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO -related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above, PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO -related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.


FEDERAL TAX INFORMATION (UNAUDITED)

The portfolio paid long-term capital gain dividends of $0.00449 per share during the year ended December 31, 2003, all of which is taxable as 20% rate capital gain dividends.

A total of 23% of the dividends distributed during the year ended December 31, 2003 qualifies for the dividends-received deduction for corporate shareholders.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholder and Board of Trustees of PIMCO Advisor VIT -- PEA Renaissance Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PEA Renaissance Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, and the results of its operations, and the changes in its net assets and the financial highlights for the year then ended and for the period July 10, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audits includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                     PIMCO ADVISORS VIT - BOARD OF TRUSTEES

STEPHEN TREADWAY, CHAIRMAN OF THE BOARD AND PRESIDENT*
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 56
TRUSTEE SINCE: 2001
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

Managing Director of Allianz Dresdner Asset Management of America L.P.; Managing Director and Chief Executive Officer, PIMCO Advisors Fund Management LLC; Managing Director and Chief Executive Officer, PIMCO Advisors Distributors LLC; Member of the Board of Management of Allianz Dresdner Asset Management. Mr. Treadway serves as a director/Trustee and holds various executive officer positions in connection with Allianz Dresdner Asset Management of America L.P.'s affiliated open and closed-end mutual funds.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.


V. LEE BARNES
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 66
TRUSTEE SINCE: 2000
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

Principal, Glenville Associates, management consultants to the insurance industry; Director of NetLearning Services Corporation; Director of Davis International Banking Consultants; previously, consultant and acting Executive Vice President of Smyth, Sanford & Gerard Professional Liability L.L.C., an insurance underwriting agency.

PAUL Y. CLINTON
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 73
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND COMPLEX

Principal of Clinton Management Associates, a financial and venture capital consulting firm; Trustee of Capital Cash Management Trust, a money market fund and Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company. Formerly: Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; Vice President of W.R. Grace & Co.

THOMAS W. COURTNEY
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 70
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND COMPLEX

Principal of Courtney Associates, Inc., a venture capital firm, former General Partner of Trivest Venture Fund, a private venture capital fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest capital Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer Convertible Securities Fund, each of which is an open-end investment company; Formerly: President of Federated Investment Counseling, Inc., President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial Analysts Federation.


LACY B. HERRMANN
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 74
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND COMPLEX

Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring organization and manager, administrator and/or Sub-Advisor to a group of the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund. Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT'), and an Officer and Trustee/Director of its predecessors. President and Director of STCM Management Company, Inc., sponsor and advisor to CCMT. Chairman, President and a Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-term Asset Reserves; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Opportunity Value Fund, and Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University since 1996; Trustee of Hopkins School since 1993.

THEODORE T. MASON
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 68
TRUSTEE SINCE: 2000
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND COMPLEX

Executive Director of Louisiana Power Partners, LLC since 1999 and of East Wind Power Partners Ltd. since 1994; President of the Alumni Association of SUNY Maritime College (First Vice President, 2001; Second Vice President, 1998-2000) and Director of the same organization since 1997; Vice Chairman of the Board of Trustees of Capital Cash Management Trust since 1981, Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (is inactive) since 1982; Trustee of Short-Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of Churchill Cash Reserves Trust since 1985 (inactive), of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Asset Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Director of The Maritime Industry Museum at Fort Schuyler; Trustee of the Maritime College at Fort Schuyler Foundation, Inc. since 2000; Director of Navy League of the New York Council, 2002; Former National Officer of the Navy Reserve Association and Commanding officer of four Naval Reserve units, Captain, USNR(Ret).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105


TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                        Chairman, President & Trustee
V. Lee Barnes                           Trustee
Paul Y. Clinton                         Trustee
Thomas W. Courtney                      Trustee
Lacy B. Herrmann                        Trustee
Theodore T. Mason                       Trustee
Malcolm Bishopp                         Executive Vice President
Brian S. Shlissel                       Executive Vice President, Treasurer, &
                                          Secretary
Kenneth W. Corba                        Vice President and Portfolio Manager
Micheal Corelli                         Vice President and Portfolio Manager
Mark F. Degenhart                       Vice President and Portfolio Manager
Ben J. Fischer                          Vice President and Portfolio Manager
Colin Glinsman                          Vice President and Portfolio Manager
Louis P. Goldstein                      Vice President and Portfolio Manager
Matthew Greenwald                       Vice President and Portfolio Manager
William Gross                           Vice President and Portfolio Manager
Benjamin D. Gutstein                    Vice President and Portfolio Manager
Elisa A. Mazen                          Vice President and Portfolio Manager
Dennis McKechnie                        Vice President and Portfolio Manager
Jaime Michaelson                        Vice President and Portfolio Manager
John Schneider                          Vice President and Portfolio Manager
Robert K. Urquhart                      Vice President and Portfolio Manager
Lawrence G. Altadonna                   Assistant Treasurer
Jennifer A. Patula                      Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
PEA Capital LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

PIMCO ADVISORS VIT


NFJ SMALL CAP VALUE PORTFOLIO

ANNUAL REPORT
DECEMBER 31, 2003


MANAGED BY

[OPCAP ADVISORS LOGO]

[CHART]

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX*

                         PERIOD ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

                          SMALL CAP VALUE                RUSSELL 2000 VALUE INDEX*
                        RETURN     GROWTH $             RETURN             GROWTH $
                        ------     ---------            ------             ---------
  7/1/2003                            10,000                                  10,000
 7/31/2003               2.90%     10,290.00             4.99%             10,499.00
 8/31/2003               3.30%     10,629.57             4.58%             10,979.85
 9/30/2003              -2.07%     10,409.54            -1.15%             10,853.59
10/31/2003               6.05%     11,039.31             8.15%             11,738.15
11/30/2003               3.08%     11,379.33             3.84%             12,188.90
12/31/2003               4.49%     11,890.26             3.62%             12,630.14

                         CUMULATIVE ANNUAL TOTAL RETURN

                  SINCE JULY 1, 2003**
                  --------------------
                         18.9%

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.

* The Russell 2000 Value Index is an unmanaged index that is not available for direct investment. It is inclusive of reinvested dividends.

** Commencement of operations.

                               PIMCO ADVISORS VIT
                             NFJ SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003

 SHARES                                                                         VALUE
---------                                                                  ---------------
            COMMON STOCK-95.7%
            AEROSPACE-2.0%
      300   Curtiss-Wright Corp.                                           $        13,503
      800   Kaman Corp.                                                             10,184
                                                                           ---------------
                                                                                    23,687
                                                                           ---------------

            APPAREL/TEXTILES-2.0%
      350   Kellwood Co.                                                            14,350
      550   Russell Corp.                                                            9,658
                                                                           ---------------
                                                                                    24,008
                                                                           ---------------

            AUTOMOTIVE-1.1%
      550   Arctic Cat Inc.                                                         13,585
                                                                           ---------------

            BANKING-5.0%
      500   BancorpSouth, Inc.                                                      11,860
      500   Commercial Federal Corp.                                                13,355
      450   Old National Bancorp                                                    10,282
      450   Susquehanna Bancshares, Inc.                                            11,255
      450   Washington Federal, Inc.                                                12,780
                                                                           ---------------
                                                                                    59,532
                                                                           ---------------

            BUSINESS SERVICES-1.8%
      700   Ennis Business Forms, Inc.                                              10,710
      400   McGrath Rentcorp.                                                       10,900
                                                                           ---------------
                                                                                    21,610
                                                                           ---------------

            CHEMICALS-2.0%
    1,100   Methanex Corp.                                                          12,353
      350   The Lubrizol Corp.                                                      11,382
                                                                           ---------------
                                                                                    23,735
                                                                           ---------------

            CONSUMER PRODUCTS-2.9%
      750   Callaway Golf Co.                                                       12,637
      300   Russ Berrie & Company, Inc.                                             10,170
      700   Tupperware Corp.                                                        12,138
                                                                           ---------------
                                                                                    34,945
                                                                           ---------------

            DIVERSIFIED MANUFACTURING-7.3%
      500   Acuity Brands, Inc.                                                     12,900
      400   Barnes Group Inc.                                                       12,924
      450   Crane Co.                                                               13,833
      300   Harsco Corp.                                                            13,146
      300   Lancaster Colony Corp.                                                  13,548
      450   Sensient Technologies Corp.                                              8,897
      250   Teleflex Inc.                                                           12,083
                                                                           ---------------
                                                                                    87,331
                                                                           ---------------

            DRUGS & MEDICAL PRODUCTS-4.0%
      500   Arrow International, Inc.                                               12,490
      250   Invacare Corp.                                                          10,092
      250   Landauer, Inc.                                                          10,195
      300   The Cooper Companies, Inc.                                              14,139
                                                                           ---------------
                                                                                    46,916
                                                                           ---------------

 SHARES                                                                         VALUE
---------                                                                  ---------------
            ELECTRONICS-2.9%
      250   Analogic Corp.                                                 $        10,250
      500   ArvinMeritor, Inc.                                                      12,060
      950   Methode Electronics, Inc.*                                              11,618
                                                                           ---------------
                                                                                    33,928
                                                                           ---------------

            ENERGY-4.9%
      700   Cleco Corp.                                                             12,586
      500   OGE Energy Corp.                                                        12,095
      250   Peoples Energy Corp.                                                    10,510
      400   PNM Resources Inc.                                                      11,240
      350   UGI Corp.                                                               11,865
                                                                           ---------------
                                                                                    58,296
                                                                           ---------------

            FINANCIAL SERVICES-3.2%
      500   AMCORE Financial, Inc.                                                  13,510
      400   Provident Financial Group, Inc.                                         12,780
      450   Seacoast Financial Services Corp.                                       12,335
                                                                           ---------------
                                                                                    38,625
                                                                           ---------------

            FOOD BEVERAGE & TOBACCO-1.9%
      350   Corn Products International, Inc.                                       12,057
      250   Universal Corp.                                                         11,043
                                                                           ---------------
                                                                                    23,100
                                                                           ---------------

            FOOD SERVICES-3.3%
      400   Bob Evans Farms, Inc.                                                   12,984
      500   Fresh Del Monte Produce Inc.                                            11,915
      350   IHOP Corp.                                                              13,468
                                                                           ---------------
                                                                                    38,367
                                                                           ---------------

            FORESTRY-1.1%
      400   Universal Forest Products, Inc.                                         12,872
                                                                           ---------------

            HOUSEHOLD PRODUCTS-0.8%
      350   Libbey Inc.                                                              9,968
                                                                           ---------------

            INDUSTRIAL MANUFACTURING-2.0%
      550   Valmont Industries, Inc.                                                12,733
      300   York International Corp.                                                11,040
                                                                           ---------------
                                                                                    23,773
                                                                           ---------------

            INSURANCE-3.1%
      300   AmerUs Group Co.,                                                       10,491
      375   Delphi Financial Group, Inc.                                            13,500
      250   LandAmerica Financial Group, Inc.                                       13,065
                                                                           ---------------
                                                                                    37,056
                                                                           ---------------

            MACHINERY/ENGINEERING-2.0%
      450   Lincoln Electric Holdings, Inc.                                         11,133
      550   Regal-Beloit Corp.                                                      12,100
                                                                           ---------------
                                                                                    23,233
                                                                           ---------------

            MANUFACTURING-1.1%
      275   Precision Castparts Corp.                                               12,488
                                                                           ---------------

 SHARES                                                                         VALUE
---------                                                                  ---------------
            METALS & MINING-3.5%
      400   Arch Coal, Inc.                                                $        12,468
      450   Commercial Metals Co.                                                   13,680
      750   Massey Energy Co.                                                       15,600
                                                                           ---------------
                                                                                    41,748
                                                                           ---------------

            OIL & GAS-14.0%
      450   Atmos Energy Corp.                                                      10,935
      600   Berry Petroleum Co.                                                     12,150
      400   Cabot Oil & Gas Corp.                                                   11,740
      350   Energen Corp.                                                           14,360
      400   Helmerich & Payne, Inc.                                                 11,172
      400   National Fuel Gas Co.                                                    9,776
      400   Nicor Inc.                                                              13,616
      400   Northwest Natural Gas Co.                                               12,300
      250   Penn Virginia Corp.                                                     13,913
      400   St. Mary Land & Exploration Co.                                         11,400
      450   Vectren Corp.                                                           11,093
      900   Vintage Petroleum, Inc.                                                 10,827
      400   WGL Holdings Inc.                                                       11,116
      350   World Fuel Services Corp.                                               11,883
                                                                           ---------------
                                                                                   166,281
                                                                           ---------------

            PAPER PRODUCTS-0.9%
      600   Rock-Tenn Co.                                                           10,356
                                                                           ---------------

            PRINTING & PUBLISHING-1.0%
      300   Banta Corp.                                                             12,150
                                                                           ---------------

            REAL ESTATE-7.5%
      250   CBL & Associates Properties, Inc.-REIT                                  14,125
      350   First Industrial Realty Trust, Inc.-REIT                                11,812
      350   Healthcare Realty Trust, Inc.-REIT                                      12,512
      250   Health Care Property Investors, Inc.-REIT                               12,700
    1,100   HRPT Properties Trust-REIT                                              11,099
      100   Nationwide Health Properties, Inc.-REIT                                  1,955
      500   New Plan Excel Realty Trust-REIT                                        12,335
      350   Shurgard Storage Centers, Inc.-REIT                                     13,178
                                                                           ---------------
                                                                                    89,716
                                                                           ---------------

            RECREATION-1.0%
    1,000   Sturm, Ruger & Company, Inc.                                            11,370
                                                                           ---------------

            RETAIL-6.0%
      350   Brown Shoe Co. Inc.                                                     13,275
      600   Burlington Coat Factory Warehouse Corp.                                 12,696
      700   Casey's General Stores, Inc.                                            12,362
      650   Ruddick Corp.                                                           11,635
      500   The Cato Corp.                                                          10,250
      300   Weis Markets, Inc.                                                      10,890
                                                                           ---------------
                                                                                    71,108
                                                                           ---------------

 SHARES                                                                         VALUE
---------                                                                  ---------------
            TRANSPORTATION-2.1%
      400   Alexander & Baldwin, Inc.                                      $        13,476
      400   Tidewater Inc.                                                          11,952
                                                                           ---------------
                                                                                    25,428
                                                                           ---------------

            TRUCKING/SHIPPING-3.1%
      500   Frontline Limited                                                       12,735
      250   Teekay Shipping Corp.                                                   14,257
      300   USF Corp.                                                               10,257
                                                                           ---------------
                                                                                    37,249
                                                                           ---------------

            WHOLESALE/DISTRIBUTOR-2.2%
      300   Hughes Supply, Inc.                                                     14,886
      500   Owens & Minor, Inc.                                                     10,955
                                                                           ---------------
                                                                                    25,841
                                                                           ---------------

              Total Common Stock (cost-$985,438)                                 1,138,302
                                                                           ---------------
              Total Investments (cost-$985,438+)                95.7%            1,138,302
              Other assets less liabilities                      4.3                51,021
                                                               -----       ---------------
              Net Assets                                       100.0%      $     1,189,323
                                                               =====       ===============

----------
            * Non-income producing security
            REIT - Real Estate Investment Trust

+ For federal income tax purpose the cost of securities owned at December 31, 2003 was $984,873. Accordingly, net unrealized appreciation of investments of $153,429 was composed of gross appreciation of $161,467 for those investments having an excess of value over cost and gross depreciation of $8,038 for those investments having an excess of cost over value.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS:
Investments, at value (cost-$985,438)                                          $     1,138,302
Cash                                                                                    41,769
Receivable for investment sold                                                          13,995
Dividends receivable                                                                     2,207
Receivable due from Investment Adviser                                                     425
                                                                               ---------------
   Total Assets                                                                      1,196,698
                                                                               ---------------

LIABILITIES:
Accrued expenses                                                                         7,375
                                                                               ---------------
   Total Liabilities                                                                     7,375
                                                                               ---------------

      Net Assets                                                               $     1,189,323
                                                                               ===============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized)    $         1,017
Paid-in-capital in excess of par                                                     1,019,056
Undistributed net investment income                                                        826
Net realized gain on investments                                                        15,560
Net unrealized appreciation of investments                                             152,864
                                                                               ---------------

      Net Assets                                                               $     1,189,323
                                                                               ===============

Shares outstanding                                                                     101,717
                                                                               ---------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                 $         11.69
                                                                               ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS

             FOR THE PERIOD JULY 1, 2003* THROUGH DECEMBER 31, 2003

INVESTMENT INCOME:
Dividends                                                                      $        15,470
Interest                                                                                   133
                                                                               ---------------
   Total investment income                                                              15,603
                                                                               ---------------

EXPENSES:
Audit and tax services fees                                                              7,575
Custodian fees                                                                           5,288
Investment advisory fees                                                                 4,365
Miscellaneous                                                                              633
                                                                               ---------------
   Total expenses                                                                       17,861

   Less: investment advisory fees waived                                                (4,365)
         expenses reimbursed by Investment Adviser                                      (8,040)
                                                                               ---------------
      Net expenses                                                                       5,456
                                                                               ---------------

         Net investment income                                                          10,147
                                                                               ---------------

REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                       26,312
Net unrealized appreciation of investments                                             152,864
                                                                               ---------------

      Net realized and unrealized gain                                                 179,176
                                                                               ---------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENTS OPERATIONS               $       189,323
                                                                               ===============

----------
* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

          FOR THE PERIOD JULY 1, 2003* THROUGH DECEMBER 31, 2003

INVESTMENT OPERATIONS:
Net investment income                                                          $        10,147
Net realized gain on investments                                                        26,312
Net unrealized appreciation of investments                                             152,864
                                                                               ---------------
   Net increase in net assets resulting from operations                                189,323
                                                                               ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investments income                                                                 (10,166)
Net realized gains                                                                      (9,907)
                                                                               ---------------
      Total dividends and distributions to shareholder                                 (20,073)
                                                                               ---------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares                                                 1,000,000
Reinvestment of dividends and distributions                                             20,073
                                                                               ---------------
      Net increase in net assets from share transactions                             1,020,073
                                                                               ---------------
Total increase in net assets                                                         1,189,323

NET ASSETS:
Beginning of period                                                                          -
                                                                               ---------------
End of period  (including  undistributed  net investment income of $826)       $     1,189,323
                                                                               ===============

SHARES ISSUED AND REINVESTED:
Issued                                                                                 100,000
Issued in reinvestment of dividends and distributions                                    1,717
                                                                               ---------------
            Net increase                                                               101,717
                                                                               ===============

----------
*  Commencement of operations.

SEE ACCOMPANYING NOTES OF FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

  FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR THE PERIOD, JULY 1, 2003*
                            THROUGH DECEMBER 31, 2003

Net asset value, beginning of period                                           $         10.00
                                                                               ---------------

INVESTMENT OPERATIONS:
Net investment income                                                                     0.10
Net realized and unrealized gain on investments                                           1.79
                                                                               ---------------
   Total from investment operations                                                       1.89
                                                                               ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                    (0.10)
Net realized gain                                                                        (0.10)
                                                                               ---------------
   Total dividends and distributions to shareholders                                     (0.20)
                                                                               ---------------

Net asset value, end of period                                                 $         11.69
                                                                               ===============

TOTAL RETURN(1)                                                                           18.9%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                              $         1,189
Ratio of expenses to average net assets (2)(3)                                            1.00%
Ratio of net investment income to average net assets (2)(3)                               1.86%
Portfolio Turnover                                                                          16%

----------
*   Commencement of operations

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2) During the fiscal period indicated above, the Investment Adviser waived its fee and assumed a portion of the Portfolio's operating expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 3.27% (annualized) and (0.41)% (annualized), for the period July 1, 2003 (commencement of operations) through December 31, 2003.
(3) Annualized

SEE ACCOMPANYING NOTES OF FINANCIAL STATEMENTS.

                               PIMCO ADVISORS VIT
                          NFJ SMALL CAP VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Advisors VIT (the "Trust"), formerly OCC Accumulation Trust was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: OpCap Equity Portfolio, OpCap Small Cap Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, the OpCap U.S. Government Income Portfolio, OpCap Mid Cap Portfolio, PEA Science & Technology Portfolio, PEA Renaissance Portfolio, NFJ Small Cap Value Portfolio ("the Portfolio") and NFJ Equity Income Portfolio. The Portfolio commenced operations on July 1, 2003. OpCap Advisors LLC (the "Investment Adviser") serves as the Trust's investment adviser. The Investment Adviser is a Delaware limited liability company which is an indirect majority-owned subsidiary of Allianz AG.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

 (A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Investment securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The value of the Portfolio's investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.

 (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

 (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

 (D) REPURCHASE AGREEMENTS

The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

 (E) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

 (F) INCOME TAX INFORMATION

The tax character of dividends of $20,073 paid during the period July 1, 2003 (commencement of operations) through December 31, 2003 was comprised entirely from ordinary income.

At December 31, 2003 the tax character of distributable earnings of $15,615 was comprised of $15,434 of ordinary income and $181 of long-term capital gains.

 (G) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(2) INVESTMENT ADVISER/SUB-ADVISER

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio's average net assets at the annual rate of 0.80% on the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Pursuant to a sub-advisory agreement between the Investment Adviser and NFJ Investment Group (the "Sub-Adviser"), an affiliate of the Investment Adviser, the Investment Adviser (not the Portfolio) pays the Sub-Adviser a monthly fee at the annual rate of 0.40% of the Portfolio's average net assets for providing investment advisory services to the Portfolio. For the period July 1, 2003 (commencement of operations) through December 31, 2003, the Investment Adviser paid the Sub-Adviser $2,183,of which $396 was payable at December 31, 2003.

At December 31, 2003, 100.0% of the outstanding shares of the Portfolio was owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) INVESTMENTS IN SECURITIES

For the period July 1, 2003 (commencement of operations) through December 31, 2003, purchases and sales of securities, other than short-term securities, aggregated $1,126,756 and $167,630, respectively.

(4) SUBSEQUENT EVENT

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PEA Capital LLC (hereafter, PEA Capital, also formerly known as PIMCO Equity Advisors LLC), the sub-adviser to the PEA Renaissance and PEA Science & Technology Portfolios, and PIMCO Advisors Fund Management LLC ("PAFM"), that it intended to recommend that the Commission bring a civil administrative action (the "Potential Action") against PEA Capital and PAFM seeking a permanent injunction, disgorgement plus prejudgment interest and civil penalties in connection with the Commission's investigation of "market timing" and related trading activities in certain funds advised by PEA Capital and PAFM that are not part of the Trust. There is a substantial likelihood that the Commission will bring the Potential Action. The Potential Action does not allege any inappropriate activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the Potential Action.

On February 17, 2004, the Attorney General of New Jersey filed a complaint against Allianz Dresdner Asset Management of America L.P ("ADAM"), PIMCO Advisors Distributors LLC, ("PAD"), PEA Capital and Pacific Investment Management Company LLC ("PIMCO"), sub-adviser to the OpCap Managed Portfolio, in connection with its investigation into market timing and late trading. The complaint contends that inappropriate trading by shareholders engaged in market timing activity took place in funds managed by PEA Capital and PIMCO that are not part of the Trust. The complaint does not allege any market timing activity took place in the PIMCO Advisors VIT and PIMCO Advisors VIT is not named in the New Jersey Attorney General's complaint.

On February 20, 2004, a class action lawsuit was filed in the United States District Court, District of New Jersey on behalf of certain shareholders against ADAM, Oppenheimer Capital LLC, PAD, PIMCO, PEA Capital, PIMCO Advisors VIT and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of another trust. This complaint, however, does not allege any market timing activity took place in the PIMCO Advisors VIT.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, certain PIMCO -related entities and their affiliates are under investigation by the Commission relating to directed brokerage and revenue-sharing arrangements involving open-end investment companies they advise. These entities and certain of their affiliates also have been named as defendants in a putative class action lawsuit that challenges the brokerage and distribution arrangements of open-end investment companies advised by the PIMCO-related entities and their affiliates, including revenue sharing arrangements. The complaint, filed in U.S. District Court, District of Connecticut, on February 17, 2004, generally alleges that the investment adviser to these funds inappropriately used assets of these open-end investment companies to pay brokers to promote the investment companies by directing brokerage transactions to such brokers, and did not fully disclose such arrangements to shareholders. The lawsuit seeks unspecified compensatory damages. In addition, the Attorney General of the State of California has publicly announced an investigation into the matters referenced above. PIMCO Advisors VIT has not been named in any of the matters described above.

Additional lawsuits and regulatory actions arising out of these circumstances and presenting similar allegations may be filed against ADAM and the PIMCO-related entities, including PIMCO Advisors VIT.

ADAM, the PIMCO-related entities and outside counsel have conducted an internal investigation into the matters raised by the Commission, the New Jersey Attorney General's complaint and the class action complaints and are fully cooperating with its regulators and federal and state authorities. The Trust, OpCap Advisors (the Trust's investment adviser), PEA Capital and PIMCO believe that these developments will not have a material adverse effect on the Trust or the Portfolios or on OpCap Advisors, PEA Capital or PIMCO's ability to perform under their respective investment advisory and portfolio management agreements relating to the Portfolios.


FEDERAL TAX INFORMATION (UNAUDITED)

A total of 29% of the dividends distributed during the fiscal period qualify for the dividends-received deduction for corporate shareholders.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholder and Board of Trustees of PIMCO Advisor VIT -- NFJ Small Cap Value Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the NFJ Small Cap Value Portfolio (one of the portfolios of PIMCO Advisors VIT, hereafter referred to as the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period July 1, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 23, 2004

                      PIMCO ADVISORS VIT-BOARD OF TRUSTEES

STEPHEN TREADWAY, CHAIRMAN OF THE BOARD AND PRESIDENT *
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 56
TRUSTEE SINCE: 2001
TRUSTEE/DIRECTOR OF 55 FUNDS IN FUND COMPLEX
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

Managing Director of Allianz Dresdner Asset Management of America L.P.; Managing Director and Chief Executive Officer, PIMCO Advisors Fund Management LLC; Managing Director and Chief Executive Officer, PIMCO Advisors Distributors LLC; Member of the Board of Management of Allianz Dresdner Asset Management Gmbh Mr. Treadway serves as a director/trustee and holds various executive officer positions in connection with Allianz Dresdner Asset Management of America L.P.'s affiliated open and closed-end mutual funds.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investments Adviser.


V. LEE BARNES
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 66
TRUSTEE SINCE: 2000
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

Principal, Glenville Associates, management consultants to the insurance industry; Director of NetLearning Services Corporation; Director of Davis International Banking Consultants; previously, consultant and acting Executive Vice President of Smyth, Sanford & Gerard Professional Liability L.L.C., an insurance underwriting agency.


PAUL Y. CLINTON
1345 Avenue of the Americas
NEW YORK, NY 10105
AGE: 73
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND COMPLEX

Principal of Clinton Management Associates, a financial and venture capital consulting firm; Trustee of Capital Cash Management Trust, a money market fund and Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of oppenheimer Quest Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, each of which is an open-end investment company. Formerly: Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; Vice President of W.R. Grace & Co.

THOMAS W. COURTNEY
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 70
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND COMPLEX

Principal of Courtney Associates, Inc., a venture capital firm, former General Partner of Trivest Venture Fund, a private venture capital fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer Convertible Securities Fund, each of which is an open-end investment company; Formerly: President of Federated Investment Counseling, Inc., President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial Analysts Federation.


LACY B. HERRMANN
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 74
TRUSTEE SINCE: 1994
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND COMPLEX

Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring organization and manager, administrator and/or Sub-Advisor to a group of the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund. Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT'), and an Officer and Trustee/Director of its predecessors. President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-term Asset Reserves; Director of Oppenheimer Quest International Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, and Oppenheimer Quest Balanced Fund, each of which is an open-end investment company; Trustee Emeritus of Brown University since 1996; Trustee of Hopkins School since 1993.

THEODORE T. MASON
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE:68
TRUSTEE SINCE:2000
TERM OF OFFICE: PERPETUAL
TRUSTEE/DIRECTOR OF 10 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND COMPLEX

Executive Director of Louisiana Power Partners, LLC since 1999 and of East Wind Power Partners Ltd. since 1994; President of the Alumni Association of SUNY Maritime College (First Vice President, 2001; Second Vice President, 1998-2000) and Director of the same organization since 1997; Vice Chairman of the Board of Trustees of Capital Cash Management Trust since 1981, Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (is inactive) since 1982; Trustee of Short-Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of Churchill Cash Reserves Trust since 1985 (inactive), of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Asset Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Director of The Maritime Industry Museum at Fort Schuyler; Trustee of the Maritime College at Fort Schuyler Foundation, Inc. since 2000; Director of Navy League of the New York Council, 2002; Former National Officer of the Navy Reserve Association and Commanding officer of four Naval Reserve units, Captain, USNR(Ret).

                               PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105


TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway                    Chairman, President & Trustee
V. Lee Barnes                       Trustee
Paul Y. Clinton                     Trustee
Thomas W. Courtney                  Trustee
Lacy B. Herrmann                    Trustee
Theodore T. Mason                   Trustee
Malcolm  Bishopp                    Executive Vice President
Brian S. Shlissel                   Executive Vice President, Treasurer,
                                      & Secretary
Kenneth W. Corba                    Vice President and Portfolio Manager
Michael Corelli                     Vice President and Portfolio Manager
Mark F. Degenhart                   Vice President and Portfolio Manager
Ben J. Fisher                       Vice President and Portfolio Manager
Colin Glinsman                      Vice President and Portfolio Manager
Louis P. Goldstein                  Vice President and Portfolio Manager
Matthew Greenwald                   Vice President and Portfolio Manager
William Gross                       Vice President and Portfolio Manager
Benjamin D. Gutstein                Vice President and Portfolio Manager
Elisa A. Mazen                      Vice President and Portfolio Manager
Dennis McKechnie                    Vice President and Portfolio Manager
Jaime Michaelson                    Vice President and Portfolio Manager
John Schneider                      Vice President and Portfolio Manager
Robert K. Urquhart                  Vice President and Portfolio Manager
Lawrence G. Altadonna               Assistant Treasurer
Jennifer A. Patula                  Assistant Secretary

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
NFJ Investment Group
2121 San Jacinto, Suite 1840
Dallas, TX 75201

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

ITEM 2. CODE OF ETHICS As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the Registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-700-VALU.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees (the "Board") of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

       a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, review of the Registrants semiannual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $112,500 in 2002 and $191,000 in 2003.

       b) Audit-Related Fees. There were no audit-related fees for the Registrant during the Reporting Periods.

       c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $32,500 in 2002 and $39,800 in 2003. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns
           (ii) tax advice/services in connection with research/consultation regarding tax qualification matters.

       d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

       e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrants policy is stated below.

                         PIMCO ADVISORS VIT (THE "FUND")

                        AUDIT OVERSIGHT COMMITTEE POLICY
                                       FOR
        PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund's Audit Oversight Committee ("Committee") is charged with the responsibility of monitoring the independence of the Fund's accountants. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

     a review of the nature of the professional services expected to be provided,

     a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Committee of the Fund will review and pre-approve the scope of the audits of the Fund and proposed audit fees, as well as the audit-related and non-audit services that may be performed by the Fund's independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy.

In connection with the Committee's pre-approval of services pursuant to this Policy, the President or Treasurer of the Fund will confirm in writing that the engagement of the independent accounting firm for any non-audit service provided to the Fund for which the Committee's pre-approval is being sought will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

     Annual Fund financial statement audits
     Seed audits (related to new product filings, as required)
     SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

     Accounting consultations
     Fund merger support services
     Agreed upon procedure reports (inclusive of semiannual report review) Attestation reports
     Comfort letters
     Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $75,000.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

     Tax compliance services related to the filing or amendment of the following: Federal, state and local income tax compliance; and, Sales and use tax compliance

     Timely RIC qualification reviews
     Tax distribution analysis and planning
     Tax authority examination services
     Tax appeals support services
     Accounting methods studies
     Fund merger support services
     Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $75,000.

PROSCRIBED SERVICES

The Fund's independent accountants will not render services in the following categories of non-audit services:

     Bookkeeping or other services related to the accounting records or financial statements of the Fund
     Financial information systems design and implementation
     Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
     Actuarial services
     Internal audit outsourcing services
     Management functions or human resources
     Broker or dealer, investment adviser or investment banking services
     Legal services and expert services unrelated to the audit
     Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will review at least annually non-audit services provided to the Adviser and any of its affiliates that also provide ongoing services to the Fund. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Fund. Although the Committee will not pre-approve all services provided to the Adviser and its affiliates, the Committee will receive an annual report from the Fund's independent accounting firm showing the aggregate fees for all services provided to the Adviser and its affiliates. Individual projects that are not presented to the Committee as part of the annual review for pre-approval for the ensuing year, may be individually pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $100,000.

       e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

       f)  Not applicable

       g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and rendered to Service Affiliates for the Reporting Periods were $625,165 in 2002 and $182,912 in 2003.

       h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure requirement not currently effective

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure not required for open-end management investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. Disclosure requirement not required for open-end management companies

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS Disclosure requirement not currently effective

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)  Exhibit 99.a - Code of Ethics

(b) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(c) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Advisors VIT

By /s/ Stephen Treadway
-----------------------
Stephen Treadway, Chairman & President

Date: March 10, 2004

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, Executive Vice President, Treasurer & Secretary

Date: March 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen Treadway
-----------------------
Stephen Treadway, Chairman & President

Date: March 10, 2004

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, Executive Vice President, Treasurer & Secretary

Date: March 10, 2004